GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.1 - Schedule 2

Unique ID	Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	DBRS Compliance Grade	FITCH Compliance Grade	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
843200504	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843202132	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Initial TIL not provided - EV2		D	D	Yes	Yes	Estimated HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843200861	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843200860	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 7/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2009	Refinance	Primary	XXX	$XXX
843200228	XXX	XXX	XXX	3	3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	4/XX/2009	Refinance	Primary	XXX	$XXX
843202167	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843200872	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/10: Appraisal not provided	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843202165	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843202166	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Initial TIL not provided - EV2 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/31: Client approved use of alternative application document for initial application date.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843200270	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Second Home	XXX	$XXX
843200029	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
										COMMENT: 2017/XX/11: The security instrument reflects that 2 separate property addresses with different parcel numbers and legal descriptions are secured by the loan.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843200199	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843200870	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/10: Client approved use of alternative document for the initial application date.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843200088	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843200859	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200080	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Purchase	Primary	XXX	$XXX
843202140	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843202148	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,597.13 is underdisclosed from calculated Finance Charge of $337,647.07 in the amount of $49.94. - EV2

*** (OPEN) Initial TIL not provided - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,597.13 is underdisclosed from calculated Finance Charge of $337,647.07 in the amount of $49.94.
										COMMENT: 2018/XX/14: TIL itemization disclosed total prepaid fees in the amount of $8,370.02 which matches the HUD in the file, however the TIL itself shows only $8,335.02 in prepaid finance charges were used to calculate the amount financed.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843202380	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2001	Refinance	Primary	XXX	$XXX
843202379	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2018/XX/12: High Cost testing complete - Premium and terms documented in file.	1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Purchase	Primary	XXX	$XXX
843200049	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2	*** (OPEN) Alternate source used for application date
COMMENT: 2018/XX/09: Lender application date taken from internal LOS screen print.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2018/XX/09: Lender application date taken from internal LOS screen print.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843200534	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,641.26 is underdisclosed from calculated Finance Charge of $185,805.36 in the amount of $164.10. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,641.26 is underdisclosed from calculated Finance Charge of $185,805.36 in the amount of $164.10.
										COMMENT: 2018/XX/09: Unable to determine reason for under disclosure due to itemization of amount financed on TIL is blank.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2002	Refinance	Primary	XXX	$XXX
843200565	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2	*** (OPEN) Alternate source used for application date
COMMENT: 2018/XX/09: Lender application date taken from internal LOS screen print.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2018/XX/08: Lender application date taken from internal LOS screenprint.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200338	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843200013	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	2/XX/2004	UTD	Primary	XXX	$XXX
843200247	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2002	Refinance	Primary	XXX	$XXX
843202170	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843202168	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,945.37 is underdisclosed from calculated Finance Charge of $129,225.32 in the amount of $279.95. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,945.37 is underdisclosed from calculated Finance Charge of $129,225.32 in the amount of $279.95.
										COMMENT: 2018/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843200036	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843200857	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/06: Appraisal not provided.	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2018/XX/06: Grace period of 10 days is below the minimum of 15 days required for the state of PA.	D	D	Yes	No	Missing	XXXX	12/XX/2006	UTD	Primary	XXX	$XXX
843200856	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843202387	XXX	XXX	XXX	2	*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2018/XX/17: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843200337	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843202365	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,045.25 is underdisclosed from calculated Finance Charge of $146,523.25 in the amount of $478.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,045.25 is underdisclosed from calculated Finance Charge of $146,523.25 in the amount of $478.00.
										COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843202363	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843202364	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843200863	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843202123	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Primary	XXX	$XXX
843202119	XXX	XXX	XXX	1	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	1	*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV1

*** (CLEARED) Initial TIL not provided - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		A	A	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843202118	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843200251	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200867	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843200519	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	UTD	XXX	$XXX
843200018	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/13: Appraisal not provided.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843202356	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/18: File does not contain either Preliminary or Final Title	3	*** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing. Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3

*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) Rhode Island Tangible Net Benefit Testing: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		C	C	Yes	Yes	Final HUD1	XXXX	8/XX/2008	Refinance	Primary	XXX	$XXX
843202350	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843202349	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843200075	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200858	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843202343	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $839,150.11 is underdisclosed from calculated Finance Charge of $889,192.23 in the amount of $50,042.12. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.79300% is underdisclosed from calculated APR of 9.59411% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $839,150.11 is underdisclosed from calculated Finance Charge of $889,192.23 in the amount of $50,042.12.
COMMENT: 2019/XX/11: 1003 and 1008 show loan approved with monthly MI.  Final TIL does not show any MI.  High Cost testing complete - Premium and terms documented in file.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.79300% is underdisclosed from calculated APR of 9.59411% outside of 0.125% tolerance.
										COMMENT: 2019/XX/11: 1003 and 1008 show loan approved with monthly MI. Final TIL does not show any MI. High Cost testing complete - Premium and terms documented in file.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843202342	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	11/XX/2005	Purchase	Primary	XXX	$XXX
843200548	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

									*** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2014	Refinance	Primary	XXX	$XXX
843200853	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202338	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843202334	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843202336	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843202335	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Investment	XXX	$XXX
843202330	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,387.33 is underdisclosed from calculated Finance Charge of $93,584.52 in the amount of $197.19. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,387.33 is underdisclosed from calculated Finance Charge of $93,584.52 in the amount of $197.19.
										COMMENT: 2019/XX/24: Unable to determine as the file did not contain an itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843202337	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Purchase	Primary	XXX	$XXX
843200445	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202331	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Purchase	Primary	XXX	$XXX
843202332	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843200854	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2009	Refinance	Primary	XXX	$XXX
843200214	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2010 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2	*** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete COMMENT: 2019/XX/22: Right T Cancel document was not signed nor dated by both borrowers.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2010	Refinance	Primary	XXX	$XXX
843200855	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843202339	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843202333	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843200328	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843200285	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,982.70 is underdisclosed from calculated Finance Charge of $302,799.06 in the amount of $2,816.36. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,982.70 is underdisclosed from calculated Finance Charge of $302,799.06 in the amount of $2,816.36.
										COMMENT: 2019/XX/28: Unable to determine under disclosure due to missing the TIL itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843202310	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843200121	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Investment	XXX	$XXX
843202311	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200480	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843202279	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/12: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2001	Refinance	Primary	XXX	$XXX
843202278	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2008	Purchase	Primary	XXX	$XXX
843202348	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2 *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV2	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2020/XX/09: Loan file is missing second appraisal required for securitization. *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) COMMENT: 2020/XX/09: FHA amendatory clause provided at closing. *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) COMMENT: 2020/XX/09: FHA real estate certification provided at closing.	2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
										COMMENT: 2020/XX/10: Loan file is missing the South Carolina CHL Complaint Agency disclosure.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2014	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
843200516	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Investment	XXX	$XXX
843200094	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	XXXX	7/XX/1996	Purchase	Primary	XXX	$XXX
843202269	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,558.80 is underdisclosed from calculated Finance Charge of $113,009.71 in the amount of $450.91. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,558.80 is underdisclosed from calculated Finance Charge of $113,009.71 in the amount of $450.91.
										COMMENT: 2019/XX/26: The TIL Itemization did not disclose a recording service fee of $44 and a settlement/closing fee of $500 as prepaid finance charges. A lender credit of $93.38 was applied to the loan discount fee of $600 that is not included in the TIL itemization.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/1996	Refinance	Primary	XXX	$XXX
843200410	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2001	Refinance	Primary	XXX	$XXX
843202268	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,627.85 is underdisclosed from calculated Finance Charge of $167,189.40 in the amount of $561.55. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,627.85 is underdisclosed from calculated Finance Charge of $167,189.40 in the amount of $561.55.
										COMMENT: 2019/XX/22: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2002	Refinance	Primary	XXX	$XXX
843200141	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Purchase	Primary	XXX	$XXX
843200313	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,521.91 is underdisclosed from calculated Finance Charge of $106,022.88 in the amount of $2,500.97. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,521.91 is underdisclosed from calculated Finance Charge of $106,022.88 in the amount of $2,500.97.
										COMMENT: 2019/XX/12: Approval indicates index value used was 1.463%. The closest index value available in our look-back period is 1.6767%.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843202267	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843200384	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,754.90 is underdisclosed from calculated Finance Charge of $139,187.82 in the amount of $432.92. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,754.90 is underdisclosed from calculated Finance Charge of $139,187.82 in the amount of $432.92.
										COMMENT: 2019/XX/23: Unable to determine cause of under disclosure due to missing amortization schedule	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843202266	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,242.66 is underdisclosed from calculated Finance Charge of $71,578.87 in the amount of $336.21. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,242.66 is underdisclosed from calculated Finance Charge of $71,578.87 in the amount of $336.21.
										COMMENT: 2019/XX/17: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843202265	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843202264	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200140	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.99000% contracts for a prepay term of 36 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.99000% contracts for a prepay term of 36 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/18: PPP Expired. Prepayment charge not allowed per state (NY) - no prepayment allowed if rate of interest on a mortgage loan exceeds 6% per annum - note states a rate of 6.99% with a prepayment penalty of 6 months interest on amount prepaid within 12 months in excess of 20% of the OPB. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843202253	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	9/XX/1999	Refinance	Primary	XXX	$XXX
843202252	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2009	Purchase	Primary	XXX	$XXX
843200517	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2004	UTD	Primary	XXX	$XXX
843202244	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843202235	XXX	XXX	XXX	3	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/19: Appraisal not provided.	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/19: Loan file only contains the final 1003, TIL, and security instrument.	D	D		No	Missing	XXXX		Purchase	Primary	XXX	$XXX
843202250	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843202353	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843202352	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843202351	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843202233	XXX	XXX	XXX	2	2	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,852.69 is underdisclosed from calculated Finance Charge of $345,970.30 in the amount of $117.61. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,852.69 is underdisclosed from calculated Finance Charge of $345,970.30 in the amount of $117.61.
										COMMENT: 2020/XX/26: TIL itemization did not disclose a Recording Service fee of $150 as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202234	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.07911% or Final Disclosure APR of 7.12500% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VVOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.07911% or Final Disclosure APR of 7.12500% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2020/XX/28: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VVOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
										COMMENT: 2020/XX/11: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes.	D	D	No	No	Missing	XXXX	8/XX/2011	Purchase	Primary	XXX	$XXX
843202232	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200264	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843202230	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	12/XX/2009	Refinance	Primary	XXX	$XXX
843200389	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/21: File does not contain either Preliminary or Final Title.	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/21: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Second Home	XXX	$XXX
843202113	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		D	D	No	No	Missing	XXXX	11/XX/2005	Purchase	Investment	XXX	$XXX
843202115	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Second Home	XXX	$XXX
843202114	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843200325	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,490.51 is underdisclosed from calculated Finance Charge of $252,032.35 in the amount of $541.84. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,490.51 is underdisclosed from calculated Finance Charge of $252,032.35 in the amount of $541.84.
										COMMENT: 2020/XX/06: Under disclosure due to the required rounding factor of 0.125% on the note, when the note rate is 9.730%.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843202251	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1	*** (CLEARED) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2020/XX/11: The HUD-1 is not legible in the fee amount column. There are digits for all of the figures that are not visible.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843202196	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843202205	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843200469	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843202218	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200551	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200357	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2002	Refinance	Primary	XXX	$XXX
843202186	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2012	Refinance	Primary	XXX	$XXX
843202187	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012 - EV3	2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2012	Refinance	Primary	XXX	$XXX
843202188	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2012	Refinance	Primary	XXX	$XXX
843202189	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,629.35 is underdisclosed from calculated Finance Charge of $45,679.87 in the amount of $50.52. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,629.35 is underdisclosed from calculated Finance Charge of $45,679.87 in the amount of $50.52.
										COMMENT: 2020/XX/21: TIL Itemization does not reflect recording fee of $50 as a prepaid finance charge	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2011	Refinance	Primary	XXX	$XXX
843202191	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2010	Refinance	Primary	XXX	$XXX
843202192	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2009	Refinance	Primary	XXX	$XXX
843200042	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	Estimated HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843202199	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Purchase	Primary	XXX	$XXX
843202198	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843202201	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843200395	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Investment	XXX	$XXX
843200404	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843202208	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843202209	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $314,673.90 is underdisclosed from calculated Finance Charge of $315,016.19 in the amount of $342.29. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $314,673.90 is underdisclosed from calculated Finance Charge of $315,016.19 in the amount of $342.29.
										COMMENT: 2020/XX/31: Lenders Final TIL represents 120 monthly payments of MI. Whereas audited finance charge reflects 198 monthly payments of MI and a fall-off after approximately 78% LTV.	B	B	No	Yes	Final HUD1	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843202210	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843200412	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Investment	XXX	$XXX
843202211	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843202178	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843202219	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843202220	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	7/XX/2003	Purchase	Investment	XXX	$XXX
843202181	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,916.10 is underdisclosed from calculated Finance Charge of $126,538.14 in the amount of $622.04. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,916.10 is underdisclosed from calculated Finance Charge of $126,538.14 in the amount of $622.04.
										COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed	B	B	No	Yes	Final HUD1	XXXX	6/XX/2003	Purchase	Primary	XXX	$XXX
843200002	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,991.80 is underdisclosed from calculated Finance Charge of $305,446.66 in the amount of $454.86. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,991.80 is underdisclosed from calculated Finance Charge of $305,446.66 in the amount of $454.86.
										COMMENT: 2020/XX/30: TIL Itemization did not disclose an Attorney Fee of $445 and a Courier Fee of $3094 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843202222	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,207.99 is underdisclosed from calculated Finance Charge of $103,733.05 in the amount of $525.06. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,207.99 is underdisclosed from calculated Finance Charge of $103,733.05 in the amount of $525.06.
										COMMENT: 2020/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	Primary	XXX	$XXX
843200305	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Purchase	Primary	XXX	$XXX
843202224	XXX	XXX	XXX	2				2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2002	Purchase	Primary	XXX	$XXX
843202226	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2002	Purchase	Primary	XXX	$XXX
843202228	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2000 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	2/XX/2001	Purchase	Primary	XXX	$XXX
843200476	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843200538	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843202212	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843200339	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2010 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2010	Refinance	Primary	XXX	$XXX
843202190	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010 - EV3		2	*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2010	Refinance	Primary	XXX	$XXX
843202195	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843202216	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843202217	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843202203	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200294	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2005	Purchase	Primary	XXX	$XXX
843200186	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2007	UTD	Primary	XXX	$XXX
843202223	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,612.24 is underdisclosed from calculated Finance Charge of $91,706.52 in the amount of $94.28. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,612.24 is underdisclosed from calculated Finance Charge of $91,706.52 in the amount of $94.28.
										COMMENT: 2020/XX/09: TIL Itemization did not disclosed courier fee $37.23 and settlement fees $75 as prepaid charges, however, final HUD reflects fees as such.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Refinance	Primary	XXX	$XXX
843202227	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2002	Purchase	Primary	XXX	$XXX
843202179	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843202213	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843200421	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	9/XX/1999	Purchase	Primary	XXX	$XXX
843200363	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/1999	Refinance	Primary	XXX	$XXX
843200375	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	3/XX/1999	Purchase	Primary	XXX	$XXX
843202174	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843202184	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2014	Refinance	Primary	XXX	$XXX
843202173	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202193	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,408.31 is underdisclosed from calculated Finance Charge of $353,630.44 in the amount of $222.13. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,408.31 is underdisclosed from calculated Finance Charge of $353,630.44 in the amount of $222.13.
										COMMENT: 2019/XX/22: The TIL itemization did not disclose the title pick up $175, Courier $25, Escrow service fee $5 fee of $280 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843202215	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843200455	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,904.79 is underdisclosed from calculated Finance Charge of $72,062.10 in the amount of $157.31. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,904.79 is underdisclosed from calculated Finance Charge of $72,062.10 in the amount of $157.31.
										COMMENT: 2020/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843202197	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843200369	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843202225	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843202183	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/1998	Refinance	Primary	XXX	$XXX
843202194	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2008	Refinance	Primary	XXX	$XXX
843200539	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Second Home	XXX	$XXX
843202177	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2005	Purchase	Primary	XXX	$XXX
843202207	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Investment	XXX	$XXX
843202214	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843202180	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843202229	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2000	Refinance	Primary	XXX	$XXX
843200139	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Investment	XXX	$XXX
843202175	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2007	Purchase	Primary	XXX	$XXX
843202200	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,752.28 is underdisclosed from calculated Finance Charge of $123,616.21 in the amount of $4,863.93. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.41800% is underdisclosed from calculated APR of 8.92261% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,752.28 is underdisclosed from calculated Finance Charge of $123,616.21 in the amount of $4,863.93.
										COMMENT: 2020/XX/05: Under disclosure appears to be payment stream related, due to MI calculation. The TIL indicated the first level of MI for only 12 months, while the audit indicated 120 months, verified on the MI certificate.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843202221	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200225	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843202176	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843200567	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843202206	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843202204	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	12/XX/2006	Purchase	Primary	XXX	$XXX
843202185	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,566.41 is underdisclosed from calculated Finance Charge of $196,626.50 in the amount of $60.09. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,566.41 is underdisclosed from calculated Finance Charge of $196,626.50 in the amount of $60.09.
										COMMENT: 2020/XX/07: TIL Itemization did not disclose the subordination recording fee of $60 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2013	Refinance	Primary	XXX	$XXX
843200433	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843202202	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843202182	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2002	Refinance	Primary	XXX	$XXX
843202172	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Lien(s) negatively impacting title - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Missing Lien(s) negatively impacting title COMMENT: 2020/XX/14: Please provide proof judgement has been satisfied that's on title commitment	1			A	A	Yes	No		XXXX	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200520	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2001	Refinance	Primary	XXX	$XXX
843200135	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843200541	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843200226	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
										COMMENT: 2020/XX/10: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL is 0% - note states 6 months interest on amount prepaid over 20% of original principal balance. Lender is XXX.	D	D	Yes	No	Missing	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843202249	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2002	Purchase	Primary	XXX	$XXX
843200106	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843202307	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		D	D	Yes	No	Missing	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843202306	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201970	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,612.03 is underdisclosed from calculated Finance Charge of $177,142.89 in the amount of $530.86. - EV2

*** (OPEN) Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2012, prior to three (3) business days from transaction date of 02/XX/2012. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,612.03 is underdisclosed from calculated Finance Charge of $177,142.89 in the amount of $530.86.
										COMMENT: 2021/XX/11: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2012	Refinance	Primary	XXX	$XXX
843202308	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2008	UTD	UTD	XXX	$XXX
843201955	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201951	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843200532	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200552	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200508	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843200367	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843201950	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.87500% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201949	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201948	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843200167	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201947	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $510,675.54 is underdisclosed from calculated Finance Charge of $512,046.27 in the amount of $1,370.73. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $510,675.54 is underdisclosed from calculated Finance Charge of $512,046.27 in the amount of $1,370.73.
										COMMENT: 2021/XX/20: Final TIL payment stream indicates the MI would drop off after the 180th payment. However, the calcluated dropoff is after the 207th payment.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843201946	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Construction-Permanent	Primary	XXX	$XXX
843200207	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201944	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843201943	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2006	Purchase	Primary	XXX	$XXX
843200450	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843201942	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843201941	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $507,415.89 is underdisclosed from calculated Finance Charge of $508,657.64 in the amount of $1,241.75. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $507,415.89 is underdisclosed from calculated Finance Charge of $508,657.64 in the amount of $1,241.75.
										COMMENT: 2021/XX/07: The Final TIL indicates MI payments would stop after the 180th payment whereas the calculated MI termination is not until after the 204th payment.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843201961	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/13: Client approved use of alternative application document for initial application date	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201960	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/13: Client approved use of alternative application document for initial application date	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843201945	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843201935	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201934	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201937	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201936	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843201940	XXX	XXX	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2018/XX/18: Late charge not allowed per state (NY) - max late charge for NY is 2% - Note states 5%.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201939	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200523	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,763.22 is underdisclosed from calculated Finance Charge of $266,874.06 in the amount of $110.84. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,763.22 is underdisclosed from calculated Finance Charge of $266,874.06 in the amount of $110.84.
										COMMENT: 2018/XX/08: Itemization of Finance Charges does not reflect Title charges of $114.61	B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843200072	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2004 - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Purchase	Primary	XXX	$XXX
843201938	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $647,839.57 is underdisclosed from calculated Finance Charge of $648,654.58 in the amount of $815.01. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $647,839.57 is underdisclosed from calculated Finance Charge of $648,654.58 in the amount of $815.01.
										COMMENT: 2018/XX/07: TIL Itemization did not disclose $995.00 Admin Fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200085	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843202376	XXX	XXX	XXX	2		*** (CLEARED) Title: Evidence of title is missing - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152373.51 is underdisclosed from calculated Finance Charge of $152713.01 in the amount of $339.50. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2000	Purchase	Primary	XXX	$XXX
843202377	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843202374	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,485.47 is underdisclosed from calculated Finance Charge of $321,910.18 in the amount of $424.71. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,485.47 is underdisclosed from calculated Finance Charge of $321,910.18 in the amount of $424.71.
										COMMENT: 2016/XX/18: Unable to determine differential TIL Itemization is consistent with HUD figures.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843202373	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843202371	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Investment	XXX	$XXX
843200091	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Purchase	Primary	XXX	$XXX
843202370	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843202361	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201819	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/21: File does not contain either Preliminary or Final Title.	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) County Name Missing: County from the Security Instrument was not provided. COMMENT: 2018/XX/22: Missing information	D	D	Yes	No	Missing	XXXX	3/XX/2005	UTD	UTD	XXX	$XXX
843201818	XXX	XXX	XXX	2	2	*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2012	Refinance	Primary	XXX	$XXX
843201817	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2004	Purchase	Primary	XXX	$XXX
843200448	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201816	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2004	Refinance	Primary	XXX	$XXX
843201815	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200452	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843201813	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201814	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2008	Refinance	Primary	XXX	$XXX
843201812	XXX	XXX	XXX	3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,362.89 is underdisclosed from calculated Finance Charge of $181,516.47 in the amount of $153.58. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,362.89 is underdisclosed from calculated Finance Charge of $181,516.47 in the amount of $153.58.
										COMMENT: 2018/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.	C	C	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843201807	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201809	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843200272	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2008	Purchase	Primary	XXX	$XXX
843201810	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843201806	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1997. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/1998	Refinance	Primary	XXX	$XXX
843201808	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2009	Refinance	Primary	XXX	$XXX
843201811	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
										COMMENT: 2018/XX/16: Document provided is stamped Preliminary and is one page only.	D	D	Yes	No	Missing	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201805	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
										COMMENT: 2020/XX/10: Page 1 of both initial and final loan applications states occupancy is investment however, page 3 of documents indicates borrower intends to occupy subject as a primary residence.	B	B	No	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Investment	XXX	$XXX
843201804	XXX	XXX	XXX	2	2	*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201803	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $539,316.54 is underdisclosed from calculated Finance Charge of $539,594.26 in the amount of $277.72. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $539,316.54 is underdisclosed from calculated Finance Charge of $539,594.26 in the amount of $277.72.
										COMMENT: 2020/XX/18: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843201795	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843201794	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201796	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843200119	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201792	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX). Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201793	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201791	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201790	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843201789	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843201799	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843201798	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201802	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	2/XX/2006	UTD	UTD	XXX	$XXX
843201801	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843201797	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Investment	XXX	$XXX
843201800	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/1994	Purchase	Primary	XXX	$XXX
843200117	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201788	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2020/XX/04: TIL appears to be final but not signed nor initialed by borrower.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843201783	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.75000%. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201787	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843201782	XXX	XXX	XXX	2	2	*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843201781	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843201786	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2003	Purchase	Investment	XXX	$XXX
843201784	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FHA - Informed Choice Disclosure was not provided within three days of the application date.: Disclosure: FHA - Informed Choice Disclosure (Government Documents) - EV3 *** (OPEN) Ineligible property type.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2019 - EV3 *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2	*** (OPEN) Credit Exception:
COMMENT: 2019/XX/23: Scratch and Dent Reason: MCR was not overcome: per HUD  UNINSURABLE HANDBOOK 4000.1 II.D.3.C.VI.(A) & (B), EXXXESS LAND VALUENOT SUPPORTED

*** (OPEN) FHA - Informed Choice Disclosure was not provided within three days of the application date.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
COMMENT: 2019/XX/18: No evidence in file of earlier receipt of disclosure.

*** (OPEN) Ineligible property type.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2019
COMMENT: 2019/XX/18: The valuation reflects manufactured housing and AUS confirms an approval for manufactured housing.

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2019/XX/18: No evidence in file of earlier receipt of disclosure.	2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018) - EV2

*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018) - EV1	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
COMMENT: 2019/XX/18: No evidence in file to confirm copy of valuation was provided to Borrower.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)
COMMENT: 2019/XX/18: No evidence in file to confirm copy of valuation was provided to Borrower.

*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018)
										COMMENT: 2019/XX/12: The final CD indicates the loan is assumable, however, the Note does not contain the assumption language.	B	B	Yes	No		XXXX	11/XX/2018	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
843201785	XXX	XXX	XXX	2	2	*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2 *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2	*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2019/XX/16: Borrower is short $95,998.65 funds to close.  Missing source of $63,500 earnest money received on 12/XX/2016,  $23,000  received on 8/XX/2017 and $40,500 on 8/XX/2017.  File shows receipt of deposits and copy of check XXX from account XXX for $40,500, however bank statements for these dates are not in the file.  Please provide statements to verify source of these deposits to cure this exception.

*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2019/XX/09: Client's  Eligibility Waiver approves 70% LTV for FN when calculated max would be 65%.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2019/XX/16: XXX 10/2018 guides require 12 month reserves for second homes.  Eligibility waiver not found in file for this exception.  Please provide additional assets to satisfy the reserve requirement.

*** (WAIVED) Income Docs Missing:: Borrower: XXX
COMMENT: 2019/XX/16: Missing verification of business existence by a internet web page address or a business and/or operator license from a government office as required per XXX 10/18 guidelines.	1	*** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure: Good Faith Tolerance exceeded for Property Taxes. Fee Amount of $4,230.15 exceeds tolerance of $2,858.00. Insufficient or no cure was provided to the borrower. (8807) - EV1

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2018) - EV1	*** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure: Good Faith Tolerance exceeded for Property Taxes. Fee Amount of $4,230.15 exceeds tolerance of $2,858.00. Insufficient or no cure was provided to the borrower. (8807)
COMMENT: 2019/XX/14: Taxes disclosed as $2,858 on LE dated 11/XX/18 and as $4,230.15 on Final CD.  Aggregate amount of property taxes on the final CD exceeds the baseline set by initial LE by 20%.  VCC documentation will be required to re-baseline the amount and the VCC needs to support the increase in property taxes.  Please provide a VCC to justify this increase or a corrected CD, LOE to borrower, copy of refund check and proof of delivery to cure this exception.

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2018)
										COMMENT: 2019/XX/15: CD data field is blank, calculates to be $1,372.15 due to increase in property taxes. Please provide either a VCC to justify this increase or a corrected CD with an LOE to the borrower to cure this exception.	A	A	No	No		XXXX	12/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
843200420	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $552,169.21 is underdisclosed from calculated Finance Charge of $553,935.24 in the amount of $1,766.03. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $552,169.21 is underdisclosed from calculated Finance Charge of $553,935.24 in the amount of $1,766.03.
										COMMENT: 2018/XX/29: Under-disclosure appears to be due to actual interest rate on loan is 10.386% as per tape however, Note states rate is 10.39% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201769	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843201767	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843201768	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843200336	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200485	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Refinance	Primary	XXX	$XXX
843200076	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Purchase	Primary	XXX	$XXX
843201766	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200583	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2		B	B	No	Yes	HELOC Agreement	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843200041	XXX	XXX	XXX	2	*** (OPEN) Valuation Error: Appraised value was not provided. - EV3	*** (OPEN) Valuation Error: Appraised value was not provided. COMMENT: 2017/XX/21: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843201765	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Investment	XXX	$XXX
843201764	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201771	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,003.31 is underdisclosed from calculated Finance Charge of $181,727.95 in the amount of $724.64. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,003.31 is underdisclosed from calculated Finance Charge of $181,727.95 in the amount of $724.64.
										COMMENT: 2020/XX/06: Under disclosure is due to the lender’s TIL reflecting MI being in force for 140 months, however based on the loan amount and appraised value the MI would be in force for 160 months.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843201762	XXX	XXX	XXX	3	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2021/XX/21: HUD1 is located in the file but cut off at the bottom.. Fees entered per Incomplete Document.

*** (OPEN) (Doc Error) Initial GFE not provided
										COMMENT: 2021/XX/05: GFE located in the file but cutoff at the bottom.	D	D	No	Yes	Illegible HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201761	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200227	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, ID, Address: XXX, ID - EV3	*** (OPEN) Credit Exception:
COMMENT: 2020/XX/28: Excessive ownership for loan program - borrower must not have ownership interest in more than 2 financed properties including subject property for a Home Possible Mortgage. It appears the borrower already owns 2 mortgaged properties per the credit report and Underwriter comments on 1008. FNMA requires at least one borrower to be a FTHB if the LTV exceeds 95%

*** (OPEN) REO Documents are missing.: Address: XXX, ID, Address: XXX, ID
COMMENT: 2020/XX/26: Missing mortgage statement, Insurance verification, tax verification and lease agreements for XXX and XXX. DTI subject to change upon receipt of documentation.	2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2019) - EV2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2019)
										COMMENT: 2020/XX/28: Appraisal signed 11/XX/19 provided date is 11/XX/19. Please provide original appraisal as well as verification borrower received updated appraisal report signed 11/XX/19.	B	B	Yes	No		XXXX	11/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201933	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,288.82 is underdisclosed from calculated Finance Charge of $177,154.36 in the amount of $865.54. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	No	Yes	Final HUD1	XXXX	10/XX/2003	Purchase	Primary	XXX	$XXX
843200191	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3	*** (OPEN) (Doc Error) HUD Error: Contract sales price is blank. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Purchase	Primary	XXX	$XXX
843201928	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843200326	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	Yes	HUD1, not signed or stamped	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843201915	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843201914	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) (Doc Error) Initial GFE not provided - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200022	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2003	Purchase	Investment	XXX	$XXX
843201902	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201900	XXX	XXX	XXX	3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/18: Incomplete Loan File. Security, Title, HUD, Final 1003, Appraisal and TIL in the file, unable to run compliance due to missing note.	D	D		Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201897	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843200459	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200296	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	2/XX/2003	UTD	UTD	XXX	$XXX
843200082	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843201876	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843201879	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,930.05 is underdisclosed from calculated Finance Charge of $264,438.80 in the amount of $1,508.75. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Refinance	Primary	XXX	$XXX
843201877	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,450.24 is underdisclosed from calculated Finance Charge of $294,527.53 in the amount of $77.29. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,450.24 is underdisclosed from calculated Finance Charge of $294,527.53 in the amount of $77.29.
										COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843201875	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/1996	UTD	UTD	XXX	$XXX
843201878	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2000	Refinance	Primary	XXX	$XXX
843201905	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	5/XX/2008	Purchase	Primary	XXX	$XXX
843201906	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2010. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201904	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2008	Refinance	Investment	XXX	$XXX
843200569	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200502	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/28: 5% late charge exceeds 2% maximum per State (NY)	B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843201907	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843201909	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201908	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843201911	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Investment	XXX	$XXX
843200211	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2005	Purchase	Primary	XXX	$XXX
843201862	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,399.07 is underdisclosed from calculated Finance Charge of $239,975.33 in the amount of $576.26. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,399.07 is underdisclosed from calculated Finance Charge of $239,975.33 in the amount of $576.26.
COMMENT: 2019/XX/20: TIL Itemization did not disclose a CLO Fee of $480 and a Closing Protection Letter Fee of $54.60 as prepaid finance charges.  Additionally, TIL Itemization disclosed Settlement/Closing Fee of $450 and Courier Fees of $60 and Final HUD reflects $505 and $45 respectively..

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
										COMMENT: 2019/XX/20: 5% late charge exceeds the 4% maximum allowed per state (NC)	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201857	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843200150	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200391	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,010.50 is underdisclosed from calculated Finance Charge of $208,341.32 in the amount of $330.82. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,010.50 is underdisclosed from calculated Finance Charge of $208,341.32 in the amount of $330.82.
										COMMENT: 2019/XX/07: Under disclosure is due to TIL Itemization not disclosing $75 Recording and Handling Fee and $250 Settlement Fee as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843200007	XXX	XXX	XXX	2	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2003 - EV3	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200283	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843201919	XXX	XXX	XXX	2	*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2006 - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,736.93 is underdisclosed from calculated Finance Charge of $286,027.28 in the amount of $290.35. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,736.93 is underdisclosed from calculated Finance Charge of $286,027.28 in the amount of $290.35.
										COMMENT: 2018/XX/04: Unable to determine under disclosure due to missing the TIL itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200453	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843201926	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Purchase	Primary	XXX	$XXX
843201918	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201917	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2004	Purchase	Primary	XXX	$XXX
843201925	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Investment	XXX	$XXX
843201920	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200093	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200086	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843201924	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2006	UTD	Primary	XXX	$XXX
843200133	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843200536	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,304.00 is underdisclosed from calculated Finance Charge of $28,392.95 in the amount of $88.95. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,304.00 is underdisclosed from calculated Finance Charge of $28,392.95 in the amount of $88.95.
										COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200164	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201922	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/24: 5% late charge exceeds 2% maximum per State (NY)	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2001	Purchase	Primary	XXX	$XXX
843200132	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201923	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201921	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2002 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843201927	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2009	Refinance	Primary	XXX	$XXX
843200249	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201885	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,445.98 is underdisclosed from calculated Finance Charge of $106,175.99 in the amount of $730.01. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,445.98 is underdisclosed from calculated Finance Charge of $106,175.99 in the amount of $730.01.
										COMMENT: 2019/XX/17: Itemization did not disclose the attorney fee of $600, payoff statement fee of $85, patriot act fee of $30 and partial courier fee of $15 as prepaid finance charges	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2009	Refinance	Primary	XXX	$XXX
843200257	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2007 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months. - EV2	*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months.
										COMMENT: 2019/XX/22: PPP Expired. Prepayment charge not allowed per Kansas - max prepayment charge for ARM loan is 6 months - note states 36 months. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843201886	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843201887	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Investment	XXX	$XXX
843201888	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843201889	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201890	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200360	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843201891	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843200014	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843201884	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843201892	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,422.51 is underdisclosed from calculated Finance Charge of $294,137.51 in the amount of $715.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,422.51 is underdisclosed from calculated Finance Charge of $294,137.51 in the amount of $715.00.
										COMMENT: 2019/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Purchase	Primary	XXX	$XXX
843200518	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Purchase	Primary	XXX	$XXX
843201893	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Purchase	Primary	XXX	$XXX
843201894	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201895	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2003	Purchase	Primary	XXX	$XXX
843200457	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	12/XX/1995	Purchase	Primary	XXX	$XXX
843201850	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201856	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843200188	XXX	XXX	XXX	2	2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

									*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2013	Refinance	Primary	XXX	$XXX
843201866	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2013	Refinance	Primary	XXX	$XXX
843200533	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2012	Purchase	Investment	XXX	$XXX
843201868	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2011, prior to three (3) business days from transaction date of 02/XX/2011. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2011	Refinance	Primary	XXX	$XXX
843201867	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2011 - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Arbitration Disclosure Missing): Maryland Mortgage Lending Regulations:  Mandatory Arbitration Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2011	Purchase	Primary	XXX	$XXX
843201869	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2009	Purchase	Primary	XXX	$XXX
843201870	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,862.06 is underdisclosed from calculated Finance Charge of $322,962.11 in the amount of $100.05. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,862.06 is underdisclosed from calculated Finance Charge of $322,962.11 in the amount of $100.05.
										COMMENT: 2019/XX/26: Unable to determine under disclosure due to missing TIL Itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843201871	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201872	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201873	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	Title Co. Closing Statement	XXXX	9/XX/2004	Refinance	Primary	XXX	$XXX
843200113	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2004 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,201.71 is underdisclosed from calculated Finance Charge of $135,707.93 in the amount of $506.22. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,201.71 is underdisclosed from calculated Finance Charge of $135,707.93 in the amount of $506.22.
										COMMENT: 2019/XX/05: TIL itemization did not disclose the loan origination fee of $1180 as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843201874	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843201883	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,507.26 is underdisclosed from calculated Finance Charge of $353,851.57 in the amount of $344.31. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,507.26 is underdisclosed from calculated Finance Charge of $353,851.57 in the amount of $344.31.
										COMMENT: 2019/XX/22: Unable to determine reason for underdisclosure due to missing Final TIL itemization.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843201837	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843201843	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,786.01 is underdisclosed from calculated Finance Charge of $262,735.88 in the amount of $18,949.87. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.91900% is underdisclosed from calculated APR of 9.41108% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,786.01 is underdisclosed from calculated Finance Charge of $262,735.88 in the amount of $18,949.87.
COMMENT: 2020/XX/13: Under disclosure is due to the lender utilizing an index value of  2.75% per the (Approval), however the lowest index value available in the lookback period is 3.40880%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.91900% is underdisclosed from calculated APR of 9.41108% outside of 0.125% tolerance.
COMMENT: 2020/XX/13: Under disclosure is due to the lender utilizing an index value of  2.75% per the (Approval),
										however the lowest index value available in the lookback period is 3.40880%.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201841	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843201840	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843201839	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	1/XX/2005	UTD	Primary	XXX	$XXX
843201822	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2001	Refinance	Primary	XXX	$XXX
843201824	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843201830	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	6/XX/2005	Purchase	Second Home	XXX	$XXX
843200438	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201834	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2003	Purchase	Primary	XXX	$XXX
843200346	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843201829	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.55000% contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843201826	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201833	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	HUD1, not signed or stamped	XXXX	10/XX/2003	Refinance	Investment	XXX	$XXX
843201912	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 3.58000% is underdisclosed from calculated APR of 4.10492% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $9,163.36 is underdisclosed from calculated Finance Charge of $10,256.42 in the amount of $1,093.06. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $9,163.36 is underdisclosed from calculated Finance Charge of $10,256.42 in the amount of $1,093.06.
COMMENT: 2018/XX/07: The Itemization of Finance charges includes $448.76 in fees, while the actual finance charge was $1093.06.  The main source of the variance was $945 in Loan Origination fees.

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
										COMMENT: 2018/XX/07: The final TIL was dated 02/XX/2015 and signed on the same day- the RTC is dated for funding 02/XX/2014	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200284	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2021/XX/18: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2021/XX/21: Appraisal not provided	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2008	Refinance	Primary	XXX	$XXX
843200023	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843201700	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2000 which is 30 days prior to the note date. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	6/XX/2000	Purchase	Primary	XXX	$XXX
843201699	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843202375	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201698	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843202372	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,771.16 is underdisclosed from calculated Finance Charge of $209,854.57 in the amount of $83.41. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,771.16 is underdisclosed from calculated Finance Charge of $209,854.57 in the amount of $83.41.
										COMMENT: 2016/XX/18: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201697	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843201696	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,876.19 is underdisclosed from calculated Finance Charge of $341,026.12 in the amount of $149.93. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,876.19 is underdisclosed from calculated Finance Charge of $341,026.12 in the amount of $149.93.
										COMMENT: 2018/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201694	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/24: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but
										is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843201695	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843200511	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201693	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2004	Purchase	Primary	XXX	$XXX
843201692	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2001	Refinance	Primary	XXX	$XXX
843201691	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843202360	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843202359	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843202358	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843201690	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843201689	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201688	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Miscellaneous Compliance:  Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2002, prior to three (3) business days from transaction date of 2/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2002	Refinance	Primary	XXX	$XXX
843201687	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843202274	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843202276	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

									*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Unable to determine if broker received compensation without disclosure due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202275	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843202277	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200486	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843201686	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	8/XX/2003	Purchase	Primary	XXX	$XXX
843201685	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,423.00 is underdisclosed from calculated Finance Charge of $79,572.61 in the amount of $149.61. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,423.00 is underdisclosed from calculated Finance Charge of $79,572.61 in the amount of $149.61.
COMMENT: 2019/XX/13: Under disclosure is fee related due to the Borrower's Attorney Fee of $150.00.

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/13: 5% late charge exceeds maximum 2% per state (NY.)	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843202272	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		D	D	Yes	Yes	Illegible HUD1	XXXX	4/XX/2013	Refinance	Primary	XXX	$XXX
843201672	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,970.49 is underdisclosed from calculated Finance Charge of $101,322.46 in the amount of $351.97. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,970.49 is underdisclosed from calculated Finance Charge of $101,322.46 in the amount of $351.97.
										COMMENT: 2019/XX/20: TIL itemization did not disclose a Subordination Processing Fee of $300 and a Subordination Recording Fee of $52 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2013	Refinance	Primary	XXX	$XXX
843201683	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2008	Refinance	UTD	XXX	$XXX
843201675	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843201678	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2007	UTD	UTD	XXX	$XXX
843201674	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201681	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Investment	XXX	$XXX
843201679	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843201684	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,493.16 is underdisclosed from calculated Finance Charge of $105,673.14 in the amount of $179.98. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,493.16 is underdisclosed from calculated Finance Charge of $105,673.14 in the amount of $179.98.
										COMMENT: 2019/XX/05: The TIL itemization did not disclose a commitment fee of $300, recording service fee of $20, courier fee of $20, wire fee of $15 and a closing fee of $350, while the HUD indicated $175, as prepaid finance charges.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201676	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843201677	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.46500% is underdisclosed from calculated APR of 5.61742% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $15,920.20 is underdisclosed from calculated Finance Charge of $16,255.21 in the amount of $335.01. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $15,920.20 is underdisclosed from calculated Finance Charge of $16,255.21 in the amount of $335.01.
										COMMENT: 2019/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843201671	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843201682	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,630.33 is underdisclosed from calculated Finance Charge of $57,764.77 in the amount of $1,134.44. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/09: Borrowers spouse is not on the application, did signed the note, however did not sign the final TIL.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,630.33 is underdisclosed from calculated Finance Charge of $57,764.77 in the amount of $1,134.44.
										COMMENT: 2019/XX/09: The lenders TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI Should Drop off after 156 months.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	Primary	XXX	$XXX
843200499	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,010.04 is underdisclosed from calculated Finance Charge of $107,549.47 in the amount of $539.43. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,010.04 is underdisclosed from calculated Finance Charge of $107,549.47 in the amount of $539.43.
										COMMENT: 2019/XX/26: Under disclosure due to Itemization of amount financed does not include $400.00 settlement fee	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2001	Refinance	Primary	XXX	$XXX
843202273	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2001	Refinance	Primary	XXX	$XXX
843201680	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/1993	Refinance	Primary	XXX	$XXX
843201673	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201669	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201670	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing. - EV2

									*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2009	Refinance	Primary	XXX	$XXX
843201668	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201667	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,996.61 is underdisclosed from calculated Finance Charge of $273,185.33 in the amount of $7,188.72. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,996.61 is underdisclosed from calculated Finance Charge of $273,185.33 in the amount of $7,188.72.
										COMMENT: 2019/XX/17: Calculated prepaid finance charges match the Itemization of Amount financed in file. Under disclosure appears to be due to the index value. Lender approval in file reflects an index of 4.93%, the lowest index in the lookback period is 5.14%.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201664	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Purchase	Primary	XXX	$XXX
843201665	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2001	Refinance	Primary	XXX	$XXX
843201663	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2004	Refinance	Primary	XXX	$XXX
843201666	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,350.77 is underdisclosed from calculated Finance Charge of $154,568.13 in the amount of $217.36. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,350.77 is underdisclosed from calculated Finance Charge of $154,568.13 in the amount of $217.36.
										COMMENT: 2019/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/1999	Refinance	Primary	XXX	$XXX
843201662	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201661	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201660	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843202271	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201659	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,804.22 is underdisclosed from calculated Finance Charge of $288,954.19 in the amount of $149.97. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,804.22 is underdisclosed from calculated Finance Charge of $288,954.19 in the amount of $149.97.
										COMMENT: 2020/XX/11: TIL itemization did not disclose a Recording Service fee of $150 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201820	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843202388	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,436.35 is underdisclosed from calculated Finance Charge of $256,617.32 in the amount of $180.97. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1988 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,436.35 is underdisclosed from calculated Finance Charge of $256,617.32 in the amount of $180.97.
										COMMENT: 2021/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	7/XX/1988	Purchase	Primary	XXX	$XXX
843202378	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.12500%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843200580	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/24: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201774	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200081	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200308	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843201773	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2004	Refinance	Primary	XXX	$XXX
843200071	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Purchase	Primary	XXX	$XXX
843201772	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843200437	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002. - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2018/XX/04: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 10%	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2002	Refinance	Primary	XXX	$XXX
843202161	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2004	UTD	UTD	XXX	$XXX
843201657	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (CLEARED) Initial TIL not provided - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843201658	XXX	XXX	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843201644	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200171	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2009	Refinance	Primary	XXX	$XXX
843201650	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2004	UTD	UTD	XXX	$XXX
843201652	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2000	Refinance	Primary	XXX	$XXX
843201643	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2013	Refinance	Primary	XXX	$XXX
843201647	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/1999	Refinance	Primary	XXX	$XXX
843201649	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2

									*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	UTD	UTD	XXX	$XXX
843201645	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200165	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/1999	Purchase	Primary	XXX	$XXX
843201651	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $100,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/1998	UTD	Primary	XXX	$XXX
843200474	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/1998	Refinance	UTD	XXX	$XXX
843201646	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	Estimated HUD1	XXXX	3/XX/2006	Purchase	Primary	XXX	$XXX
843201648	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/1998	UTD	UTD	XXX	$XXX
843200180	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2007	Refinance	UTD	XXX	$XXX
843200309	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201656	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information. - EV3

									*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3		C	C	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843201655	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	8/XX/2008	Refinance	Primary	XXX	$XXX
843201632	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843201631	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Refinance	Primary	XXX	$XXX
843200435	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843201629	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/1999. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/1999	Refinance	Primary	XXX	$XXX
843201628	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843200436	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/10: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%	B	B	No	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843201626	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843201625	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843201624	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,566.19 is underdisclosed from calculated Finance Charge of $81,695.47 in the amount of $129.28. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,566.19 is underdisclosed from calculated Finance Charge of $81,695.47 in the amount of $129.28.
										COMMENT: 2019/XX/21: Unable to determine under disclosure to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	12/XX/1999	Purchase	Primary	XXX	$XXX
843201623	XXX	XXX	XXX	3	3	*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2		D	D	Yes	No	Missing	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843201622	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843201621	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,626.14 is underdisclosed from calculated Finance Charge of $211,037.98 in the amount of $411.84. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,626.14 is underdisclosed from calculated Finance Charge of $211,037.98 in the amount of $411.84.
										COMMENT: 2019/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2001	Refinance	Primary	XXX	$XXX
843201260	XXX	XXX	XXX	2	2	*** (OPEN) No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843200341	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2016/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843201271	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2016/XX/13: TIL in file indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Purchase	Primary	XXX	$XXX
843201237	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201268	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843201244	XXX	XXX	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2016/XX/10: TIL in file indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843201264	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200152	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201272	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Initial TIL not provided - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2016/XX/09: Final TIL is signed by Borrower but not dated. Unable to determine when Borrower signed document.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Purchase	Primary	XXX	$XXX
843201265	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2		B	B		No	Missing	XXXX	7/XX/2007			XXX	$XXX
843201256	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201243	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843201252	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2001	Purchase	Primary	XXX	$XXX
843201242	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2		B	B	No	No	HELOC Agreement	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843201230	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201254	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843200044	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843201266	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201269	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843200275	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843201258	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201226	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2001	Refinance	Primary	XXX	$XXX
843201227	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Purchase	Primary	XXX	$XXX
843200562	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843202384	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200329	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843202385	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843200446	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843201247	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843200221	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843201235	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,537.48 is underdisclosed from calculated Finance Charge of $273,579.20 in the amount of $41.72. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,537.48 is underdisclosed from calculated Finance Charge of $273,579.20 in the amount of $41.72.
										COMMENT: 2021/XX/29: Under Disclosure is due to MI. The TIL payment stream shows MI staying for one less month than the actual payment stream.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201250	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	*** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
										COMMENT: 2021/XX/29: 5% late charge exceeds 2% maximum per state New York	D	D	Yes	No	Missing	XXXX	6/XX/2002	Refinance	Primary	XXX	$XXX
843200556	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/29: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/29: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200078	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2002	Purchase	Primary	XXX	$XXX
843201261	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201267	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201241	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843201262	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200158	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2007	Purchase	Primary	XXX	$XXX
843201246	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201251	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201228	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/29: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Purchase	Primary	XXX	$XXX
843201231	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/29: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Purchase	Primary	XXX	$XXX
843201234	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843201259	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201248	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843200489	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201229	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843201236	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843201232	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: A prepayment penalty is not permissible on graduated payment loans. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843200414	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.34700% is underdisclosed from calculated APR of 7.86211% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $543,088.00 is underdisclosed from calculated Finance Charge of $567,999.57 in the amount of $24,911.57. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $543,088.00 is underdisclosed from calculated Finance Charge of $567,999.57 in the amount of $24,911.57.
										COMMENT: 2021/XX/01: Under disclosure appears to be payment stream related, due to MI calculation. The final TIL does not indicate MI; however, the file provides an MI cert and the final 1003 also indicates borrower paid MI. The audit indicates MI was paid for 105 months.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843200192	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843201253	XXX	XXX	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,099.60 is underdisclosed from calculated Finance Charge of $42,274.58 in the amount of $174.98. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/1996, prior to three (3) business days from transaction date of 04/XX/1996. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,099.60 is underdisclosed from calculated Finance Charge of $42,274.58 in the amount of $174.98.
COMMENT: 2021/XX/01: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
										COMMENT: 2021/XX/01: 10 day grace period less than 15 day minimum per state Maryland	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/1996	Refinance	Primary	XXX	$XXX
843200495	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843201263	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843200483	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843200116	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201255	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843202381	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2021/XX/01: Missing Final 1003	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) (Doc Error) Initial GFE not provided COMMENT: 2021/XX/01: Verified GFE not provided	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201249	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843201245	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2021/XX/06: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date
										but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843201240	XXX	XXX	XXX	2	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2006 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $367,803.19 is underdisclosed from calculated Finance Charge of $367,842.49 in the amount of $39.30. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $367,803.19 is underdisclosed from calculated Finance Charge of $367,842.49 in the amount of $39.30.
										COMMENT: 2021/XX/01: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges is missing	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843201233	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200238	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by the borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2006	Purchase	Primary	XXX	$XXX
843201270	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Purchase	Primary	XXX	$XXX
843200096	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Primary	XXX	$XXX
843201257	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843201239	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2008	Purchase	Primary	XXX	$XXX
843201238	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	No	No	HELOC Agreement	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843202296	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,153.86 is underdisclosed from calculated Finance Charge of $122,225.44 in the amount of $71.58. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2021/XX/23: HUD line 1205 reflects "Other Charges - See Attached" but the addendum was not located. The $46.50 lump sum amount has been included in high cost testing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,153.86 is underdisclosed from calculated Finance Charge of $122,225.44 in the amount of $71.58.
										COMMENT: 2021/XX/23: TIL Itemization did not disclose a Wire Fee of $25 as a prepiad finance charge. HUD line 1205 reflects "Other Charges - See Attached" but the addendum was not located. The $46.50 lump sum amount has been included in high cost testing.	D	D	Yes	Yes	Final HUD1	XXXX	4/XX/2002	Refinance	Primary	XXX	$XXX
843202294	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/23: High Cost testing not complete- Premium and terms were not documented in file.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2002	Refinance	Primary	XXX	$XXX
843202291	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2002	Refinance	Primary	XXX	$XXX
843200399	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2002	Refinance	Primary	XXX	$XXX
843202283	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843202261	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843201619	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843201617	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843201612	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201610	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201609	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843201604	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201602	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843200222	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	Estimated HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201600	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200512	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing complete - Premium and terms documented in file.	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2021/XX/25: Page 1 is cutoff beginning at line 300 and page 2 is cutoff below line 1114.	D	D	Yes	Yes	Illegible HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843201591	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost Testing not complete- Premium and terms were not documented in file.	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843201586	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843200087	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater. - EV2

									*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 5.00000%, 5.00000%, 5.00000%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201583	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,609.54 is underdisclosed from calculated Finance Charge of $287,704.39 in the amount of $94.85. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,609.54 is underdisclosed from calculated Finance Charge of $287,704.39 in the amount of $94.85.
										COMMENT: 2021/XX/24: TIL itemization did not disclose a settlement fee of $185 as a prepaid finance charge. However, it did disclose the $90 Appraisal Review fee.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/1997	Refinance	Primary	XXX	$XXX
843201580	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201576	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2004	Refinance	Primary	XXX	$XXX
843201575	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	12/XX/2004	Purchase	UTD	XXX	$XXX
843201570	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201564	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201563	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201560	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843200232	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201553	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201549	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200585	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201543	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/26: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201538	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201533	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843201528	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Investment	XXX	$XXX
843201527	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201524	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201518	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Second Home	XXX	$XXX
843201517	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/26: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843200148	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843200390	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201512	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201508	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/27: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201501	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,775.31 is underdisclosed from calculated Finance Charge of $93,813.69 in the amount of $38.38. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,775.31 is underdisclosed from calculated Finance Charge of $93,813.69 in the amount of $38.38.
										COMMENT: 2021/XX/27: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201500	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843201499	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/27: High Cost testing not complete - Premium and terms were not documented in file.	1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201498	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843201493	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201492	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843201491	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2021/XX/01: HUD-1 provided has 'Final' handwritten on it and a 'Certified True Copy' stamp that is signed by someone, however the subject property is in AR which is not an escrow state so the HUD-1 must be signed by the Borrower(s) to be accepted as the Final HUD-1.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201490	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843201487	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843201484	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200553	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843200521	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843201471	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201470	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201469	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX). Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843201468	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	UTD	XXX	$XXX
843201467	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing complete - Premium and terms documented in file.	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843201466	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201462	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	8/XX/1997	Refinance	Primary	XXX	$XXX
843201455	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201453	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843201445	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201444	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843200233	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201443	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201441	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843201434	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200419	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843201432	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing not complete-Premium and terms were not documented in file	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843200315	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 02/XX/2005 - EV2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file.	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2021/XX/30: Oage 1 is cutoff below line 212/512 and page 2 is cutoff below line 1203 so unable to determine in all fees have been captured for testing along with cash to/from borrower, etc.	D	D	Yes	Yes	Illegible HUD1	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843201424	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843201421	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843201420	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201415	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201410	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Second Home	XXX	$XXX
843201407	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Second Home	XXX	$XXX
843201405	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Second Home	XXX	$XXX
843200073	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/31: Appraisal not provided.	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201394	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2005	Purchase	Primary	XXX	$XXX
843201384	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,929.62 is underdisclosed from calculated Finance Charge of $83,979.88 in the amount of $50.26. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,929.62 is underdisclosed from calculated Finance Charge of $83,979.88 in the amount of $50.26.
										COMMENT: 2021/XX/31: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201382	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843201380	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201379	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201378	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2003	Purchase	UTD	XXX	$XXX
843201367	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2002	Purchase	UTD	XXX	$XXX
843200223	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Purchase	Primary	XXX	$XXX
843201360	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201358	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201357	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201356	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843200173	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201355	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201354	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201352	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,655.63 is underdisclosed from calculated Finance Charge of $243,724.17 in the amount of $68.54. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,655.63 is underdisclosed from calculated Finance Charge of $243,724.17 in the amount of $68.54.
										COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201351	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201350	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201349	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201348	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201347	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201345	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201344	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201342	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201341	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201340	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201339	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200461	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843200547	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201335	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201332	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201330	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843201329	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843201328	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Primary	XXX	$XXX
843201327	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201325	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843200061	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201320	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201319	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,709.93 is underdisclosed from calculated Finance Charge of $240,770.20 in the amount of $60.27. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,709.93 is underdisclosed from calculated Finance Charge of $240,770.20 in the amount of $60.27.
										COMMENT: 2021/XX/02: TIL itemization did not disclose a Courier fee of $45.00 as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201318	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201317	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201316	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201315	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843201313	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201312	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843201311	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843201307	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201304	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201303	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201302	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201301	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,161.86 is underdisclosed from calculated Finance Charge of $228,598.30 in the amount of $436.44. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,161.86 is underdisclosed from calculated Finance Charge of $228,598.30 in the amount of $436.44.
										COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843201299	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843201297	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843200234	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201286	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201285	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201284	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200256	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	Estimated HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201590	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2021/XX/08: No AUS or guidelines used.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $741,796.09 is underdisclosed from calculated Finance Charge of $742,575.87 in the amount of $779.78. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2021/XX/08: No AUS, Approval, 1008, or guidelines provided. QM ATR Waterfall exception.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/08: No AUS, Approval, 1008, or guidelines provided. QM ATR Waterfall exception.

*** (OPEN) (Doc Error) Initial GFE not provided
COMMENT: 2021/XX/08: GFE is missing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $741,796.09 is underdisclosed from calculated Finance Charge of $742,575.87 in the amount of $779.78.
COMMENT: 2021/XX/08: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
										COMMENT: 2021/XX/09: Disclosure is not dated	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	12/XX/2015	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
843200594	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200131	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,300.86 is underdisclosed from calculated Finance Charge of $140,569.67 in the amount of $268.81. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/11: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,300.86 is underdisclosed from calculated Finance Charge of $140,569.67 in the amount of $268.81.
COMMENT: 2021/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843201210	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Investment	XXX	$XXX
843200127	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201217	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,527.20 is underdisclosed from calculated Finance Charge of $99,868.19 in the amount of $340.99. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,527.20 is underdisclosed from calculated Finance Charge of $99,868.19 in the amount of $340.99.
										COMMENT: 2021/XX/04: TIL itemization did not disclose a Settlement / Closing fee of $175, Courier Fee for $125 and a Release Tracking Fee for $70 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843200400	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843200490	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200254	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843201200	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843201177	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2021/XX/13: File does not contain either Preliminary or Final Title.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.91288% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2014	Refinance	Primary	XXX	$XXX
843200204	XXX	XXX	XXX	2	2	*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843201199	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2021/XX/11: Final 1003 not provided.	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,182.46 is underdisclosed from calculated Finance Charge of $310,323.67 in the amount of $141.21. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2021/XX/11: Final TIL not signed or dated.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/11: Final TIL not signed or dated.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,182.46 is underdisclosed from calculated Finance Charge of $310,323.67 in the amount of $141.21.
										COMMENT: 2021/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843200417	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2005	Purchase	Primary	XXX	$XXX
843200043	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843201185	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Purchase	Primary	XXX	$XXX
843200212	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201214	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843201201	XXX	XXX	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201206	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,581.05 is underdisclosed from calculated Finance Charge of $375,727.19 in the amount of $146.14. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,581.05 is underdisclosed from calculated Finance Charge of $375,727.19 in the amount of $146.14.
										COMMENT: 2021/XX/07: TIL itemization did not disclose an post closing/admin fee of $25, a recording service fee of $75, a tax cert fee of $10 and a courier fee of $36 as prepaid finance charges	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843201216	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843201188	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2010	Purchase	Second Home	XXX	$XXX
843201195	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843200348	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843201186	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2011	Refinance	Primary	XXX	$XXX
843200408	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2008	UTD	UTD	XXX	$XXX
843202286	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843201275	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201274	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201273	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201293	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201290	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843201295	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843201532	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/24: Appraisal not provided	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843202284	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843202325	XXX	XXX	XXX	2	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/11: PPP expired. Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. The Note states if within 3 years from the date of execution of the Note if the Borrower makes a prepayment or partial prepayment in any 12 month period that exceeds 20% of the OPB a penalty equal to 6 months interest on the entire amount prepaid. The Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843200210	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Loan with an interest rate less than 8% contains an impermissible prepayment penalty of greater than 6 months interest calculated on 80% of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Loan with an interest rate less than 8% contains an impermissible prepayment penalty of greater than 6 months interest calculated on 80% of the original balance.
										COMMENT: 2019/XX/17: PPP expired. Prepayment penalty is permitted on 80% of original loan amount equal to 6 months interest or $3397.14 per state - IL. Note state 1% of the amount prepaid or $1215.00, Prepayment is permtted per state - IL. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200525	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/23: Late fee of 6% exceeds maximum of 5% per state (IL)

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/23: PPP expired. Prepayment charge not allowed per state (IL) if APR, calculated using maximum interest rate chargeable under loan documents, exceeds 8%. Lender is XXX.	D	D	Yes	No	Missing	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201505	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,315.14 is underdisclosed from calculated Finance Charge of $122,364.32 in the amount of $49.18. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,315.14 is underdisclosed from calculated Finance Charge of $122,364.32 in the amount of $49.18.
										COMMENT: 2019/XX/24: Under disclosure is fee related. Itemization not provided. Unable to verify reason for under disclosure.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2000	Refinance	Primary	XXX	$XXX
843200098	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843201438	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2008	Refinance	Primary	XXX	$XXX
843200176	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,740.69 is underdisclosed from calculated Finance Charge of $218,815.74 in the amount of $75.05. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,740.69 is underdisclosed from calculated Finance Charge of $218,815.74 in the amount of $75.05.
										COMMENT: 2018/XX/23: Lender did not disclose Title Courier Fee of $50.00 or Edoc Fee of $25.00 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201363	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843200364	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1999. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/1999	Refinance	Primary	XXX	$XXX
843201578	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Purchase	Primary	XXX	$XXX
843201540	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201529	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Primary	XXX	$XXX
843200160	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843200237	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843201449	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2004	Purchase	Primary	XXX	$XXX
843201510	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2012	Refinance	Primary	XXX	$XXX
843201364	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2012	Purchase	Primary	XXX	$XXX
843201456	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2011 - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2011	Refinance	Investment	XXX	$XXX
843200108	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,650.69 is underdisclosed from calculated Finance Charge of $107,808.94 in the amount of $158.25. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,650.69 is underdisclosed from calculated Finance Charge of $107,808.94 in the amount of $158.25.
										COMMENT: 2019/XX/02: Unable to determine the reason for the under disclosure due to missing the final itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2010	Purchase	Primary	XXX	$XXX
843201613	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843200301	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Purchase	Primary	XXX	$XXX
843201618	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201437	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Second Home	XXX	$XXX
843200262	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843201419	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843201574	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,051.19 is underdisclosed from calculated Finance Charge of $217,221.29 in the amount of $170.10. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,051.19 is underdisclosed from calculated Finance Charge of $217,221.29 in the amount of $170.10.
										COMMENT: 2019/XX/06: Itemization of Amount Financed does not list the $20 Courier fee in the Prepaid Finance Charges. It also lists only $250 Settlement fee whereas the HUD lists $400.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Purchase	Primary	XXX	$XXX
843200558	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	9/XX/1998	Purchase	Primary	XXX	$XXX
843201599	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	12/XX/2004	Purchase	Primary	XXX	$XXX
843201598	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	11/XX/2000	Purchase	UTD	XXX	$XXX
843201595	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843200440	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843201571	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	12/XX/1996	Purchase	UTD	XXX	$XXX
843201565	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201537	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	6/XX/2000	Purchase	UTD	XXX	$XXX
843201526	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	3/XX/1999	Purchase	UTD	XXX	$XXX
843201497	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	6/XX/1999	Purchase	UTD	XXX	$XXX
843201464	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	1/XX/2000	Purchase	UTD	XXX	$XXX
843201463	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	9/XX/1998	Purchase	UTD	XXX	$XXX
843201361	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	Illegible HUD1	XXXX	4/XX/2003	Refinance	Second Home	XXX	$XXX
843201172	XXX	XXX	XXX	2				2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843201171	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843201170	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/17: Appraisal not provided	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2012	Refinance	Primary	XXX	$XXX
843201174	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $767,162.89 is underdisclosed from calculated Finance Charge of $767,503.68 in the amount of $340.79. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $767,162.89 is underdisclosed from calculated Finance Charge of $767,503.68 in the amount of $340.79.
										COMMENT: 2018/XX/24: Under disclosure is due to the disclosed TIL only reflecting the 1st FHA payment stream for 10 payments rather than 12 payments as the audited TIL.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200401	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2010	Purchase	Primary	XXX	$XXX
843201778	XXX	XXX	XXX	2	*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2010	Purchase	Primary	XXX	$XXX
843201777	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201776	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		D	D	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	UTD	XXX	$XXX
843201775	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200068	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

									*** (CLEARED) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1		B	B	No	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843200302	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843201225	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,597.74 is underdisclosed from calculated Finance Charge of $405,193.97 in the amount of $596.23. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,597.74 is underdisclosed from calculated Finance Charge of $405,193.97 in the amount of $596.23.
										COMMENT: 2021/XX/14: Unable to determine reason for under dislcosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843200576	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,598.40 is underdisclosed from calculated Finance Charge of $271,115.38 in the amount of $1,516.98. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,598.40 is underdisclosed from calculated Finance Charge of $271,115.38 in the amount of $1,516.98.
										COMMENT: 2021/XX/14: Per TIL Itemization, excess broker credit to prepaid finance charges applied to total finance charges on the Final TIL.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2005	Purchase	Primary	XXX	$XXX
843200350	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843200359	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201222	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843200066	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $470,065.44 is underdisclosed from calculated Finance Charge of $470,133.86 in the amount of $68.42. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $470,065.44 is underdisclosed from calculated Finance Charge of $470,133.86 in the amount of $68.42.
										COMMENT: 2021/XX/14: TIL itemization did not disclose a tax cert fee of $75 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843201221	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843201220	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843201219	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201218	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843200513	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,591.07 is underdisclosed from calculated Finance Charge of $212,805.01 in the amount of $213.94. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,591.07 is underdisclosed from calculated Finance Charge of $212,805.01 in the amount of $213.94.
										COMMENT: 2021/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843201215	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201212	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843201209	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843201207	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200370	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200290	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201205	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/15: Appraisal not provided	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,197.51 is underdisclosed from calculated Finance Charge of $181,422.52 in the amount of $225.01. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,197.51 is underdisclosed from calculated Finance Charge of $181,422.52 in the amount of $225.01.
										COMMENT: 2021/XX/14: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843201204	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200393	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843201203	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/14: High Cost testing complete - Premium and terms documented in file	3	*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843201202	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,976.55 is underdisclosed from calculated Finance Charge of $212,206.60 in the amount of $230.05. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,976.55 is underdisclosed from calculated Finance Charge of $212,206.60 in the amount of $230.05.
										COMMENT: 2021/XX/14: TIL itemization did not disclose the $350 settlement fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200456	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200268	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200102	XXX	XXX	XXX	2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843201196	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843201194	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/15: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843201193	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201192	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/15: Appraisal not provided	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200193	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/15: Appraisal not provided	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843201191	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Refinance	Primary	XXX	$XXX
843200010	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2009	Refinance	Primary	XXX	$XXX
843201187	XXX	XXX	XXX	2	*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,950.39 is underdisclosed from calculated Finance Charge of $153,299.14 in the amount of $348.75. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,950.39 is underdisclosed from calculated Finance Charge of $153,299.14 in the amount of $348.75.
										COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Appears to be fee related	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2011	Refinance	Primary	XXX	$XXX
843200434	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200307	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,270.06 is underdisclosed from calculated Finance Charge of $34,341.10 in the amount of $71.04. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,270.06 is underdisclosed from calculated Finance Charge of $34,341.10 in the amount of $71.04.
										COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	11/XX/2011	Refinance	Primary	XXX	$XXX
843200545	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2001	Refinance	Second Home	XXX	$XXX
843200422	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	UTD	UTD	XXX	$XXX
843201183	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843201181	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2012	Refinance	Primary	XXX	$XXX
843201180	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2013	Refinance	Primary	XXX	$XXX
843201179	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843201224	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2	*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
										COMMENT: 2021/XX/14: 10% Tolerance cure on HUD, page 1 line 205 in the amount of $202.60, which is within 10%.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200259	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2021/XX/15: Missing Documentation: Rate Lock	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,114.50 may be required. - EV2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2021/XX/15: Missing Documentation: Rate Lock

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,114.50 may be required.
										COMMENT: 2021/XX/15: A Loan Estimate was not provided in the loan file.	B	B	Yes	No		XXXX	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201211	XXX	XXX	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2021/XX/14: File is missing one or more of the core documents required for a review. Missing docs include all 1003's, approval, credit report, valuations, insurance, LE/CD's, 4506-T, and other critical docs.	D	D		No		XXXX				XXX	$XXX
843201190	XXX	XXX	XXX	3	1	3	*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is . - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,815.00 exceeds tolerance of $1,800.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is .
COMMENT: 2021/XX/14: UTD - Loan designation with docs in file

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)
COMMENT: 2021/XX/14: Appraisal was emailed to borrower on 5/XX/18. Missing evidence of borrower's receipt.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/05/XX/2018)
COMMENT: 2021/XX/14: Homeowner's Insurance is marked Yes on Page 1 of CD.  HOI is not reflected in the escrow section on page 2.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018)
COMMENT: 2021/XX/14: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $0.00 on page 4; however the HOI is $1,154.03 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
COMMENT: 2021/XX/14: Receipt of CD not provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2021/XX/14: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $475.00.  Missing valid COC and no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,815.00 exceeds tolerance of $1,800.00.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/14: Cure of $15.12 was provided and is sufficient to cure fee tolerance. However, it is not enough to cure all tolerance violations.	B	C	Yes	No		XXXX	5/XX/2018	Refinance	Primary	XXX	$XXX		UTD
843201176	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201175	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/14: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage from Hurricane Ida. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2021/XX/14: Scope of work requires fraud report	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200507	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,383.30 is underdisclosed from calculated Finance Charge of $290,842.61 in the amount of $459.31. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,383.30 is underdisclosed from calculated Finance Charge of $290,842.61 in the amount of $459.31.
										COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Second Home	XXX	$XXX
843201168	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2003	Refinance	Primary	XXX	$XXX
843201167	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201165	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2002	Purchase	Primary	XXX	$XXX
843201164	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,031.80 is underdisclosed from calculated Finance Charge of $136,307.43 in the amount of $275.63. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,031.80 is underdisclosed from calculated Finance Charge of $136,307.43 in the amount of $275.63.
										COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Purchase	Primary	XXX	$XXX
843202362	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843200451	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843200147	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200593	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200118	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2008	Purchase	Investment	XXX	$XXX
843200334	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2008	Purchase	Primary	XXX	$XXX
843201162	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2009	Refinance	Primary	XXX	$XXX
843201160	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843201159	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 09/XX/2004 - EV2		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Primary	XXX	$XXX
843201158	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2012	Purchase	Primary	XXX	$XXX
843201157	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/08: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2013	Refinance	Primary	XXX	$XXX
843201156	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,568.02 is underdisclosed from calculated Finance Charge of $46,034.61 in the amount of $466.59. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,568.02 is underdisclosed from calculated Finance Charge of $46,034.61 in the amount of $466.59.
										COMMENT: 2021/XX/08: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843200163	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2014	Refinance	Investment	XXX	$XXX
843200281	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,968.82 is underdisclosed from calculated Finance Charge of $110,009.99 in the amount of $1,041.17. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,968.82 is underdisclosed from calculated Finance Charge of $110,009.99 in the amount of $1,041.17.
										COMMENT: 2021/XX/08: TIL Itemization did not disclose a Broker Fee of $1171, An Attorney Fee of $350 and a Courier Fee of $25 as prepaid finance charges. Additionally, TIL Itemization disclosed a Settlement Closing Fee of $500 and Final HUD reflects $0.00.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	Primary	XXX	$XXX
843201169	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/29: File missing critical docs needed for review. Please provide full Credit and Closing packages.	D	D		No		XXXX	10/XX/2019			XXX	$XXX
843200383	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/28: The property is located in XXX.  Provide a Post-disaster inspection verifying there was no damage from Hurricane Irma Disaster Declaration Date: 09/XX/2017.  The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2017.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2021/XX/28: The Rate Lock was not found in the file.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2021/XX/28: The Fraud Report was not found in the file.

*** (OPEN) Missing Document: Missing Final 1003
							COMMENT: 2021/XX/28: The Lender's Final Loan Application was not found in the file.	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2021/XX/28: The Lender's Initial Loan Application was not found in the file.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2015	Refinance	Investment	XXX	$XXX		N/A	N/A
843201166	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		1			A	A	Yes	No		XXXX	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201163	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/27: Missing all asset docs

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/27: AUS missing

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2021/XX/27: The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after the declared end date of 09/XX/2021.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/27: Missing all income docs	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: .XXXX%/.XXXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/9363527) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9363527) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $7,409.17 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/27: Missing income asset docs and all approvals

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2021/XX/27: A copy of the credit report used at origination was not provided.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/27: The W-2s were not provided.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/27: Missing income asset docs and all approvals

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: .XXXX%/.XXXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation
COMMENT: 2021/XX/27: Provide a copy of the AUS or guidelines to verify the maximum DTI requirement.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/27: Provide a copy of the AUS or guidelines to verify the maximum DTI requirement.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9363527)
COMMENT: 2021/XX/27: Missing WVOE/VOE

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $7,409.17 may be required.
COMMENT: 2021/XX/27: Missing LE

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2021/XX/27: Missing Appraisal Disclosure

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017)
										COMMENT: 2021/XX/27: Final CD provided 12/XX/2017 initial CD missing	C	C	Yes	No		XXXX	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
843201161	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/29: File missing critical docs needed for review. Please provide full Credit and Closing packages.	D	D		No		XXXX	9/XX/2018			XXX	$XXX
843200145	XXX	XXX	XXX	2	1	2	*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2	*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
										COMMENT: 2021/XX/27: Loan Officer on Final 1003 not listed in NMLS.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201155	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/25: The file was missing required asset verification.  Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2021/XX/25: The file was missing required asset verification.  Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2021/XX/25: Missing Documentation Assets to include EMD  unsourced

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/25: The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9363937) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2021/XX/25: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9363937)
COMMENT: 2021/XX/25: Third party verification not provided.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/25: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/25: Missing Documentation: HUD Settlement Cost Booklet

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2021/XX/03: Provided at closing

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
										COMMENT: 2021/XX/25: Evidence of earlier borrower receipt was not found in file.	B	C	Yes	Yes	Final HUD1	XXXX	12/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
843201058	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2 *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2		1			A	A	Yes	No		XXXX	8/XX/2019	Refinance	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
843201057	XXX	XXX	XXX	3	3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX COMMENT: 2021/XX/19: Two most recent months bank statements required; however, only one month statement for each XXX account numbers XXX and XXX have been provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of . - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,499.50 exceeds tolerance of $683.00 plus 10% or $751.30.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $30.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75174) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of .
COMMENT: 2021/XX/19: Due to missing asset documents.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019)
COMMENT: 2021/XX/19: The finance charge exceptions and fee tolerance issues are due to the HOA association dues, fees, management fee all being entered as "Other" in Section B.  Please provide a corrected CD showing these fees in Section H.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,499.50 exceeds tolerance of $683.00 plus 10% or $751.30.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/19: The Fee exceeds the Ten Percent Tolerance allowed with no Change of Circumstance provided to the borrower at closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187)
COMMENT: 2021/XX/19: The Title Survey Fee in the amount of $50.00 exceeds the Zero Percent Tolerance allowed with no Cure provided to the borrower at the time of closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $30.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75174)
										COMMENT: 2021/XX/19: The Survey Fee in the amount of $30.75 exceeds the zero percent tolerance allowed with no change of circumstance provided to the borrower at the time of closing	B	C	Yes	No		XXXX	4/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM
843201059	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,478.00 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2	*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,478.00 may be required.
COMMENT: 2021/XX/18: No Loan Estimate documents were located in the file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
										COMMENT: 2021/XX/18: Disclosure was not found in the file.	B	B	Yes	No		XXXX	4/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200011	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3 *** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien. - EV3	3	*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM. - EV3

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,329.98 is underdisclosed from calculated Finance Charge of $480,131.94 in the amount of $109,801.96. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.19700% is underdisclosed from calculated APR of 5.18504% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011): The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
COMMENT: 2019/XX/01: Final TIL Max Ever Escrow Payment Amount $1,628.28.  Calculated value of $1,507.03.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
COMMENT: 2019/XX/01: Final TIL Max Ever Total Payment Amount $5,426.35.  Calculated value of $5,305.10.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,329.98 is underdisclosed from calculated Finance Charge of $480,131.94 in the amount of $109,801.96.
										COMMENT: 2019/XX/01: Unable to determine which index was used by lender.	B	C	Yes	Yes	Final HUD1	XXXX	4/XX/2014	Refinance	Primary	XXX	$XXX		UTD	HUD Safe Harbor QM
843200161	XXX	XXX	XXX	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX // Document: Bank Statements - Personal / Statement Start Date: 06/XX/2019 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2020/XX/01: No Guidelines provided *** (OPEN) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX // Document: Bank Statements - Personal / Statement Start Date: 06/XX/2019 COMMENT: 2020/XX/01: Less than 2 months bank statements verified.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation - EV3

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 692.16 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019) - EV2	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2020/XX/01: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2020/XX/01: No guidelines provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation
COMMENT: 2020/XX/12: No guidelines provided.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 692.16 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019)
										COMMENT: 2020/XX/01: Escrow Account section (pg 4) indicates loan will have an escrow account and “Non-Escrowed Property Costs over Year 1” does not match the annual sum of the actual monthly non-escrowed costs.	C	C	Yes	No		XXXX	8/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
843201070	XXX	XXX	XXX	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3 *** (OPEN) Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2020 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2020/XX/15: Loan is no longer agency salable and the lender's initial designation of Temporary SHQM is not applicable. A refund of the mortgage insurance premium was provided and the diligence designation has been identified as Non-QM.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2020) - EV2

*** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/5911302) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,820.00 exceeds tolerance of $4,030.00. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2020/XX/15: The originators original designation of Temporary SHQM is no longer applicable since the loan is not agency salable.  Based on the documentation provided, the designation is Non-QM and fails appendix Q due to the missing self-employment documentation.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2020/XX/15: Lender correspondence in file states that the borrowers are DACA recipients and not eligible for FHA Insurance. Request for case cancellation and refund of mortgage insurance premium was provided in the file.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2020/XX/15: Upon further review, the loan is no longer agency salable.  The file is missing a copy of the borrower's signed and dated 2018/2019 personal tax returns and a YTD balance sheet for the sole proprietorship.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2020)
COMMENT: 2020/XX/02: Evidence of borrower receipt was not provided.

*** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured
COMMENT: 2020/XX/02: Lender correspondence in the loan file indicates that the borrowers are DACA recipients and are not eligible for FHA Insurance. Request for case cancellation and mortgage insurance premium refund was provided in the file.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/5911302)
COMMENT: 2020/XX/15: Upon further review, the loan is no longer agency salable.  The file is missing proof of the co-borrower's start and end date with the prior employer to confirm a full two year employment history with no gaps of 30 days or more.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $6,820.00 exceeds tolerance of $4,030.00.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2020/XX/02: Tolerance violation is due to seller paid transfer taxes.	C	C	Yes	No		XXXX	3/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
843201076	XXX	XXX	XXX	2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX - EV3 *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: 2nd Mortgage Charge-off / Balance: 21188.00 - EV2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2019/XX/18: Per review the current Verified Asset Amount of $0.00 is insufficient to Cover the Cash to Close  Amount of $ $3,181.25. Please provide documentation for additional assets from borrower in the Amount of $3,181.25.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2019/XX/18: Per provided Lender Exceptions  Reserves are 2.84 Months vs. Program Requirement of 3 Months. Please provide evidence of Borrowers Assets sufficient to meet Reserve requirements.

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2019/XX/18: Verified Representative FICO Score was approved by Lender via provided Lender Exception Document.

*** (OPEN) REO Documents are missing.: Address: XXX
COMMENT: 2019/XX/18: Please provide the following documentation missing from the file to verify the  Monthly PITIA Amount for REO located at XXX
1) Tax verification
2) Insurance Verification
3) HOA Verification (If Applicable)

*** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete
COMMENT: 2019/XX/18: Provide fully executed initial Broker 1003

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: 2nd Mortgage Charge-off / Balance: 21188.00
COMMENT: 2019/XX/18: Please provide support documentation to show the Charge-Off for $21,188.00 was paid off prior to or at closing as required.	2	*** (OPEN) (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/18: Unable to determine due to the  Loan Terms Comparison Section missing from provided Final HUD-1.

*** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
										COMMENT: 2019/XX/18: Unable to determine due to the Loan Terms Comparison Section missing from provided Final HUD-1.	B	B	No	Yes	Final HUD1	XXXX	10/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
843200089	XXX	XXX	XXX	2	*** (CLEARED) REO Documents are missing.: Address: XXX, Address: XXX - EV1	*** (CLEARED) REO Documents are missing.: Address: XXX, Address: XXX COMMENT: 2020/XX/30: Please provide the following documentation missing from the file to verify the Monthly PITIA Amount for REOs located at XXX & XXX. 1) Tax verification 2) Insurance Verification 3) HOA Verification (If Applicable)	2	*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2019 not received by borrower at least four (4) business days prior to closing. (XXX XXX/Partnership) - EV1

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1

*** (CLEARED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/XX/2019) - EV1

*** (CLEARED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/1077882) - EV1

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1077882) - EV1

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019) - EV1

*** (CLEARED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2019 received on or after the date the Closing Disclosure 3/XX/2019 12:00:00 AM was received. (Interim/03/XX/2019) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $52.36 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7726) - EV1	*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2019 not received by borrower at least four (4) business days prior to closing. (XXX XXX/Partnership)
COMMENT: 2020/XX/30: Only 1 years tax returns provided / Earnings increased and Qualifying Method < 2 years.

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
COMMENT: 2020/XX/30: Only 1 years tax returns provided / Earnings increased and Qualifying Method < 2 years.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2020/XX/30: Only 1 years tax returns provided / Earnings increased and Qualifying Method < 2 years.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2020/XX/30: Only 1 years tax returns provided / Earnings increased and Qualifying Method < 2 years.

*** (CLEARED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/XX/2019)
COMMENT: 2020/XX/30: Verified Non Assumption via Provided Note

*** (CLEARED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/1077882)
COMMENT: 2020/XX/30: The  Estimated Total Minimum Payment Adjustable Rate Subsequent Payments Value for payment stream 2 in the Projected Payments Section of the Final Closing Disclosures (CD) are inputted correctly as shown on provided documents.

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1077882)
COMMENT: 2020/XX/30: The Projected P&I Min Payment Adjustable Rate Subsequent Payments Value for payment stream 2 in the Projected Payments Section of the Final Closing Disclosures (CD) are inputted correctly as shown on provided documents.

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019)
COMMENT: 2020/XX/30: The Total Closing Costs exceeded the legal limit value in the Calculating Cash to Close Section of the Final Closing Disclosures (CD) is insufficient to cure Tolerance Limits . Please Provide a post-close CD disclosing the tolerance cure of $52.36 copy the refund check, proof of delivery to all Borrower(s) , a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.

*** (CLEARED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2019 received on or after the date the Closing Disclosure 3/XX/2019 12:00:00 AM was received. (Interim/03/XX/2019)
COMMENT: 2020/XX/30: Revised Loan Estimate 03/XX/2019 received on or after the date the Closing Disclosure 3/XX/2019

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $52.36 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
										COMMENT: 2020/XX/30: Fee not disclosed on Final Loan Estimate.	B	B	Yes	No		XXXX	3/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843201079	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
										COMMENT: 2019/XX/04: Disclosure was not dated. Borrower signed 01/XX/2015	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
843200184	XXX	XXX	XXX	1				1			A	A	Yes	No		XXXX	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843201069	XXX	XXX	XXX	2	*** (CLEARED) Missing Document: Desk Review not provided - EV1	*** (CLEARED) Missing Document: Desk Review not provided COMMENT: 2020/XX/28: Secondary valuation product is missing from subject file.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/1312486) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/1312485) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/1312486) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/1312485) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/1312484) - EV2

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV1	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
COMMENT: 2020/XX/28: Evidence of Borrower's receipt is missing from subject file.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/1312486)
COMMENT: 2020/XX/28: Final Closing Disclosure dated 01/XX/2020 disclosed an Estimated Total Monthly (Maximum) for Payment Stream 4 of $2,003.00; calculated Estimated Payment is $2,002.00.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/1312485)
COMMENT: 2020/XX/28: Final Closing Disclosure dated 01/XX/2020 disclosed an Estimated Total Monthly (Maximum) for Payment Stream 3 of $1,889.00; calculated Estimated Payment is $1,888.00.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/1312486)
COMMENT: 2020/XX/28: Final Closing Disclosure dated 01/XX/2020 disclosed an Estimated Total Monthly (Minimum) for Payment Stream 4 of $1,269.00; calculated Estimated Payment is $1,268.00.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/1312485)
COMMENT: 2020/XX/28: Final Closing Disclosure dated 01/XX/2020 disclosed an Estimated Total Monthly (Minimum) for Payment Stream 3 of $1,269.00; calculated Estimated Payment is $1,268.00.

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/1312484)
COMMENT: 2020/XX/28: Final Closing Disclosure dated 01/XX/2020 disclosed an Estimated Total Monthly (Minimum) for Payment Stream 2 of $1,269.00; calculated Estimated Payment is $1,268.00.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
										COMMENT: 2020/XX/28: Evidence of Borrower's receipt is missing from subject file.	B	B	No	No		XXXX	1/XX/2020	Purchase	Investment	XXX	$XXX		N/A	N/A
843200277	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2013	Purchase	Primary	XXX	$XXX
843200123	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,061.19 is underdisclosed from calculated Finance Charge of $326,312.60 in the amount of $251.41. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,061.19 is underdisclosed from calculated Finance Charge of $326,312.60 in the amount of $251.41.
										COMMENT: 2018/XX/30: Under disclosure appears to be due to variance in payment stream caused by DSI	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201081	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,677.37 is underdisclosed from calculated Finance Charge of $276,802.45 in the amount of $125.08. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,677.37 is underdisclosed from calculated Finance Charge of $276,802.45 in the amount of $125.08.
										COMMENT: 2018/XX/07: Under disclosure due to financed fees disclosed differ from financed fees charged.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843200388	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2008	Purchase	Primary	XXX	$XXX
843200092	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843200111	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843201080	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2009	Purchase	Primary	XXX	$XXX
843200522	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843200058	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/1998	Refinance	Primary	XXX	$XXX
843201078	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
										or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201077	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/13: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843200429	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843200179	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/1999	Purchase	UTD	XXX	$XXX
843200069	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2	*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
										COMMENT: 2019/XX/23: .	B	B	No	Yes	Final HUD1	XXXX	4/XX/1998	Purchase	Primary	XXX	$XXX
843201074	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201075	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201073	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Construction Loan Addendum / Allonge not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	HELOC Agreement	XXXX	4/XX/2007	Refinance	Investment	XXX	$XXX
843201072	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test – (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	11/XX/2001	UTD	UTD	XXX	$XXX
843201071	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,443.20 is underdisclosed from calculated Finance Charge of $298,924.50 in the amount of $481.30. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2001	Refinance	Primary	XXX	$XXX
843200449	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,161.07 is underdisclosed from calculated Finance Charge of $174,914.43 in the amount of $753.36. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,161.07 is underdisclosed from calculated Finance Charge of $174,914.43 in the amount of $753.36.
										COMMENT: 2020/XX/01: Unable to determine under disclosure, due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200276	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200115	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Investment	XXX	$XXX
843201067	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843201064	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201066	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,034.03 is underdisclosed from calculated Finance Charge of $365,139.47 in the amount of $105.44. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,034.03 is underdisclosed from calculated Finance Charge of $365,139.47 in the amount of $105.44.
										COMMENT: 2019/XX/16: TIL itemization did not disclose the settlement closing fee of $50 and a courier fee of $55 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201065	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,304.12 is underdisclosed from calculated Finance Charge of $513,895.62 in the amount of $7,591.50. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,304.12 is underdisclosed from calculated Finance Charge of $513,895.62 in the amount of $7,591.50.
										COMMENT: 2019/XX/16: It appears a lower Index was used at origination than the 3.8488% Index available within the look-back period.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Primary	XXX	$XXX
843200528	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/16: File does not contain either Preliminary or Final Title.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843201063	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2021/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,331.44 is underdisclosed from calculated Finance Charge of $232,401.44 in the amount of $70.00. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,331.44 is underdisclosed from calculated Finance Charge of $232,401.44 in the amount of $70.00.
										COMMENT: 2019/XX/16: Unable to determine source of underdisclosure. HUD fees and TIL numbers appear to be correct. Itemization and closing instructions not provided	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201062	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200549	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200142	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $844,889.61 is underdisclosed from calculated Finance Charge of $847,407.73 in the amount of $2,518.12. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $844,889.61 is underdisclosed from calculated Finance Charge of $847,407.73 in the amount of $2,518.12.
										COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201055	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843200034	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Investment	XXX	$XXX
843201054	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201053	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Investment	XXX	$XXX
843200373	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843200055	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201052	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843201051	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843201050	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	UTD	XXX	$XXX
843200482	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/29: File contains only post closing documentation.	D	D		No		XXXX				XXX	$XXX
843201049	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843201048	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843201047	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,153,566.50 is underdisclosed from calculated Finance Charge of $1,153,659.96 in the amount of $93.46. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,153,566.50 is underdisclosed from calculated Finance Charge of $1,153,659.96 in the amount of $93.46.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/30: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201046	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843201045	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/29: File contains the security instrument and riders along with post closing documentation.	D	D		No		XXXX				XXX	$XXX
843201044	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	UTD	XXX	$XXX
843200310	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,871.31 is underdisclosed from calculated Finance Charge of $152,978.24 in the amount of $106.93. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,871.31 is underdisclosed from calculated Finance Charge of $152,978.24 in the amount of $106.93.
										COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Purchase	Primary	XXX	$XXX
843201043	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Investment	XXX	$XXX
843201042	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843200555	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843201041	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843201040	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200588	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, TX, Address: XXX, TX - EV3		1			A	A	No	No		XXXX	4/XX/2019	Purchase	Investment	XXX	$XXX		N/A	N/A
843201035	XXX	XXX	XXX	3	3	*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2015 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2012 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2014 - EV3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. COMMENT: 2021/XX/02: DU required reserves of $ 687.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9507014) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/02: AUS approve ineligible, short reserve requirements per AUS

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2021/XX/02: AUS in file is approve/ineligible.  Short reserves requirements per AUS

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2021/XX/02: AUS approve ineligible, short reserve requirements per AUS

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9507014)
										COMMENT: 2021/XX/02: Missing VOE within 10 days of Note	C	C	Yes	No		XXXX	8/XX/2017	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	ATR Risk
843201034	XXX	XXX	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2021/XX/01: The file is missing one or more of the core documents required for a review. Please provide an approval, credit report, final 1003 and complete Note(1st page of Note is cut off).	D	D		No		XXXX				XXX	$XXX
843201038	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2017/XX/27: The disaster report provided is dated 9/XX/17.  The declaration date of the disaster is 9/XX/17.

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2017/XX/28: A lender exception has been provided for the minimum FICO score requirement.  Exception has been indexed, compensating factors have been added.

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2018/XX/24: A lender exception has been approved for the FICO score below 680. Lender exception has been indexed, compensating factors have been added.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV2

*** (CLEARED) Other Compliance Exception (Manual Add) - EV1	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
COMMENT: 2017/XX/28: Evidence that the appraisal was delivered to the borrower has not been provided.

*** (CLEARED) Other Compliance Exception (Manual Add)
										COMMENT: 2018/XX/05: The purchase contract extension provided indicates that the extended closing date will be 7/XX/17. Consummation did not take place until 8/11. An additional extension has not been provided, the purchase agreement is out of contract.	B	B	No	No		XXXX	8/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
843201039	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Title Error: Title vesting does not concur with deed - EV3 *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2 *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1 *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1 *** (CLEARED) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV1	*** (OPEN) Title Error: Title vesting does not concur with deed
COMMENT: 2017/XX/28: Vesting on Deed of Trust and Title do not match. Deed of Trust reflects vesting as XXX and XXX, Husband and Wife. Title Commitment and General Warranty Deed reflect vesting as XXX, A Married Man. File is missing evidence that XXX was added to title.

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2018/XX/24: Borrower was qualified with a FICO score of XXXX which does not meet the Investor Guideline minimum of 680. Lender approved the exception.

*** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2018/XX/24: File contains an Appraisal Update Report dated 09/XX/2017 with this comment: "The subject property does not appear to have received any damage from Hurricane Harvey or from the rain and flooding on XXXX through XXXX XXXX." File is missing a disaster inspection to verify the property was not affected by the FEMA Disaster on 09/XX/2017.

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided
COMMENT: 2018/XX/24: Purchase Agreement for the subject property was not provided in the imaged file.

*** (CLEARED) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>
							COMMENT: 2018/XX/24: Full Interior/Exterior Appraisal for the subject property was not provided in the imaged file, as required by XXXX Guidelines.	1			A	A	No	No		XXXX	8/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
843201037	XXX	XXX	XXX	2	*** (OPEN) Credit Exception: - EV3	*** (OPEN) Credit Exception: COMMENT: 2019/XX/09: Per Scratch and Dent: Borrower cosigned for a vehicle, but no proof of the other party paying was received	2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2018) - EV2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2018)
										COMMENT: 2019/XX/09: Appraisal Report date 3/XX/18. Letter confirming shipment of appraisal to borrower dated 3/XX/18.	B	B	Yes	No		XXXX	4/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200202	XXX	XXX	XXX	3	3	*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.12530% or Final Disclosure APR of 11.13000% is in excess of allowable threshold of US Treasury 4.5400% + 3%, or 7.54000% and Conventional Mortgage Rate 6.1700% + 1.75%, or 7.92000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843201056	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,181.80 is underdisclosed from calculated Finance Charge of $126,446.37 in the amount of $264.57. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,181.80 is underdisclosed from calculated Finance Charge of $126,446.37 in the amount of $264.57.
										COMMENT: 2020/XX/21: TIL itemization did not disclose an accommodation fee of $100, a payoff statement fee of $40 and a settlement fee of $125 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2002	Refinance	Primary	XXX	$XXX
843201036	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Investment	XXX	$XXX
843200045	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843201061	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Investment	XXX	$XXX
843201060	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2006	Purchase	Investment	XXX	$XXX
843200046	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2021/XX/29: No AUS, approval, 1008 or guidelines provided in file. UTD if all conditions met	3	*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/08/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 6.02175% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2019). FNMA Finance Charge total $9,634.80 on a Original Loan Amount of $160,000.00 vs. an allowable total of $8,000.00 and $1000.00 (2019) (an overage of $1,634.80 or 1.02175%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		C	C	No	Yes	Final HUD1	XXXX	9/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
843201032	XXX	XXX	XXX	2	1	*** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1 *** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1	*** (CLEARED) Missing Document: Credit Report Comparison not provided COMMENT: 2019/XX/17: Gap/Credit refresh report within 10 calendar days of closing not provided.	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/08/XX/2019) - EV2

*** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,082.00 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019) - EV2

*** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV1

*** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2019) - EV1

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act – Loan Estimate provided on 07/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/07/XX/2019) - EV1

*** (CLEARED) TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,970.00 exceeds tolerance of $2,967.00. Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/08/XX/2019)
COMMENT: 2019/XX/12: Note is assumable and Closing Disclosure reflects loan is not assumable.

*** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,082.00 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019)
COMMENT: 2019/XX/27: HOA due on the appraisal equal $6300 annually, and the final CD reflects $5082 annually.

*** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2019)
COMMENT: 2019/XX/27: Disclosure summary reflects the LE was sent on 7-10 and received on 7-10, and the initial E-signed document in the file is dated 7-23.

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act – Loan Estimate provided on 07/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.  Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Initial/07/XX/2019)
COMMENT: 2019/XX/27: Disclosure summary reflects borrower received LE dated 07/XX/19 on 07/XX/19 with actual receive date but e-signature disclosure was signed on 07/XX/19

*** (CLEARED) TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
										COMMENT: 2019/XX/01: SSPL in file dated 07/XX/19.	B	B	Yes	No		XXXX	8/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843201033	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 17101.00 - EV2	*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2021/XX/21: Approval indicates that Documentation is 12 Mo. Business Bank Statements but also references Approve/ineligible DU findings that were not provided.  Unable to determine actual documentation required.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2021/XX/21: Lender approval and 1008 reference DU findings that were not provided.

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 17101.00
COMMENT: 2021/XX/21: Approval conditions and/or DU findings not provided. Unable to determine if this was a requirement.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2019 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $24,183.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326) - EV2	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/22: Approval documents provided are incomplete.  Unable to verify adherence to AUS or lender guidelines.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2021/XX/21: Lender approval and 1008 reference DU findings that were not provided.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2021/XX/21: Lender approval and 1008 reference DU findings that were not provided.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2019 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/05/XX/2019)
COMMENT: 2021/XX/21: Broker contact name not provided.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2019)
COMMENT: 2021/XX/21: No evidence of earlier delivery provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $24,183.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
										COMMENT: 2021/XX/21: Changed circumstance documentation not provided.	C	C	Yes	No		XXXX	5/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
843201099	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2013	Refinance	Primary	XXX	$XXX
843200312	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,168.51 is underdisclosed from calculated Finance Charge of $138,295.37 in the amount of $126.86. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,168.51 is underdisclosed from calculated Finance Charge of $138,295.37 in the amount of $126.86.
										COMMENT: 2021/XX/22: No itemization for the $160.05 lender credit on page one, so was not applied to cure under disclosure.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2013	Refinance	Primary	XXX	$XXX
843201103	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2013	Refinance	Primary	XXX	$XXX
843201105	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2013	Refinance	Primary	XXX	$XXX
843201107	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2012	Refinance	Primary	XXX	$XXX
843201109	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2010	Refinance	Primary	XXX	$XXX
843201110	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	1/XX/2010	UTD	Primary	XXX	$XXX
843201112	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $514,014.97 is underdisclosed from calculated Finance Charge of $515,409.61 in the amount of $1,394.64. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $514,014.97 is underdisclosed from calculated Finance Charge of $515,409.61 in the amount of $1,394.64.
										COMMENT: 2021/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Purchase	Primary	XXX	$XXX
843201114	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2008	Purchase	Investment	XXX	$XXX
843200195	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843201115	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843201154	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/1996	Purchase	Primary	XXX	$XXX
843201153	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/1999	UTD	UTD	XXX	$XXX
843201093	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3		D	D	No	No	Missing	XXXX	4/XX/1999	Refinance	Primary	XXX	$XXX
843201152	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2000	Purchase	Primary	XXX	$XXX
843201083	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2001 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,798.06 is underdisclosed from calculated Finance Charge of $94,954.25 in the amount of $15,156.19. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.88980% is underdisclosed from calculated APR of 7.97601% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,798.06 is underdisclosed from calculated Finance Charge of $94,954.25 in the amount of $15,156.19.
										COMMENT: 2021/XX/17: Under disclosure is payment stream related partially due to MI; lender's final TIL does not match loan terms.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2001	Purchase	Primary	XXX	$XXX
843201150	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,337.64 is underdisclosed from calculated Finance Charge of $133,583.26 in the amount of $245.62. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2021/XX/11: HUD-1 line 1306 indicates "see schedule A for remainder of additional settlement charges". However the schedule A was not provided. Adding the $5,101.89 as a fee causes the loan to fail high cost testing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,337.64 is underdisclosed from calculated Finance Charge of $133,583.26 in the amount of $245.62.
										COMMENT: 2021/XX/23: Under disclosure is due to missing Schedule referred to on line 1305 of the HUD-1 detailing the $5,101.89 fee amount.	D	D	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843200128	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843200090	XXX	XXX	XXX	2				2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Investment	XXX	$XXX
843200168	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843201148	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200386	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843201090	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843201146	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,133.53 is underdisclosed from calculated Finance Charge of $229,858.54 in the amount of $725.01. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,133.53 is underdisclosed from calculated Finance Charge of $229,858.54 in the amount of $725.01.
										COMMENT: 2021/XX/18: Itemization of amount financed does not include a $650 settlement fee, a $40 title courier fee and a $35 pick up fee.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Purchase	Primary	XXX	$XXX
843200209	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843201145	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843201089	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843200124	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,199.52 is underdisclosed from calculated Finance Charge of $245,718.38 in the amount of $4,518.86. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,199.52 is underdisclosed from calculated Finance Charge of $245,718.38 in the amount of $4,518.86.
										COMMENT: 2021/XX/20: Under disclosure due to Mortgage Insurance Certificate reflects this is Level MI, Terms on final TIL reflect Step level MI.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Purchase	Primary	XXX	$XXX
843201122	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2007	Purchase	Primary	XXX	$XXX
843201128	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201124	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843201127	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843201086	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,063.25 is underdisclosed from calculated Finance Charge of $337,835.32 in the amount of $772.07. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,063.25 is underdisclosed from calculated Finance Charge of $337,835.32 in the amount of $772.07.
										COMMENT: 2021/XX/25: Payment stream on Final TIL reflects termination of PMI after 125 months. Calculated PMI duration in 144 months.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843201085	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843201125	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,384.55 is underdisclosed from calculated Finance Charge of $293,665.66 in the amount of $1,281.11. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,384.55 is underdisclosed from calculated Finance Charge of $293,665.66 in the amount of $1,281.11.
										COMMENT: 2021/XX/21: Under disclosure is due to the lenders TIL not dropping the MI renewal rate to .2 after the 120th payment as stated on the MI certificate.	B	B	No	Yes	Final HUD1	XXXX	7/XX/2007	Purchase	Primary	XXX	$XXX
843201123	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Second Home	XXX	$XXX
843201120	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843201118	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843200015	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,827.02 is underdisclosed from calculated Finance Charge of $513,056.02 in the amount of $229.00. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,827.02 is underdisclosed from calculated Finance Charge of $513,056.02 in the amount of $229.00.
										COMMENT: 2021/XX/23: Unable to determine to TIL Itemization not provided.	B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843201117	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Investment	XXX	$XXX
843201143	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843200430	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,958.48 is underdisclosed from calculated Finance Charge of $291,997.33 in the amount of $38.85. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,958.48 is underdisclosed from calculated Finance Charge of $291,997.33 in the amount of $38.85.
										COMMENT: 2021/XX/29: TIL Itemization did not disclose $50.00 Title Courier Fee as a Prepaid Finance Charge.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843201142	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843200447	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201140	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201141	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843200487	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843200216	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2006 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843201139	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,568.15 is underdisclosed from calculated Finance Charge of $676,643.02 in the amount of $74.87. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,568.15 is underdisclosed from calculated Finance Charge of $676,643.02 in the amount of $74.87.
										COMMENT: 2021/XX/03: TIL itemization did not disclose a tax pickup fee of $425 as a prepaid finance charge. Also, TIL itemization over disclosed an escrow fee of $350 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Refinance	Primary	XXX	$XXX
843200175	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843201087	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,783.73 is underdisclosed from calculated Finance Charge of $179,479.65 in the amount of $695.92. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,783.73 is underdisclosed from calculated Finance Charge of $179,479.65 in the amount of $695.92.
										COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843200423	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200396	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201133	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201132	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201135	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201088	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $628,256.46 is underdisclosed from calculated Finance Charge of $629,010.75 in the amount of $754.29. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $628,256.46 is underdisclosed from calculated Finance Charge of $629,010.75 in the amount of $754.29.
										COMMENT: 2021/XX/03: Unable to determine under disclosure, due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201134	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2007	UTD	UTD	XXX	$XXX
843200347	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Investment	XXX	$XXX
843201131	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843201130	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Investment	XXX	$XXX
843201129	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201126	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843201101	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	7/XX/2013	Refinance	Primary	XXX	$XXX
843200590	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2003	Refinance	Primary	XXX	$XXX
843201116	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843201144	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843201137	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,575.80 is underdisclosed from calculated Finance Charge of $307,175.79 in the amount of $599.99. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,575.80 is underdisclosed from calculated Finance Charge of $307,175.79 in the amount of $599.99.
										COMMENT: 2020/XX/23: TIL Itemization of Amount Financed did not disclose an Application fee of $575 as a prepaid financed charge.	D	D	No	Yes	HUD1, not signed or stamped	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843201113	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2008	Refinance	Primary	XXX	$XXX
843201084	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	1/XX/2008	Refinance	UTD	XXX	$XXX
843201102	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,115.70 is underdisclosed from calculated Finance Charge of $166,223.59 in the amount of $107.89. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,115.70 is underdisclosed from calculated Finance Charge of $166,223.59 in the amount of $107.89.
										COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2013	Refinance	Primary	XXX	$XXX
843201104	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 01/XX/2013 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2013	Refinance	Primary	XXX	$XXX
843201106	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2013	Refinance	Investment	XXX	$XXX
843201091	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,591.87 is underdisclosed from calculated Finance Charge of $151,784.62 in the amount of $192.75. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,591.87 is underdisclosed from calculated Finance Charge of $151,784.62 in the amount of $192.75.
										COMMENT: 2020/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200304	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2011, prior to three (3) business days from transaction date of 03/XX/2011. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2011	Refinance	Primary	XXX	$XXX
843201149	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2003	Purchase	Primary	XXX	$XXX
843200561	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Stated not provided - EV3	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2012	Refinance	Second Home	XXX	$XXX
843201100	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843201108	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2011	Refinance	Primary	XXX	$XXX
843200492	XXX	XXX	XXX	2	2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843200056	XXX	XXX	XXX	2				2	*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843201136	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2006	Purchase	Primary	XXX	$XXX
843201138	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,792.74 is underdisclosed from calculated Finance Charge of $179,067.66 in the amount of $274.92. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,792.74 is underdisclosed from calculated Finance Charge of $179,067.66 in the amount of $274.92.
										COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201151	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,397.98 is underdisclosed from calculated Finance Charge of $388,907.96 in the amount of $509.98. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,397.98 is underdisclosed from calculated Finance Charge of $388,907.96 in the amount of $509.98.
										COMMENT: 2020/XX/28: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2001	Refinance	Primary	XXX	$XXX
843201147	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	11/XX/2004	UTD	Primary	XXX	$XXX
843200159	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2005	Refinance	Primary	XXX	$XXX
843201119	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843201121	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Purchase	Primary	XXX	$XXX
843201111	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2009	Refinance	Primary	XXX	$XXX
843201092	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2003	Purchase	Primary	XXX	$XXX
843201098	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200025	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201097	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2	*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200242	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/17: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage from Severe Winter Storms. The inspection must include exterior photos and the property must be re-inspected on or after 02/XX/2021.	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2021/XX/23: Initial 1003 is not signed by the Lender or Borrower	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201094	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,487.00 exceeds tolerance of $1,344.00 plus 10% or $1,478.40.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,150.00 exceeds tolerance of $841.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,487.00 exceeds tolerance of $1,344.00 plus 10% or $1,478.40. Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/23: Change of circumstance not provided for this tolerance fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,150.00 exceeds tolerance of $841.00.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/23: Change of circumstance not provided for this tolerance fee.	B	B	Yes	No		XXXX	2/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201096	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
										COMMENT: 2021/XX/24: Notary did not date the document.	B	B	Yes	No		XXXX	1/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201082	XXX	XXX	XXX	2	1			2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2016) - EV2		B	B	No	No		XXXX	9/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
843200037	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-450.00. (9300) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016) - EV2	*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-450.00. (9300)
COMMENT: 2021/XX/19: There is no change of circumstance for this tolerance fee

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016)
										COMMENT: 2021/XX/19: Revised loan estimate was not signed by the borrower	B	B	Yes	No		XXXX	4/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201095	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/01/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/01/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $249.00 exceeds tolerance of $193.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,670.62 exceeds tolerance of $3,010.38. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/01/XX/2017)
COMMENT: 2021/XX/25: Finance charge disclosed is $136,305.61. Calculated finance charge is $136,678.09 Variance of $372.48. Based on review of Lender's compliance report, $404.17 Other Ecb and Hazardous Violations Fee was not included in the finance charge calculation.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $249.00 exceeds tolerance of $193.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/23: No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,670.62 exceeds tolerance of $3,010.38.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/23: No valid COC or cure provided.	B	B	Yes	No		XXXX	1/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843202366	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	8/XX/1995	UTD	UTD	XXX	$XXX
843200577	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201592	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843200942	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Investment	XXX	$XXX
843200941	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Investment	XXX	$XXX
843200940	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200939	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Investment	XXX	$XXX
843200327	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,641.02 is underdisclosed from calculated Finance Charge of $30,989.94 in the amount of $348.92. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,641.02 is underdisclosed from calculated Finance Charge of $30,989.94 in the amount of $348.92.
										COMMENT: 2022/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843200938	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200937	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $786,459.77 is underdisclosed from calculated Finance Charge of $806,628.30 in the amount of $20,168.53. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $786,459.77 is underdisclosed from calculated Finance Charge of $806,628.30 in the amount of $20,168.53.
										COMMENT: 2022/XX/18: Under-disclosure due to lender utilizing an index value of 2.61% per approval, however the lowest index value available in the lookback period is 2.7	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843200936	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843200935	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,799.55 is underdisclosed from calculated Finance Charge of $538,630.05 in the amount of $14,830.50. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,799.55 is underdisclosed from calculated Finance Charge of $538,630.05 in the amount of $14,830.50.
										COMMENT: 2022/XX/18: Under disclosure is due to the lender utilizing an index value of 3.4600% per the loan approval, however the lowest index value available in the lookback period is 3.5600%.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843200933	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200932	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200928	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $605,403.07 is underdisclosed from calculated Finance Charge of $605,488.20 in the amount of $85.13. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $605,403.07 is underdisclosed from calculated Finance Charge of $605,488.20 in the amount of $85.13.
										COMMENT: 2022/XX/18: Lender TIL itemization indicates total lump sum prepaid finance charges of $4,365.82. HUD reflects actual total prepaid finance charges are $4,448.26.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200927	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200926	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200923	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,931.48 is underdisclosed from calculated Finance Charge of $285,983.35 in the amount of $51.87. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,931.48 is underdisclosed from calculated Finance Charge of $285,983.35 in the amount of $51.87.
										COMMENT: 2022/XX/22: Unable to determine under disclosure due to missing Itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843200922	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,304.03 is underdisclosed from calculated Finance Charge of $490,273.36 in the amount of $13,969.33. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,304.03 is underdisclosed from calculated Finance Charge of $490,273.36 in the amount of $13,969.33.
										COMMENT: 2022/XX/22: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the lookback period is 2.89%.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2005	Refinance	Primary	XXX	$XXX
843200919	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200918	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $631,298.71 is underdisclosed from calculated Finance Charge of $631,439.61 in the amount of $140.90. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $631,298.71 is underdisclosed from calculated Finance Charge of $631,439.61 in the amount of $140.90.
										COMMENT: 2022/XX/22: Unable to determine under disclosure due to Itemization shows lump sum and no fee breakdown provided. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200917	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200916	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200915	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200914	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/22: Appraisal not provided	3	*** (OPEN) RTC Executed: TILA - Right To Cancel: Loan file contains evidence consumer rescinded loan. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		C	C	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200913	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200912	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200911	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
										COMMENT: 2022/XX/22: HUD line 814 reflects "Other Charges-See Attached" but the addendum was not located. The $3,230 lump sum amount has been included in high cost testing.	D	D	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200910	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200909	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200908	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200907	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843200906	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $876,497.74 is underdisclosed from calculated Finance Charge of $876,821.76 in the amount of $324.02. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $876,497.74 is underdisclosed from calculated Finance Charge of $876,821.76 in the amount of $324.02.
										COMMENT: 2022/XX/22: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $4,263.70 however, Final HUD reflects $4,587.72 in prepaid finance charges. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200905	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200904	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200903	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843200156	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Investment	XXX	$XXX
843200902	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843200114	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Primary	XXX	$XXX
843200900	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200335	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Investment	XXX	$XXX
843200899	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200898	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200897	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200048	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200324	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Investment	XXX	$XXX
843200269	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2001	Refinance	Primary	XXX	$XXX
843200896	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,057.03 is underdisclosed from calculated Finance Charge of $71,502.85 in the amount of $445.82. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,057.03 is underdisclosed from calculated Finance Charge of $71,502.85 in the amount of $445.82.
										COMMENT: 2022/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2002	Purchase	Primary	XXX	$XXX
843200894	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843200893	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200889	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Second Home	XXX	$XXX
843200888	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200505	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200884	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200881	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843200878	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200877	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Refinance	Primary	XXX	$XXX
843200467	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,907.34 is underdisclosed from calculated Finance Charge of $289,129.39 in the amount of $222.05. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,907.34 is underdisclosed from calculated Finance Charge of $289,129.39 in the amount of $222.05.
										COMMENT: 2022/XX/23: Lender TIL itemization indicates total lump sum prepaid finance charges of $4,240.80. HUD reflects actual total prepaid finance charges are $4,459.80.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843200875	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Investment	XXX	$XXX
843200874	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200873	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	6/XX/2010	Purchase	Primary	XXX	$XXX
843200471	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Refinance	Primary	XXX	$XXX
843202254	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200934	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,528.05 is underdisclosed from calculated Finance Charge of $233,584.16 in the amount of $3,056.11. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,528.05 is underdisclosed from calculated Finance Charge of $233,584.16 in the amount of $3,056.11.
										COMMENT: 2019/XX/09: Under disclosure is due to the lender utilizing an index value of 4.49% per the Approval, however the lowest index value available in the lookback period is 4.65%.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200931	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200560	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200930	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200892	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,494.02 is underdisclosed from calculated Finance Charge of $438,917.07 in the amount of $19,423.05. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,494.02 is underdisclosed from calculated Finance Charge of $438,917.07 in the amount of $19,423.05.
COMMENT: 2019/XX/09: Approval indicates the Index used was 2.7%. The lowest Index available within the look-back period is 2.89%.

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/09: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD ARM loan is 2 months interest on 2/3 original balance - note states 2% of prepaid amount in excess of $5000. Lender is XXX.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843200929	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843200925	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Refinance	Primary	XXX	$XXX
843200924	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Primary	XXX	$XXX
843200876	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200886	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2007	Refinance	Primary	XXX	$XXX
843200177	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843200891	XXX	XXX	XXX	2	2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/12: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD Fixed loan is 2 months interest - note states 2%. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200890	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,155.28 is underdisclosed from calculated Finance Charge of $103,501.12 in the amount of $345.84. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.60100% is underdisclosed from calculated APR of 6.66004% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,155.28 is underdisclosed from calculated Finance Charge of $103,501.12 in the amount of $345.84.
COMMENT: 2019/XX/14: Lender TIL itemization indicates total lump sum prepaid finance charges of $2,756.72. HUD reflects actual total prepaid finance charges are $3,298.00.

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/12: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI ARM/Fixed loan is 1% for maximum 1st 3 years - note states 2% for 4 years. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843200235	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,378.87 is underdisclosed from calculated Finance Charge of $321,480.52 in the amount of $13,101.65. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,378.87 is underdisclosed from calculated Finance Charge of $321,480.52 in the amount of $13,101.65.
										COMMENT: 2019/XX/12: Under disclosure is due to the lender utilizing an index value of 3.46% per the Approval, however the lowest index value available in the lookback period is 3.66%.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200921	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,618.70 is underdisclosed from calculated Finance Charge of $184,193.38 in the amount of $6,574.68. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,618.70 is underdisclosed from calculated Finance Charge of $184,193.38 in the amount of $6,574.68.
										COMMENT: 2019/XX/12: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.66%.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2006	Refinance	Primary	XXX	$XXX
843200920	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200887	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/13: PPP Expired. PPP not allowed for refinance by same lender in OH. Lender is XXX.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200895	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,204.10 is underdisclosed from calculated Finance Charge of $125,885.91 in the amount of $681.81. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,204.10 is underdisclosed from calculated Finance Charge of $125,885.91 in the amount of $681.81.
										COMMENT: 2019/XX/14: Lender TIL itemization indicates total lump sum prepaid finance charges of $1,587.82. HUD reflects actual total prepaid finance charges are $2,099.32.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2007	Refinance	Primary	XXX	$XXX
843200885	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2008	Purchase	Second Home	XXX	$XXX
843200344	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843200879	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843200883	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2019/XX/13: Grace period not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843200882	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2019/XX/13: Grace period not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days.	B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843200880	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843200901	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843201545	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.65000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2004	Refinance	UTD	XXX	$XXX
843200830	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.77682% or Final Disclosure APR of 5.79300% is in excess of allowable threshold of APOR 2.89% + 1.5%, or 4.39000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,058.62 is underdisclosed from calculated Finance Charge of $136,163.61 in the amount of $104.99. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,058.62 is underdisclosed from calculated Finance Charge of $136,163.61 in the amount of $104.99.
										COMMENT: 2021/XX/21: TIL Itemization did not disclose a Settlement/Closing Fee for $75, Recording Service Fee for $5 and a Closing Protection Letter fee of $25 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2013	Refinance	Primary	XXX	$XXX
843200366	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/16: Most Recent Valuation Inspection Date: 07/XX/2014
Disaster End Date: 09/XX/2021
Disaster Name: REMNANTS OF HURRICANE IDA
Disaster Declaration Date: 09/XX/2021

*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/31: Lender Exception with Comp Factors provided for regrade and waive for excessive DTI.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/01: Manual Underwrite and guidelines were not provided.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2014, GFE Date: 07/XX/2014 - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV1

*** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $654,436.24 is underdisclosed from calculated Finance Charge of $660,485.30 in the amount of $6,049.06. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/31: Updated information received. Loan Designation at review is NonQM,

*** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/31: Lender exception approved.

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
COMMENT: 2022/XX/27: Evidence of borrowers earlier receipt was not provided.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/16: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/31: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/31: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/31: Loan Designation difference at review due to excessive debt to income ratio.

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/31: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $654,436.24 is underdisclosed from calculated Finance Charge of $660,485.30 in the amount of $6,049.06.
COMMENT: 2022/XX/31: Itemization of Amount Financed does not reflect title fees charged on HUD-1.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Manual Underwrite and guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/31: Lender exception approved.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/27: Loan is testing to SHQM which allows max dti of 43%.

*** (CLEARED) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2022/XX/27: Disclosure is not dated.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/31: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/31: Disclosure is dated 07/XX/2014 and the Application date is 05/XX/2014.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
										COMMENT: 2022/XX/27: The loan designation was not provided.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Non QM
843200979	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/16: The UW income worksheet reflects income from letter, however there is no letter in file, no W2's to verify wages from 1120's. Provide all income documentation to accurately verify income being used to qualify. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/01: Missing guidelines.	1			A	A	No	Yes	Final HUD1	XXXX	8/XX/2014	Purchase	Investment	XXX	$XXX		N/A	N/A
843200978	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided COMMENT: 2022/XX/28: Missing 12 month VOR. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Verified all conditions were not met due to no lender guidelines available.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2014 - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/28: Loan designation provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
										COMMENT: 2022/XX/28: Lender guidelines not available.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
843200977	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided - EV1 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2011 - EV1	*** (OPEN) Missing Document: Tax Certificate not provided
COMMENT: 2022/XX/19: Documentation supporting the property taxes used to qualify not found in loan images.  As property is new construction, evidence of applicable taxes is required.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/19: Loan is waterfalling to standard ATR/QM documentation requirements due to missing other documentation.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2011
COMMENT: 2022/XX/19: WVOE was provided greater than 10 business days prior to closing. File is missing the required VVOE	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2015, GFE Date: 04/XX/2015, GFE Date: 05/XX/2015 - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX/Wages) - EV1	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2015, GFE Date: 04/XX/2015, GFE Date: 05/XX/2015
COMMENT: 2022/XX/13: No change of circumstances provided,.

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/19: Loan was submitted with designation of Safe Harbor QM, however, does not meet requirements for this designation.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The booklet was issued on 01/XX/2015.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2022/XX/13: Application date is 11/XX/2014.   The disclosure was issued on 01/XX/2015.

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
COMMENT: 2022/XX/13: The state-specific disclosure is not found in loan images.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: ATR Fail due to missing income documents. VVOE within 10 days of Note still outstanding.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Missing other documents required by guidelines.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Borrower income foreign using Employer letter with start date income conversion and verified active.  File is still pending VVOE within 10 days of Note.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Missing documents still not provided.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Missing documents still not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: Loan is waterfalling to standard ATR/QM documentation requirements due to missing documents.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
										COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2015	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
843202315	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: <empty> - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Payment Shock exceeds credit guidelines. - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/02: Loan is a manual underwrite and guidelines were not provided.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015 - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/27: Updated loan designation provided

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
COMMENT: 2022/XX/12: NMLS website reflects Loan Originator was first licensed on 05/XX/2016.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
										COMMENT: 2022/XX/27: Guidelines not provided.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2015	Refinance	Primary	XXX	$XXX		UTD	Safe Harbor QM
843200976	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/20: Assets provided and used are - XXX #XXXX $128,822.13; XXX #XXX $47.43; EMD of $91,500. *** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/12: Loan is being tested as Safe harbor QM and borrower is a non-permanent resident with non-traditional credit. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2022/XX/27: Final HUD reflects and EMD of $91,500 + $208,430.68. Missing for 12 months reserves.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015, GFE Date: 08/XX/2015, GFE Date: 08/XX/2015 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV1

*** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015, GFE Date: 08/XX/2015, GFE Date: 08/XX/2015
COMMENT: 2022/XX/20: Cure not provided

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2022/XX/27: Missing date on the disclosure

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Unable to capture DTI due to missing guidelines for manual underwritten loan.

*** (CLEARED) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
COMMENT: 2022/XX/27: There is no evidence Service Provider List was provided on 05/XX/2015.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
										COMMENT: 2022/XX/27: Guidelines are not provided.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200236	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2002 - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) REO Documents are missing.: Address: XXX
COMMENT: 2022/XX/12: Missing a Mortgage Statement, Insurance Verification and Tax Verification for the Investment property XXX to confirm the REO amounts shown on the 1003.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2002
COMMENT: 2022/XX/12: VOE in the file is dated 11/XX/2015 and the Note date is 12/XX/2015.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Due to missing guidelines.	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/12: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
										COMMENT: 2022/XX/27: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2015	Refinance	Primary	XXX	$XXX		Non QM	Non QM
843200975	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) 1003 Error: Own/Rent was not provided: Borrower: XXX - EV2 *** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV1	*** (OPEN) 1003 Error: Own/Rent was not provided: Borrower: XXX COMMENT: 2022/XX/12: The final 1003 does not state whether the borrower currently owns or rents their current residence in XXXX.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2015, GFE Date: 11/XX/2015 - EV2

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2015 - EV2

*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.93142%, LTV/CLTV: 58.64342%/58.64342%, Credit Score: 736, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Fail. - EV1	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: The seller provided designation

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/12: Document was provided on 10/XX/2015 which is not within 3 days of note dated 12/XX/2015

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/12: Document was provided on 10/XX/2015 which is not within 3 days of note dated 12/XX/2015

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/27: Third party verification of employment not provided in file for borrower who is a Sole proprietor

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/27: Missing loan designation and guidelines to determine documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
										COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing Income documentation.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2015	Refinance	Second Home	XXX	$XXX		UTD	Non QM
843200973	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2000 - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/13: Policy is insufficient by $21.00. Replacement Cost Estimator was provided. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Manual Underwrite and guidelines not provided	2	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,569.45  is less than amount of binding Lender Credit previously disclosed in the amount of $-5,639.00. (9300) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX/Overtime) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684129) - EV1	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Loan Designation is Non QM.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016)
COMMENT: 2022/XX/13: Missing evidence of borrower's receipt three days prior to closing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,569.45  is less than amount of binding Lender Credit previously disclosed in the amount of $-5,639.00. (9300)
COMMENT: 2022/XX/13: The loan file does not provide a valid change of circumstance to account for the decrease in the lender credit. No evidence of cure provided.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/27: Manual Underwrite and Guidelines not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Manual Underwrite and guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2022/XX/27: Manual Underwrite and guidelines were not provided.

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX/Overtime)
COMMENT: 2022/XX/27: The justification for the over time was not provided in the loan file.  The borrower has been with their present employer less than 2 years.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/27: Manual Underwrite and guidelines were not provided.

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684129)
										COMMENT: 2022/XX/27: The file only contains a verification of employment for the borrower's current employer, where the borrower has been employed for less than 2 years.	B	B	Yes	No		XXXX	9/XX/2016	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
843200063	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Unable to determine if all conditions were met due to missing guidelines.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Partnership) - EV1

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership) - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated. Loan designation of Safe Harbor QM is therefore waterfalling to a Designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/19: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated, loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan requires 2 years of recent Signed and dated Tax Returns. Returns were provided Signed but not dated.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/28: No lender guidelines to determine ratio thresholds.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Partnership)
COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Partnership)
										COMMENT: 2022/XX/28: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.	C	C	Yes	No		XXXX	3/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
843200972	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/18: The file did not contain a post-disaster inspection report. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Neither the AUS or guidelines were provided to verify if all conditions were met. *** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/14: The loan file did not contain any of the required income documentation,	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (XXX XXX/S-Corp) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX XXX/S-Corp) - EV1	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (XXX XXX/S-Corp)
COMMENT: 2022/XX/16: The loan file did not contain income documentation.

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2023/XX/03: The loan file did not contain any third party verifications.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.54659%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 668, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: The guidelines were not provided.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/03: Income documentation was not provided.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX XXX/S-Corp)
										COMMENT: 2022/XX/16: The loan file did not contain income documentation.	B	B	Yes	No		XXXX	6/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843200971	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1 *** (CLEARED) Missing Document: Credit Report not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/19: Loan reviewed as Non QM. Standard documentation requirements not met. *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2022/XX/19: Credit report was not provided.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,704.50 exceeds tolerance of $1,315.00 plus 10% or $1,446.50.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Guidelines not provided and loan has an interest only period.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/20: Document not provided within required timeframe.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/20: Document not provided within required timeframe.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2017)
COMMENT: 2022/XX/20: Document not provided within required timeframe.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,704.50 exceeds tolerance of $1,315.00 plus 10% or $1,446.50.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/16: File does not contain a valid COC for this fee, nor evidence of cure.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/19: Borrower's credit report was not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Loan was manually underwritten, guidelines was not provided to verify investor qualifying total debt ratio.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
										COMMENT: 2022/XX/19: Borrower's credit report was not provided.	B	C	No	No		XXXX	8/XX/2017	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
843200970	XXX	XXX	XXX	3	3	*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/13: Borrower is a non-permanent resident and credit report reflects no credit history in the U.S. and no credit score is generated. An International credit report is provided.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/27: Non-traditional credit has mas DTI of XXXX%.

*** (OPEN) REO Documents are missing.: Address: XXX,
COMMENT: 2022/XX/19: Mortgage statements, insurance policy and tax cert are provided, however conversion rate to U.S. dollars from foreign currency is not provided.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: No lender guideline provided, unable to determine if all conditions were met.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,400.04 on Final Closing Disclosure provided on 10/XX/2017 not accurate. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1936698) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1936697) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1936696) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1936695) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $490.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684445) - EV1

*** (CURED) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2017) - EV1	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/19: Designation was provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: DTI exceeds guidelines.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/19: Non-traditional credit mas DTI is 45%.

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/13: Disclosure was provided on 08/XX/2017, not within 3 business days of initial application date of 07/XX/2017.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Disclosure was provided on 08/XX/2017, not within 3 business days of initial application date of 07/XX/2017.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Disclosure was provided on 08/XX/2017, not within 3 business days of initial application date of 07/XX/2017.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,400.04 on Final Closing Disclosure provided on 10/XX/2017 not accurate. (Final/10/XX/2017)
COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1936698)
COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1936697)
COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1936696)
COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1936695)
COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2017)
COMMENT: 2022/XX/13: Provided 08/XX/2017

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $490.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/13: No evidence of a valid changed circumstance nor cure provided.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/27: Guidelines are not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: No lender guidelines provided.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/27: DTI > 50%

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/27: No lender guidelines provided. REO documentation is missing to verify borrower's investment property values causing a DTI discrepancy. Calculated DTI of 50.54062%.

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684445)
COMMENT: 2022/XX/27: Borrower relocated from Australia to the U.S. VVOE for previous employment is not provided.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2017)
										COMMENT: 2022/XX/19: Tax amount reflected on final CD is less than actual tax amount verified with Tax Certification.	C	C	Yes	No		XXXX	10/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
843200079	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2013 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2013 - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2013
COMMENT: 2022/XX/19: Verified WVOE in file is dated 9/XX/2017 which is more than 10 business days from Note dated 1/XX/2018.

*** (CLEARED) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2013
COMMENT: 2022/XX/19: A Verification of Employment completed no more than 10 days prior to Note is missing from the loan file.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages) - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,282.00 exceeds tolerance of $1,398.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX/Wages) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Designation was provided.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Missing paystubs W-2's,or an updated WVOE within 30 days of the Note date.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Missing paystubs W-2's,or an updated WVOE within 30 days of the Note date.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/19: Verified initial loan application is dated 9/XX/2017 and List of Homeownership Counseling Organizations is dated 10/XX/2017.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2017)
COMMENT: 2022/XX/19: Verified initial loan application is dated 9/XX/2017 and initial Loan Estimate is dated 10/XX/2017.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,282.00 exceeds tolerance of $1,398.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/13: Fee increased without a valid COC, no cure provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: Missing guidelines.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/27: The loan designation was not provided.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX/Wages)
										COMMENT: 2022/XX/27: Missing pay stubs or updated WVOE dated within 30 days of the Note date.	C	C	No	No		XXXX	1/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
843200969	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy Coverage is less than Original Loan Amount. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Final Title Policy Coverage is less than Original Loan Amount. COMMENT: 2022/XX/16: Title policy coverage has a shortfall of $XXX *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Manual underwrite. No guidelines were provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10684511) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,172.00 on Final Closing Disclosure provided on 01/XX/2018 not accurate. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,510.00 exceeds tolerance of $1,711.00 plus 10% or $1,882.10.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $76.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Ivnsufficient or no cure was provided to the borrower. (7559) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $600.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73196) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $747.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/16: Loan is Non-QM.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10684511)
COMMENT: 2022/XX/16: Employment history requirement not met due to file missing W-2(2017) to verify borrower's 2017 earnings

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/16: Rental income documentation requirement not met for XXX due to loan file missing Schedule E for the year 2017.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
COMMENT: 2022/XX/16: No evidence in loan file to prove borrower received a copy of each valuation three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,172.00 on Final Closing Disclosure provided on 01/XX/2018 not accurate. (Final/01/XX/2018)
COMMENT: 2022/XX/16: Amount of Estimated Property Costs over Year 1 of 20,172.00 on Final Closing Disclosure provided on 01/XX/2018 not accurate. Estimated monthly payments disclosed is: $2,960.71. Calculated costs for Year 1 is $35,528.52

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,510.00 exceeds tolerance of $1,711.00 plus 10% or $1,882.10.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/16: File does not contain a valid COC for this 10% Tolerance fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/17: Third party paid Origination Fee was added to the CD without a valid change of circumstance. No cure provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $76.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/16: File does not contain a valid COC for this 0% Tolerance Transfer Tax fee in the amount of $76.40.00, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
COMMENT: 2022/XX/16: File does not contain a valid COC for this 0% Tolerance Subordination fee in the amount of $250.00, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $600.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73196)
COMMENT: 2022/XX/16: File does not contain a valid COC for this 0% Tolerance Underwriting fee in the amount of $600.00, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $747.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/16: File does not contain a valid COC for this 0% Tolerance fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: ATR Fail due to missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term
										COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines.	C	C	Yes	No		XXXX	1/XX/2018	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
843200967	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3

*** (OPEN) YTD Date is dated more than 90 days before the application date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2017 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/25: File has insufficient cash to close verified, missing VOE requirement per guides provided.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/25: Verified assets in loan file are $36,669.09 - Additional assets documentation needed to verify loan Closing Costs

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/25: Loan file is missing 4506-T, VVOE to verify Income

*** (OPEN) YTD Date is dated more than 90 days before the application date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2017
COMMENT: 2022/XX/25: Unable to verify YTD and borrowers length of time at current job due to file missing initial 1003 and WVOE/VVOE	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,526.35 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, paystub provided was dated more than 90 days prior to closing, WVOE provided was dated more than 90 days prior to closing. (XXX/Wages) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: Failing reserve requirement and VOE requirements per guideslines

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
COMMENT: 2022/XX/25: Unable to verity income due to, paystub provided was dated more than 90 days prior to closing

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/25: File is missing the Initial 1003 and also the Rate Lock Disclosure to verify these dates

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/25: File is missing Loan Estimate docs

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,526.35 may be required.
COMMENT: 2022/XX/25: File is missing Loan Estimate docs

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide an initial and final 1003.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: File is missing 1003 and all Income docs to verify employment status

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: File is missing AUS - 1008 to verify DTI requirements. All condition not met due to missing supporting documentation.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: File is missing 1003 and all Income docs to verify employment status

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/28: Unable to determine ability to repay due to missing AUS - 1008.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing, WVOE provided was dated more than 90 days prior to closing. (XXX/Wages)
										COMMENT: 2022/XX/28: Unable to verity income due to, paystub provided was dated more than 90 days prior to closing.	C	C	No	No		XXXX	5/XX/2018	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
843200966	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3

*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2004 - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2022/XX/25: 2 months statements not provided for checking account ending XXXX.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/25: Currency converter was not provided for review for the borrower's income.

*** (OPEN) REO Documents are missing.: Address: XXX,
COMMENT: 2022/XX/25: Tax and insurance documentation not provided for REO XXX.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: QM/ATR documentation requirements not met as there is missing documentation from the file.

*** (CLEARED) Missing Document: Credit Report not provided
COMMENT: 2022/XX/27: The credit report has no tradelines or credit scores do to borrower being a foreign national and could not be used.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $12,038.46 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684483) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1

*** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: File is missing several income and asset docs required per guides.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/25: A Rate Lock was not provided for review to determine rate for testing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
COMMENT: 2022/XX/25: The appraisal received date was not provided for review to confirm it was received within 3 business days of application and a least  3 business days before close.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2022/XX/13: Per Guidelines the 5/1 RM is to be qualified at : the Note Rate plus 2% (initial cap), never less than the fully indexed rate based on the fully amortizing principal and interest payment..

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
COMMENT: 2022/XX/25: A Massachusetts limited document disclosure was not provided for review.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: List of Homeownership Counseling Organizations not provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $12,038.46 may be required.
COMMENT: 2022/XX/25: A Loan Estimate was not provided for review.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: Right of receive a copy of the appraisal disclosure  is missing from file.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018)
COMMENT: 2022/XX/25: Finance charge under disclosed by $250. It appears, per the high cost analysis, the Title electronic doc fee of $250 was not included in the prepaid finance charges.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
COMMENT: 2022/XX/25: The Final CD was provided on 5/XX/18 which is less than 3 business days before closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/27: Failure due to missing AUS/guidelines and income docs.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/27: Unable to verify debt obligations due to missing credit report as  the borrower is a foreign national.

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E)
COMMENT: 2022/XX/19: Rental income documentation requirement not met for REO income  The most recent tax return 2017 1040 or lease agreement was not provided for review. A 2017 tax return extension is in the file.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
										COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.	B	C	No	No		XXXX	5/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
843200963	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2006 - EV3

*** (CLEARED) Missing Document: AUS not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/24: File is missing AUS/guidelines. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2006 COMMENT: 2022/XX/24: Verification(s) of employment is not within 10 business days of the Note.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2022/XX/24: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/24: Creditor did not provide FACTA Credit Score Disclosure.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review. Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.	B	B	No	No		XXXX	7/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
843200961	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/25: Missing currency conversion to covert income. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/01: Currency conversion charts for all foreign dollars are missing including income and assets.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,193.01 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2018) - EV2	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Restates loan designation to Non QM

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,193.01 may be required.
COMMENT: 2022/XX/25: The Loan Estimate is missing.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/25: The Waiver of Right to Receive Copy of Appraisal is dated 8/XX/2018, the loan application is missing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2018)
										COMMENT: 2022/XX/25: Closing Disclosure issued 9/XX/18 and signed by borrower 9/XX/18 was not provided at least 3 business days prior to closing date of 9/XX/18.	B	B	No	No		XXXX	9/XX/2018	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
843200960	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, CA - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2015 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/16: File is missing sufficient assets to cover funds to close.

*** (CLEARED) REO Documents are missing.: Address: XXX, CA
COMMENT: 2023/XX/16: Need update on REO property XXXX missing Insurance Verification.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2015
COMMENT: 2022/XX/27: Need update Verification of employment was not provided in file

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016
COMMENT: 2022/XX/27: Need update Verification of employment was not provided in file

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016
COMMENT: 2022/XX/27: Need update Verification of employment was not provided in file	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $26,591.28 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 35,187.48 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.36552% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/24: Need update unable to find copy of initial rate lock date or last date rate set

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2022/XX/24: Need update ARM loan disclosure was not provided to Borrower not in file

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/24: Need update the consumer handbook charm booklet was not provided to borrower not in file

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/24: File is missing all 3 initial 1003's for all borrower's and the final 1003 for the 3rd borrower.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/24: Need update borrower's were not provided  List of Homeownership Counseling Organizations

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $26,591.28 may be required.
COMMENT: 2022/XX/24: Need update Loan estimate was not provided in file

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Need update unable to find in file copy of the appraisal disclosure

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 35,187.48 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Property costs 1yr
Hazard Insurance monthly $252.60 X 12 = $3,024.00 Taxes monthly =$1566.44 X 12 = $21,821.52 a difference over disclosed =$13,365.96

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Need update the Final Closing Disclosure was not provided 3 business day's prior to closing

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/16: Loan exceeds guideline maximum of 50% DTI and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)
COMMENT: 2022/XX/19: Need update copy was not provided 3 business day's prior to consummation

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Need update File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/16: Loan exceeds guideline maximum of 50% DTI and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/16: Loan exceeds guideline maximum of 50% DTI and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Loan exceeds guideline maximum of 50% DTI and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Need update File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
										COMMENT: 2023/XX/16: Loan exceeds guideline maximum of 50% DTI and is waterfalling to ATR/QM standard documentation requirements.	B	B	Yes	No		XXXX	10/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843200959	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX,, Address: XXX, FL - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/16: Loan is waterfalling to standard ATR/QM documentation requirements due to missing Income documentation.

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2023/XX/16: File only contains 1 month of statements for assets. Source of large deposits required.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/02: Please provide loan Approval.	2	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $25,391.25 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 18,464.87 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1

*** (CURED) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018) - EV1	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/03: Client restated loan designation to Non QM.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $25,391.25 may be required.
COMMENT: 2022/XX/24: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 18,464.87 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (XXX XXX/S-Corp)
COMMENT: 2023/XX/03: Borrower is Foreign National.  Loan does not meet ATR.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines. Credit Worksheet provided the following data only:  Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/16: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. Loan is waterfalling to standard ATR/QM documentation requirements due to missing Income documentation.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018)
										COMMENT: 2022/XX/24: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. Lender used Lenders Insurance if /47,25.00 while the verified HOA Insurance is $6,350.00.	B	B	No	No		XXXX	10/XX/2018	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
843202314	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, TX - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/16: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage from (enter disaster info here). The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/16: There is a coverage short fall of $655,654.00.  A replacement cost estimator was not provided for review.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/16: Lender exception approved at 52.99%, however debt ratio is at XXXX%. Updated exception not provided.

*** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2022/XX/16: VVOE for Borrower employment with XXX not provided.
Third party verification of co-borrower self employment with XXX  not provided.
VVOE for co-borrower employment with XXX not provided.

*** (CLEARED) REO Documents are missing.: Address: XXX, TX
COMMENT: 2023/XX/16: Require supporting document for "other" REO payment.	3	*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1	*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/16: Third party verification of the co-borrower's  Sole Proprietorship with XXX was not provided for review.

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/16: Third party verification of the co-borrower's  Sole Proprietorship with XXX was not provided for review.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/27: The earnings for the co-borrower's schedule C self employment has declined form year 2 to the year to date.

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/27: Third party verification of the co-borrower's schedule C self employment was not provided for review.

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
										COMMENT: 2022/XX/27: Third party verification of the co-borrower's schedule C self employment was not provided for review.	C	C	Yes	No		XXXX	11/XX/2018	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
843202313	XXX	XXX	XXX	3	3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Large deposits were not sourced and/or letter of explanation was not provided. - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, XXXX, - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, XXXX - EV3

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV1

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided - EV1	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX
COMMENT: 2022/XX/27: File is missing an additional consecutive statement for the XXX Investment account ending XXX.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/13: HOI coverage shows a Coverage Shortfall of $XXX.

*** (OPEN) Large deposits were not sourced and/or letter of explanation was not provided.
COMMENT: 2022/XX/27: borrower shows a large deposit of $175k into account ending XXX on 10/XX/2018. The source of these funds was not provided.

*** (OPEN) Missing Document: Tax Certificate not provided
COMMENT: 2022/XX/13: Missing Tax Cert to confirm the tax amount shown on the 1003 and CD.

*** (OPEN) REO Documents are missing.: Address: XXX, Caracas,
COMMENT: 2022/XX/13: Missing Tax and Insurance documents to confirm the REO amounts shown on the 1003.

*** (OPEN) REO Documents are missing.: Address: XXX, FL
COMMENT: 2022/XX/13: Missing Tax and Insurance documents to confirm the REO amounts shown on the 1003.

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2022/XX/13: HOI policy is effective from 12/XX/18 to 12/XX/2019 with the Note date of 12/XX/18.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: File is missing Fraud Report, Credit Report and loan Estimate.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/27: No Asset documents are present in the File.

*** (CLEARED) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
COMMENT: 2022/XX/01: No additional required documents are present.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2022/XX/27: File contains insufficient asset documentation to support required reserves.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/16: Missing income docs required per guidelines

*** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2022/XX/27: File is missing borrowers visa, passport etc required for loan	3	*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (XXX XXX/S-Corp) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1

*** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684500) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Fail. - EV1	*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2022/XX/13: Missing Income documentations.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $15,583.21 may be required.
COMMENT: 2022/XX/13: Loan Estimate is Missing.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/13: Missing a copy of the Right to Receive an Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (XXX XXX/S-Corp)
COMMENT: 2022/XX/16: Failure due to missing income docs.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: No lender Guidelines is provided for the Review.

*** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2022/XX/27: Missing Income documentations.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
										COMMENT: 2022/XX/27: Missing AUS and other documents to confirm the Loan Designation.	C	C	Yes	No		XXXX	12/XX/2018	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
843200958	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, - EV3	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,113.75 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/12/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,508.76 on Final Closing Disclosure provided on 12/XX/2018 not accurate. (Final/12/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $1,165.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7729) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77188) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $295.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77183) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77181) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Refinance, Rate/Term - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: Failure due to missing guides and income docs to support Safe Harbor requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Failure due to missing guides and income docs to support Safe Harbor requirements.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Failure due to missing guides and income docs to support Safe Harbor requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/26: No evidence of an Initial Rate Lock date in File.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
COMMENT: 2022/XX/26: No evidence that Borrower was provided with a Copy of an Appraisal Report.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/31: File is missing lender's initial 1003

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,113.75 may be required.
COMMENT: 2022/XX/26: Loan File is missing a copy of a Loan estimate.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/26: No evidence that Borrower was provided with a Right to Receive copy of Appraisal.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/12/XX/2018)
COMMENT: 2022/XX/26: Finance Charge disclosed is $232,588.34.  Calculated finance charge is $233,039.34.  Variance of $451.  Based on review of Lender's compliance report, Title-Payoff statement and Title-Service charges fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,508.76 on Final Closing Disclosure provided on 12/XX/2018 not accurate. (Final/12/XX/2018)
COMMENT: 2022/XX/26: The final CD disclosed the Amount of Total Property Costs over Year 1 as $7,508.76 on page 4; however the annual taxes ($2,824.80) and homeowners insurance ($291.33), Flood Insurance ($10,292.04) and HOA Dues ($4,392.00) total is  $17,800.80 per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $625.73 monthly, correct amount is $1,483.40. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)
COMMENT: 2022/XX/26: No evidence that CD dated 12/XX/2018 was provided to the Borrower at least 3 business days to Closing on 12/XX/2018.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $1,165.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7729)
COMMENT: 2022/XX/26: Title-Lenders Title Insurance Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $1,165.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77188)
COMMENT: 2022/XX/26: Title-Tax Certificate Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $35.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $295.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77183)
COMMENT: 2022/XX/26: Title-Service charges Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $295.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77181)
COMMENT: 2022/XX/26: Title-Recording service Fee was not disclosed on Loan Estimate. Service provider list was not provided. Title fees on final CD were in section B, however the Post closing CD reflects title fees in section C  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Failure due to missing guides and income docs to support Safe Harbor requirements.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Second Home, Purpose: Refinance, Rate/Term
										COMMENT: 2022/XX/28: Failure due to missing guides and income docs to support Safe Harbor requirements.	C	C	No	No		XXXX	12/XX/2018	Refinance	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
843200957	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2013 - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Unable to determine all required conditions due to missing guidelines.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,232.83 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 9,855.84 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 7,799.88 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 did not disclose the Monthly Escrow Payment. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2019) - EV2

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Insufficient asset documentation provided, loan is waterfalling to due diligence loan designation of ATR Fail.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,232.83 may be required.
COMMENT: 2022/XX/24: Missing loan estimate.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Evidence disclosure was provided to borrower within three days of application is missing.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 9,855.84 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Page 1 and 2 of CD indicate no escrows while page 4 indicates loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 7,799.88 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Page 1 and 2 of CD indicate no escrows while page 4 indicates loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 did not disclose the Monthly Escrow Payment. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Page 1 and 2 of CD indicate no escrows while page 4 indicates loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Page 1 and 2 of CD indicate no escrows while page 4 indicates loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Page 1 and 2 of CD indicate no escrows while page 4 indicates loan will have an escrow account.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2019)
COMMENT: 2022/XX/24: Evidence of earlier borrower receipt was not found in file.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
										COMMENT: 2022/XX/19: Insufficient asset documentation provided.	B	C	No	No		XXXX	2/XX/2019	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
843200956	XXX	XXX	XXX	3	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1 *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Unable to determine all required conditions due to missing Lender guidelines. *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/19: Calculated dti exceeds guideline max of 45%. *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2022/XX/19: Minimum credit score per guidelines is 660, qualifying credit score is XXXX.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $7,710.34 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/19: Minimum credit score not met and dti exceeds guideline max, loan is waterfalling to a due diligence Loan Designation of ATR Risk.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
COMMENT: 2022/XX/24: No evidence that Appraisal was provided to Borrower at least three Business days to Closing.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $7,710.34 may be required.
COMMENT: 2022/XX/24: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: No evidence that Borrower was provided with a Right to receive a copy of the Appraisal disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019)
COMMENT: 2022/XX/24: Evidence was not provided borrower received an Initial Closing Disclosure at least three (3) business days prior to closing.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										COMMENT: 2022/XX/19: Calculated dti exceeds max allowable dti of 45%.	B	C	No	No		XXXX	3/XX/2019	Purchase	Second Home	XXX	$XXX		Non QM	ATR Risk
843200462	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX Soebech - EV1

*** (CLEARED) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX Soebech - EV1

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX Soebech - EV1

*** (CLEARED) Initial Rate Lock rate date is not documented in file. - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, - EV1

*** (CLEARED) REO Documents are missing.: Address: ARneshreppur(farm), Nordurfjordur XXX 524, - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 - EV1	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016
COMMENT: 2022/XX/20: QM ATR Waterfall exception due to missing guidelines. Unable to verify Foreign National requirements.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Guidelines were not provided. Unable to determine if Foreign National requirements have been met.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/20: Insufficient assets verified to meet closing and reserve requirement and EMD is unsourced.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2022/XX/20: Please provide Breakdown of assets in US Dollars used for the purchase of the property. Both the source and the amount.

*** (CLEARED) Income Docs Missing:: Borrower: XXX XXXX
COMMENT: 2022/XX/20: Missing currency conversion and lender's calculations for co-borrower.

*** (CLEARED) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/02: Loan file is missing rate lock documentation

*** (CLEARED) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/02: Loan is missing Rate Lock

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016
COMMENT: 2022/XX/20: Insufficient assets verified to meet closing and reserve requirement and EMD is unsourced. Loan is waterfalling to ATR/QM standard requirements.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (XXX XXX/S-Corp) - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX XXX/S-Corp) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXX/Wages) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/20: Insufficient income and asset documentation profvided, loan is waterfalling to a loan designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2022/XX/20: Insufficient assets verified to meet closing and reserve requirement and EMD is unsourced. Loan is waterfalling to ATR/QM standard requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/13: No evidence of initial rate lock date in file

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/13: No evidence in loan file to prove  Creditor provided the  List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $13,669.75 may be required.
COMMENT: 2022/XX/13: No evidence of Loan Estimate in Loan file

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (XXX XXX/S-Corp)
COMMENT: 2022/XX/27: QM ATR Waterfall exception due to missing guidelines. Unable to verify Foreign National requirements.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX XXX/S-Corp)
										COMMENT: 2022/XX/27: QM ATR Waterfall exception due to missing guidelines. Unable to verify Foreign National requirements.	C	C	No	No		XXXX	3/XX/2019	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
843200955	XXX	XXX	XXX	2	1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: No guidelines have been provided for review	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,710.94 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2019) - EV2	*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,710.94 may be required.
COMMENT: 2022/XX/24: Loan estimate is not provided in the file or indication that one was provided to the borrower.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: There is no indication of disclosure received in the file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2019)
										COMMENT: 2022/XX/24: Evidence the disclosure was provided to the Borrower at least three days prior to Note date is missing.	B	B	Yes	No		XXXX	7/XX/2019	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200954	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/16: Failure due to excessive DR. Discrepancy appears to be due to the real estate taxes. Lender is using a lower amount than what was provided in the file. *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/16: Lender provided exception to approve DTI > 45.0%	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2019) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/19: Failure due to excessive DR. Discrepancy appears to be due to the real estate taxes. Lender is using a lower amount than what was provided in the file.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Lender provided exception to approve DTI > 45.0%

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2023/XX/16: Lender provided exception to approve DTI > 45.0%

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2019)
COMMENT: 2022/XX/24: The initial Closing Disclosure was issued 8/XX/19 the the loan closed 89/19.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including  an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										COMMENT: 2023/XX/16: Failure due to excessive DR. Discrepancy appears to be due to the real estate taxes. Lender is using a lower amount than what was provided in the file.	C	C	Yes	No		XXXX	8/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
843200003	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/13: The coverage amount of $XXX results in a shortfall of $XXX.  Missing Replacement Cost Estimator to determine lender's value.

*** (CLEARED) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
COMMENT: 2022/XX/19: The file did not contain the required visa or permanent residency card.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/28: The AUS was not provided to verify all conditions.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/28: Missing guidelines so loan is waterfalling to Appendix Q.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $14,758.90 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2019) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay - Stated Income: Ability to Repay (Dodd-Frank 2014): Unable to verify stated income using reasonably reliable third-party records. (XXX XXX/Stated Income) - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - C-Corp 1120 Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current C-Corp status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/C-Corp 1120) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Stated Income) - EV1

*** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684557) - EV1

*** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method) - EV1

*** (CLEARED) Rental Income Documentation - Boarder Income Ineligible Test: Qualified Mortgage (Dodd-Frank 2014): Boarding Income requires Tax Returns values and cannot use Vacancy Method for income considerations. (XXX/25% Vacancy Method) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Fail. - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Failure due to missing income docs.

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: Missing third party verification reflecting dates of operation for both entities, year to date balance sheets and 2 year tax transcripts.

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
COMMENT: 2022/XX/19: New exception. Preliminary title is missing to verify original lender and if correct TILA rescission form was used.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $14,758.90 may be required.
COMMENT: 2022/XX/13: The loan file did not contain any required loan estimates.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/13: The file does not contain evidence of appraisal receipt.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2019)
COMMENT: 2022/XX/13: The required closing disclosure or waiver was not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Missing guidelines so loan is waterfalling to Appendix Q.

*** (CLEARED) General Ability To Repay - Stated Income: Ability to Repay (Dodd-Frank 2014): Unable to verify stated income using reasonably reliable third-party records. (XXX XXX/Stated Income)
COMMENT: 2022/XX/28: Guidelines were not provided so loan is waterfalling to Appendix Q

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/24: The credit report was not provided.

*** (CLEARED) General Ability To Repay Provision Employment - C-Corp 1120 Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current C-Corp status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/C-Corp 1120)
COMMENT: 2022/XX/19: Missing third party verification reflecting dates of operation for both entities, year to date balance sheets and 2 year tax transcripts.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/28: Missing guidelines so loan is waterfalling to Appendix Q.

*** (CLEARED) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Stated Income)
COMMENT: 2022/XX/28: Guidelines were not provided so loan is waterfalling to Appendix Q

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/28: Missing guidelines so loan is waterfalling to Appendix Q.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684557)
COMMENT: 2022/XX/24: The credit report was not provided.

*** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/28: A lease agreement was not provided.  The unit is vacant according to the appraisal.

*** (CLEARED) Rental Income Documentation - Boarder Income Ineligible Test: Qualified Mortgage (Dodd-Frank 2014): Boarding Income requires Tax Returns values and cannot use Vacancy Method for income considerations. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/28: The tax returns were not provided.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
										COMMENT: 2022/XX/28: Missing guidelines so loan is waterfalling to Appendix Q.	C	C	Yes	No		XXXX	8/XX/2019	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
843200953	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2022/XX/28: Guidelines require 12 months reserves. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: All conditions not met due to missing Guidelines.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10684580) - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/20: Provide signed and dated 2017 and 2018 personal and business tax returns (or transcripts) and YTD P&L and balance sheet.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/20: Provide signed and dated 2017 and 2018 personal and business tax returns (or transcripts) and YTD P&L and balance sheet.

*** (OPEN) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Partnership)
COMMENT: 2022/XX/26: 2017 and 2018 personal and business tax returns are not signed and dated by the borrower. Missing YTD P&L and balance sheet.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/26: 2017 and 2018 personal and business tax returns are not signed and dated by the borrower. Missing YTD P&L and balance sheet.

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (XXX XXX/Partnership)
COMMENT: 2022/XX/20: Provide signed and dated 2017 and 2018 personal and business tax returns (or transcripts) and YTD P&L and balance sheet.

*** (CLEARED) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/20: Provide signed and dated 2017 and 2018 personal and business tax returns (or transcripts) and YTD P&L and balance sheet.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2022/XX/28: Guidelines were not provided so loan is waterfalling to standard QM/ATR Documentation requirements.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10684580)
										COMMENT: 2022/XX/20: CPA Letter provided does not reflect a start date.	C	C	Yes	No		XXXX	9/XX/2019	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
843200952	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Missing Document: Verification of Non-US Citizen Status not provided - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2006 - EV1	*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/25: Initial Interest Rate Lock date not provided

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/19: Failing due to excessive DTI

*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/19: Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of 50.00000%.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/16: Letter from employer is not dated.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2006
COMMENT: 2022/XX/16: Missing sufficient VOE. Letter from employer is not dated.	3	*** (OPEN) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $9,024.44 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $90.00 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (77173) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX/Commission) - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1	*** (OPEN) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission)
COMMENT: 2022/XX/19: Missing sufficient VOE. Letter from employer is not dated.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: Missing sufficient VOE. Letter from employer is not dated.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/25: Initial Rate Lock date not provided

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2022/XX/25: ARM disclosure not provided

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/25: CHARM booklet not provided to the borrower

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019)
COMMENT: 2022/XX/25: Appraisals not provided to the borrower at least 3 days prior to closing

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/25: Credit Score disclosure not provided to the borrower.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Affiliated Business Arrangement  Disclosure not provided to the borrower within 3 business days of the application date. Borrower signed 12/XX/19.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: Homeownership Counseling list not provided to the borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $9,024.44 may be required.
COMMENT: 2022/XX/25: Loan Estimate not provided

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: Missing LE.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2019)
COMMENT: 2022/XX/25: No Seller paid fees reflected in file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019)
COMMENT: 2022/XX/25: Missing initial CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $90.00 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (77173)
COMMENT: 2022/XX/25: Courier Fee increased without a valid change of circumstance or cure provided.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Failure due to excessive debt ratio

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/28: Missing signed and dated tax returns with transcripts.

*** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX/Commission)
COMMENT: 2022/XX/28: Tax returns requires signature and date. 2017 Tax Returns not signed and dated by the borrower.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/28: Guidelines  not provided

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: Failure due to excessive debt ratio

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/28: Missing lender guidelines.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/19: Failure due to excessive debt ratio.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/28: The 2017 tax returns not signed and dated by the borrower, also missing 2017 and 2018 tax transcripts.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/28: The 2017 tax returns not signed and dated by the borrower, also missing 2017 and 2018 tax transcripts.

*** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/28: The 2017 tax returns not signed and dated by the borrower, also missing 2017 and 2018 tax transcripts.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
										COMMENT: 2022/XX/28: Calculated dti exceeds 43% which is max allowable dti per SHQM guidelines.	C	C	Yes	No		XXXX	12/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
843200951	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX,, Address: XXX, - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: Approval not provided - EV1 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV1	*** (OPEN) REO Documents are missing.: Address: XXX,, Address: XXX,
COMMENT: 2022/XX/25: The file is missing a mortgage statement, homeowner's insurance, and tax verification to verify monthly PITI payments for investment properties XXX & XXX, was used to qualify.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/27: EMD not sourced.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Unable to determine compliance with income/employment guidelines as the section of the underwriting guidelines addressing requirements is not provided.

*** (CLEARED) Missing Document: Approval not provided
COMMENT: 2022/XX/27: The file is missing an AUS, an approval, and/or guidelines.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,320.88 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2020). (Final/02/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 9,817.80 on Final Closing Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/02/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
COMMENT: 2022/XX/25: The provided notice of special flood hazard disclosure is not signed by the borrower's.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2020)
COMMENT: 2022/XX/25: File is missing evidence or appraisal receipt at least three (3) business days prior to closing.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/25: File is missing evidence of initial signed and dated 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: The file is missing evidence of receipt of the List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,320.88 may be required.
COMMENT: 2022/XX/25: The file is missing any or all loan estimates to verify fee tolerance of up to $6,320.88.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: The file is missing evidence that the borrower received the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2020). (Final/02/XX/2020)
COMMENT: 2022/XX/25: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge. Variance of $250, however, there is no estimates provided in file to verify where differences remain.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2020)
COMMENT: 2022/XX/25: Final Closing Disclosure dated 2/XX/2020 reflects the Homeowners insurance will not be escrowed.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2020)
COMMENT: 2022/XX/25: The file is missing a Seller's Closing Disclosure to verify any seller paid fees.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 9,817.80 on Final Closing Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020)
COMMENT: 2022/XX/25: The final CD disclosed the Amount of Total Property Costs over Year 1 as $9,817.80 on page 4; however, the annual taxes ($10,500.60) and homeowners association dues ($306.00) total are $10,806.60 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $971.79 monthly.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/02/XX/2020)
COMMENT: 2022/XX/25: Projected payments show some property taxes and some association dues are being escrowed.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020)
COMMENT: 2022/XX/25: Evidence of earlier receipt of Initial CD was not provided at least three (3) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/02: The file is missing an AUS, an approval or 1008, and/or guidelines.	B	B	Yes	No		XXXX	2/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200950	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower is not receiving cash back on a loan that was identified as Cash Out.: Date Issued: 03/XX/2020 - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2020 - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/16: Missing currency conversion. *** (CLEARED) Asset documentation requirements not met. COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Guidelines not provided. *** (CLEARED) Income documentation requirements not met. COMMENT: 2022/XX/27: Missing guidelines; loan is waterfalling to standard QM/ATR documentation requirements.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,898.39 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2020) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Missing complete income documentation.

*** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
COMMENT: 2022/XX/16: Missing complete income documentation.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,898.39 may be required.
COMMENT: 2022/XX/24: The Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: The consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2020)
COMMENT: 2022/XX/24: Document not provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other
										COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines.	C	C	No	No		XXXX	3/XX/2020	Refinance	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
843200949	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: Approval not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,485.44 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020) - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/25: The Initial Escrow disclosed the Initial Balance as $575.70 and monthly Escrow of $287.83.  The Closing Disclosure disclosed verified Annual Taxes in the amount of $2,911 and verified Homeowner's Policy of $543.00.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Provided day of closing.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,485.44 may be required.
COMMENT: 2022/XX/25: File is missing all loan estimates.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/27: Missing initial LE or separate disclosure of right to receive copy of appraisal issued within 3 business days of application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
COMMENT: 2022/XX/25: Provided day of closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/27: The file is missing one or more of the core documents required for a review. Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.	B	B	Yes	No		XXXX	3/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200948	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX,, Address: XXX, - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: No guidelines have been provided; unable to determine accuracy of provided documents to meet lender requirements. *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/19: DTI exceeds 45% max.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,749.81 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2020 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020) - EV2

*** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Loan Designation difference at review due to excessive DTI and missing documentation.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: Missing complete income documentation.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,749.81 may be required.
COMMENT: 2022/XX/19: No Loan Estimate is provided in the file; unable to review fee discrepancies between LE and CD.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: There is no indication in the file that the borrower received the disclosure or a copy of the disclosure provided.

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2020 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2020)
COMMENT: 2022/XX/25: I/O loan for first 10 years; CD states maximum payment can be reached in Year 11 which is causing the test to fail.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020)
COMMENT: 2022/XX/19: No waiver or indication waiver received by borrower

*** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
COMMENT: 2022/XX/27: Disclosure is not dated

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: Debt to income ratio exceeds allowable.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Purchase,
										COMMENT: 2022/XX/27: The guidelines were not provided to verify information in the file.	C	C	No	No		XXXX	4/XX/2020	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
843200083	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017 - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015 - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/24: All conditions were not met, due to missing Guidelines were not available.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/24: HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017
COMMENT: 2022/XX/27: VVOE was not provided for borrower's previous employment.

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015
COMMENT: 2022/XX/27: VVOE was not provided for borrower's previous employment.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,282.57 may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2020) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Originator designation provided by investor after initial review.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,282.57 may be required.
COMMENT: 2022/XX/24: TRID compliance testing could not be completed. Loan Estimate(s) was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2020)
COMMENT: 2022/XX/24: The final CD was issued on 5/XX/2020 with a closing date of 5/XX/2020. The borrower was not provided the CD at least 3 business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review. Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.	B	B	No	No		XXXX	5/XX/2020	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
843200947	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2000 - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/19: VVOE for the borrower verifying his employment with XXX was not found. Documentation provided was verification of the business existence. A standard VVOE with direction individual contact is required with this borrower is not self employed. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: All conditions were not met due to missing lender guidelines.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp) - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify, loan is waterfalling to Due Diligence Loan Designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: 2018 Partnership Returns were not signed.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing most recent YTD P&L and third party verification to determine business start date.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing most recent YTD P&L and third party verification to determine business start date.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing most recent YTD P&L and third party verification to determine business start date.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing most recent YTD P&L and third party verification to determine business start date.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Loan is waterfalling to QM/ATR standard requirements which requires 2 years.  Documentation provided was insufficient to clear exception.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: XXXX: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: XXXX: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: XXXX: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Partnership)
COMMENT: XXXX: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022-09-27: Missing AUS and lender guidelines.

*** (CLEARED) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing Profit and Loss documentation, balance sheet not signed or dated for XXX.

*** (CLEARED) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Partnership)
COMMENT: 2022/XX/19: Missing Profit and Loss for XXX.

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/XXXX)
COMMENT: 2022/XX/19: Missing third party verification to determine business start date.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX/XXXX)
COMMENT: XXXX: Missing third party verification to determine business start date.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX/XXXX)
COMMENT: 2022/XX/19: Missing vvoe for wage income and third party verification to determine business start date.

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXXX/S-Corp)
										COMMENT: 2022/XX/19: Insufficient income documentation provided for wage and self employment income being used to qualify.	C	C	Yes	No		XXXX	8/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
843200944	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: COVID-19 Attestation not provided - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2022/XX/25: The Title Commitment and/or Tittle preliminary and Final Title were not provided. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/25: Hazard Insurance Coverage is for $XXX and the loan amount is $XXX disclosing a shortfall of $XXX. Replacement Cost Estimate was not provided. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Guidelines not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 50.00%. (XXX XXX/Partnership) - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (XXX XXX/Partnership) - EV1

*** (CLEARED) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/16: Loan is missing income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/16: Loan is missing income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/Partnership)
COMMENT: 2022/XX/25: The company is less than 2 years old.  Was opened XXXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (XXX XXX/Partnership)
										COMMENT: 2022/XX/16: The file is missing two years business Tax Returns for XXX. 2019 was provided, however 2018 is missing and mist be signed and dated. .	C	C	Yes	No		XXXX	12/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
843200584	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, CA - EV1	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2022/XX/16: Missing Appraisal reflecting a value of $XXX. Appraisal in file (2055) has a value of $XXX *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2022/XX/16: Missing Appraisal reflecting a value of $XXX. Appraisal in file (2055) has a value of $XXX. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Missing lender guidelines.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $189.00 plus 10% or $207.90.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/16: Fails Safe Harbor QM due to missing balance sheets and signed/dated business tax returns for self-employment income.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for  XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for  XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing balance sheet and signed/dated business tax returns for XXX.

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
COMMENT: 2022/XX/25: Unable to determine original lender due to missing title report.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $189.00 plus 10% or $207.90.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/25: Fees increased from $189 to $400 without a valid change of circumstance. No cure was provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Rate/Term
										COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines.	C	C	Yes	No		XXXX	1/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
843200943	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/01: The calculated DTI exceeds the AUS DTI. *** (OPEN) REO Documents are missing.: Address: XXX, NY COMMENT: 2022/XX/25: Verification of the hazard insurance was not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10738306) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2020) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,205.00 exceeds tolerance of $5,343.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/19: The loan was AUS approved. However, the loan failed ATR because the DTI exceeds the AUS calculated DTI.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: The loan failed ATR due to excessive DTI.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/19: The actual taxes and insurance on the subject are higher than the amount used by Lender which brings the DTI out of AUS tolerance.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/25: The calculated DTI exceeds AUS maximum and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10738306)
COMMENT: 2022/XX/25: The calculated DTI exceeds AUS maximum and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/25: Document not provided in file. However, a waiver of right to receive copy of appraisal was provided to borrower on 09/XX/2020

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021)
COMMENT: 2022/XX/25: The closing disclosure was not signed and dated and it was not possible to determine when the borrower received the closing disclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
COMMENT: 2022/XX/25: Reinspection Fee increased from $0.00 to $200.00 at final closing disclosure with no valid change of circumstance and/or a cure to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,205.00 exceeds tolerance of $5,343.00.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/25: Loan Discount point Fee increased from $5,343.00 to $6,205.00 on final closing disclosure with no valid change of circumstance and/or a cure to the borrower provided for the increase.	C	C	Yes	No		XXXX	1/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
843202316	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2010 - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV1	*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2010 COMMENT: 2022/XX/13: A complete 24 month verifiable Employment History is also required. The Previous Employer Verification was not provided as required. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Loan is manually underwritten, guidelines was not provided.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684493) - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (CLEARED) (Doc Error) TIL Error: Borrower signature not dated. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10684493) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/28: Lender restated the loan designation as Safe Harbor QM

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10684493)
COMMENT: 2022/XX/28: A complete 24 month verifiable Employment History is also required. The Previous Employer Verification was not provided as required.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: No evidence of receipt within 3 business days of the application was located in the file

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: No evidence of receipt within 3 business days of the application was located in the file

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: No evidence of receipt within 3 business days of the application was located in the file

*** (CLEARED) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2022/XX/28: Final TIL is missing page 2 the signature page.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/28: Loan was manually underwritten, guidelines was not provided to verify investor qualifying total debt ratio.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10684493)
										COMMENT: 2022/XX/28: Borrower has been on current job for less than two years.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
843200827	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file.
COMMENT: 2022/XX/29: Both the Preliminary and Final Title Policies are not provided.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/03: As shown in the documentation provided, it appears the real estate taxes are higher on the subject than what is supported in the file creating a debt ratio exception over 50%. Please provide the tax certs that support the figures used by lender at closing and the lender exception approval for the debt ratio exception up to 54%.

*** (OPEN) REO Documents are missing.: Address: XXX, CA
COMMENT: 2022/XX/29: Hazard insurance verification is not provided.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017
COMMENT: 2022/XX/16: Verification of employment not provided.	3	*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,626.94 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 47,706.60 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1	*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/03: Failure due to missing income documents.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/29: Initial loan application not provided.  Therefore, an alternate date of 11/XX/2019 is used as the initial application date as obtained from the Fraud Report.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,626.94 may be required.
COMMENT: 2022/XX/29: Loan estimate not provided.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/29: Right to Receive Copy of Appraisal Disclosure not provided, nor is Loan Estimate.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 47,706.60 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)
COMMENT: 2022/XX/03: The lender used a monthly property tax payment of $3,861.22.  However, the Tax Certificates in file indicate monthly property taxes are $2,906.29.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020)
COMMENT: 2022/XX/29: The Closing Disclosure was provided and signed on 1/XX/2020, which is the Note Date.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review.  Please provide a credit/complete closing package including an Approval, AUS or 1008, and an origination credit report.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Loan is waterfalling to standard ATR/QM due to missing a Verification of Employment. .

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Verification of Employment is not provided.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
										COMMENT: 2022/XX/16: A Verification of Employment is not provided.	C	C	Yes	No		XXXX	1/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
843200006	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2021) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Originator loan designation of Non QM does not match due diligence loan designation of ATR Fail due to missing third party verification and CPL letter documentation to verify partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2022/XX/16: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/30: Missing third party verification and CPL letter documentation to verify current partnership status.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2021)
COMMENT: 2022/XX/30: No indication in file that the borrower signed a document at closing acknowledging their receipt of the valuation 3 days prior to closing.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/30: FACTA Disclosure not provided in the loan file

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2021)
COMMENT: 2022/XX/30: Verified Seller Closing Disclosure reflects the Total Closing Costs as $0.

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
COMMENT: 2022/XX/30: Verified final Closing Disclosure dated  3/XX/2021 reflects the the interest only period is until year 10 which does not match the Note calculation of expiration of Interest only period

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review. Please provide a complete credit/closing package including an Approval, AUS or 1008, and an origination credit report.	C	C	Yes	No		XXXX	3/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
843200426	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $134.80 exceeds tolerance of $57.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $513.45 exceeds tolerance of $502.00.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $134.80 exceeds tolerance of $57.00. Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/30: The Tax Fee increased to $134.50 on the final Closing Disclosure however, there is not evidence of a cure to the borrower or a valid change of circumstance document in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $513.45 exceeds tolerance of $502.00.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/30: The Discount Points fee increased due to the loan amount changing from $XXX on the last LE to $XXX on the Closing Disclosure.  There is not evidence of a cure to the borrower or a valid change of circumstance document in the file.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review. Please provide a complete credit/closing package including an Approval, AUS or 1008, and an origination credit report.	B	B	Yes	No		XXXX	4/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200826	XXX	XXX	XXX	3	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2022/XX/30: The file was missing a copy of the final title policy. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/30: Coverage amount of $XXX + 50% ($XXX) is not enough to cover the loan amount of $XXX.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2021) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 39,277.80 on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: The 2020 K-1 was provided, however signed and dated 2020 1040 personal tax return was not provided in the file.

*** (OPEN) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/16: The 2020 K-1 was provided, however signed and dated 2020 1040 personal tax return was not provided in the file.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/16: The 2020 K-1 was provided, however signed and dated 2020 1040 personal tax return was not provided in the file.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2021)
COMMENT: 2022/XX/30: There is no proof in the file showing the borrower received a copy of the appraisal at or before closing.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/30: The FACTA Disclosure is not in the file.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2021)
COMMENT: 2022/XX/30: The Seller Closing Disclosure is not in the file, and there are no Seller paid cost disclosed on page 2 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 39,277.80 on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021)
COMMENT: 2022/XX/30: The final CD dated 4/XX/2021 is stating no escrow account with estimated property cost over 1 year of $39,277.80, however the CD dated 6/XX/2021 is showing No escrow on page 1 with $39,277.80 escrowed property costs over year 1, but states "will have an escrow account on page 4. The estimated property cost over year 1 does not match the 1.25% annual county tax of $34,125.00.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review. Please provide a credit/complete closing package including an Approval, AUS or 1008, and an origination credit report.	C	C	Yes	No		XXXX	4/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
843201024	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	11/XX/1998	UTD	UTD	XXX	$XXX
843200110	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $541,759.08 is underdisclosed from calculated Finance Charge of $543,559.08 in the amount of $1,800.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $541,759.08 is underdisclosed from calculated Finance Charge of $543,559.08 in the amount of $1,800.00.
										COMMENT: 2022/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	2/XX/2000	Purchase	Primary	XXX	$XXX
843201023	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,087.14 is underdisclosed from calculated Finance Charge of $365,607.14 in the amount of $520.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,087.14 is underdisclosed from calculated Finance Charge of $365,607.14 in the amount of $520.00.
										COMMENT: 2022/XX/11: The itemization of amount financed did not include the attorney fee of $495 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Purchase	Primary	XXX	$XXX
843201022	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Purchase	Primary	XXX	$XXX
843201021	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,689.67 is underdisclosed from calculated Finance Charge of $234,184.67 in the amount of $495.00. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,689.67 is underdisclosed from calculated Finance Charge of $234,184.67 in the amount of $495.00.
										COMMENT: 2022/XX/11: Under disclosure due to lender did not include $495 attorney fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843201020	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	10/XX/1994	Purchase	Investment	XXX	$XXX
843201019	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,758.65 is underdisclosed from calculated Finance Charge of $64,208.65 in the amount of $450.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,758.65 is underdisclosed from calculated Finance Charge of $64,208.65 in the amount of $450.00.
										COMMENT: 2022/XX/11: The itemization of amount financed did not include the attorney fee of $450 and recording service fee of $70 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Purchase	Primary	XXX	$XXX
843201018	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,303.62 is underdisclosed from calculated Finance Charge of $236,628.62 in the amount of $325.00. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,303.62 is underdisclosed from calculated Finance Charge of $236,628.62 in the amount of $325.00.
										COMMENT: 2022/XX/11: TIL itemization did not disclose a settlement fee of $325 as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843200004	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Primary	XXX	$XXX
843200428	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2004	Purchase	Primary	XXX	$XXX
843201017	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201016	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.92190% is underdisclosed from calculated APR of 5.12728% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,694.32 is underdisclosed from calculated Finance Charge of $412,844.32 in the amount of $6,150.00. - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.92190% is underdisclosed from calculated APR of 5.12728% outside of 0.125% tolerance.
COMMENT: 2022/XX/12: Under disclosure due to Escrow Pad disclosed on HUD.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,694.32 is underdisclosed from calculated Finance Charge of $412,844.32 in the amount of $6,150.00.
										COMMENT: 2022/XX/12: Under disclosure due to Escrow Pad disclosed on HUD.	D	D	No	Yes	Estimated HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843201015	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,136.19 is underdisclosed from calculated Finance Charge of $491,381.42 in the amount of $3,245.23. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,136.19 is underdisclosed from calculated Finance Charge of $491,381.42 in the amount of $3,245.23.
										COMMENT: 2022/XX/14: TIL itemization did not disclose an attorney fee of $500 as a prepaid finance charge.	B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843201014	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843201013	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2004	Refinance	Primary	XXX	$XXX
843200122	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	1/XX/2005	Purchase	Primary	XXX	$XXX
843201012	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843201011	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843201010	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	No	Yes	Final HUD1	XXXX	6/XX/2005	Purchase	Primary	XXX	$XXX
843201009	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/16: Loan file does not contain any origination documentation.	D	D		No		XXXX				XXX	$XXX
843201008	XXX	XXX	XXX	3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/20: The file contains an application, appraisal, AUS, credit report, flood cert, GFE, HUD-1, 1008, PMI Certificate, security instrument, TIL, title commitment and final title.	D	D	No	Yes	Final HUD1	XXXX		Purchase	Primary	XXX	$XXX
843201007	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843200515	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843201006	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843200331	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2006	Purchase	Primary	XXX	$XXX
843201005	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $975,188.62 is underdisclosed from calculated Finance Charge of $976,025.71 in the amount of $837.09. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $975,188.62 is underdisclosed from calculated Finance Charge of $976,025.71 in the amount of $837.09.
										COMMENT: 2022/XX/12: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843201004	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Purchase	Primary	XXX	$XXX
843201003	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,262.74 is underdisclosed from calculated Finance Charge of $157,451.96 in the amount of $189.22. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,262.74 is underdisclosed from calculated Finance Charge of $157,451.96 in the amount of $189.22.
										COMMENT: 2022/XX/13: TIL itemization did not disclose an email fee of $50, courier fee of $85, or a wire fee of $25 as a prepaid finance charge.	D	D	No	Yes	Estimated HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843201002	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201001	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843201000	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200009	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,751.30 is underdisclosed from calculated Finance Charge of $162,907.52 in the amount of $156.22. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,751.30 is underdisclosed from calculated Finance Charge of $162,907.52 in the amount of $156.22.
										COMMENT: 2022/XX/16: Due to variance in MI payment stream. Final TIL reflects second payment stream of MI for 6months. Clarity is calculating second stream MI at 13 months	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843200999	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2006	Purchase	Second Home	XXX	$XXX
843200998	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $668,818.66 is underdisclosed from calculated Finance Charge of $671,283.78 in the amount of $2,465.12. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $668,818.66 is underdisclosed from calculated Finance Charge of $671,283.78 in the amount of $2,465.12.
										COMMENT: 2022/XX/13: Final TIL itemization reflects Lender paying all CC with $524 credit. Appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	11/XX/2006	Purchase	Primary	XXX	$XXX
843200997	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,594.70 is underdisclosed from calculated Finance Charge of $60,699.25 in the amount of $1,104.55. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,594.70 is underdisclosed from calculated Finance Charge of $60,699.25 in the amount of $1,104.55.
										COMMENT: 2022/XX/14: Under disclosure due to slight MI payment stream variance,	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843200996	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200995	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843200994	XXX	XXX	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843200506	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200993	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200992	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200215	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200991	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843200990	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843200989	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,149.23 is underdisclosed from calculated Finance Charge of $182,099.23 in the amount of $950.00. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,149.23 is underdisclosed from calculated Finance Charge of $182,099.23 in the amount of $950.00.
										COMMENT: 2022/XX/15: Review of Itemization of Amount Financed reflected the following prepaid finance charge fees not included by lender ($325.00 Application Fee + $300.00 Commitment Fee + $5.00 Courier Fee), resulting in the under disclosure of total finance charges.	B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843200099	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	3/XX/2008	Purchase	Primary	XXX	$XXX
843200988	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,495,235.55 is underdisclosed from calculated Finance Charge of $1,495,454.30 in the amount of $218.75. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,495,235.55 is underdisclosed from calculated Finance Charge of $1,495,454.30 in the amount of $218.75.
										COMMENT: 2022/XX/18: Under disclosure due to lender HUD reflects prepaid finance charge of $3718.75 and Itemization reflects $3500.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2008	Purchase	Primary	XXX	$XXX
843200987	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2008	Refinance	Primary	XXX	$XXX
843200017	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843200986	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2008	Purchase	Primary	XXX	$XXX
843200020	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,850.96 is underdisclosed from calculated Finance Charge of $309,163.61 in the amount of $312.65. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,850.96 is underdisclosed from calculated Finance Charge of $309,163.61 in the amount of $312.65.
										COMMENT: 2022/XX/18: Under disclosure is due to the lender’s TIL reflecting MI being in force for 106 months, however based on the loan amount and appraised value the MI would be in force for 108 months.	B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2008	Purchase	Primary	XXX	$XXX
843200985	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843200984	XXX	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2008	Refinance	Primary	XXX	$XXX
843200983	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $583,793.01 is underdisclosed from calculated Finance Charge of $584,113.06 in the amount of $320.05. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $583,793.01 is underdisclosed from calculated Finance Charge of $584,113.06 in the amount of $320.05.
										COMMENT: 2022/XX/18: TIL Itemization did not disclose a $325 application fee as a prepaid finance charge	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2008	Purchase	Primary	XXX	$XXX
843200982	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	XXXX	3/XX/2009	Purchase	Primary	XXX	$XXX
843200981	XXX	XXX	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2012	Purchase	Primary	XXX	$XXX
843200980	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2013	Refinance	Primary	XXX	$XXX
843200138	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2014	Purchase	Primary	XXX	$XXX
843200829	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2002	Refinance	Primary	XXX	$XXX
843200828	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	11/XX/2004	Purchase	UTD	XXX	$XXX
843201720	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty: Maximum penalty allowed per state is 3%, 2%, 1% [in Years 1-3]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 5.00000%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843201719	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843200174	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Second Home	XXX	$XXX
843201718	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843200824	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Primary	XXX	$XXX
843200823	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Refinance	Primary	XXX	$XXX
843200246	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200822	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2012	Refinance	Primary	XXX	$XXX
843200821	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/25: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2006	Refinance	Primary	XXX	$XXX
843200820	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843200819	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 240 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843200323	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2005	Refinance	Primary	XXX	$XXX
843200031	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Investment	XXX	$XXX
843200197	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/21: Appraisal not provided.	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200243	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200818	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $417,543.31 is underdisclosed from calculated Finance Charge of $417,908.56 in the amount of $365.25. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $417,543.31 is underdisclosed from calculated Finance Charge of $417,908.56 in the amount of $365.25.
										COMMENT: 2022/XX/19: TIL Itemization disclosed prepaid finance charges in the amount of $5,725.25 and the Final HUD reflects $6,086.73.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2001	Purchase	Primary	XXX	$XXX
843200012	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2002	Refinance	Investment	XXX	$XXX
843200817	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200816	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/25: Appraisal not provided	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200815	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2003	Purchase	Investment	XXX	$XXX
843200814	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,234.87 is underdisclosed from calculated Finance Charge of $333,266.61 in the amount of $16,031.74. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,234.87 is underdisclosed from calculated Finance Charge of $333,266.61 in the amount of $16,031.74.
										COMMENT: 2022/XX/20: Approval indicate the Index used was 2.52%. The closest Index available in our look-back period is 2.7%.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843200027	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/1994	Refinance	Primary	XXX	$XXX
843200813	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Primary	XXX	$XXX
843200812	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,876.59 is underdisclosed from calculated Finance Charge of $175,560.04 in the amount of $1,683.45. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,876.59 is underdisclosed from calculated Finance Charge of $175,560.04 in the amount of $1,683.45.
										COMMENT: 2022/XX/20: Under disclosure is due to the lender utilizing an index value of 1.880% per the Approval, however the lowest index value available in the lookback period is 1.910%.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2004	Refinance	Primary	XXX	$XXX
843200811	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,446.32 is underdisclosed from calculated Finance Charge of $236,582.41 in the amount of $7,136.09. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,446.32 is underdisclosed from calculated Finance Charge of $236,582.41 in the amount of $7,136.09.
										COMMENT: 2022/XX/20: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however the lowest index value available in the lookback period is 2.39%.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843200144	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,083,941.75 is underdisclosed from calculated Finance Charge of $1,094,091.63 in the amount of $10,149.88. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,083,941.75 is underdisclosed from calculated Finance Charge of $1,094,091.63 in the amount of $10,149.88.
										COMMENT: 2022/XX/20: Approval indicate the Index used was 4.65%. The lowest Index available within the look-back period is 4.69%.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200810	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Investment	XXX	$XXX
843200181	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2007	Refinance	Primary	XXX	$XXX
843200109	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,289.17 is underdisclosed from calculated Finance Charge of $382,428.58 in the amount of $139.41. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,289.17 is underdisclosed from calculated Finance Charge of $382,428.58 in the amount of $139.41.
										COMMENT: 2022/XX/20: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $6,521.53 however, Final HUD reflects $6,657.53 in prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2008	Refinance	Primary	XXX	$XXX
843200809	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002. - EV2	*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
										COMMENT: 2022/XX/20: The Borrower did not sign the Right to Cancel.	B	B	No	Yes	HELOC Agreement	XXXX	3/XX/2002	Refinance	Primary	XXX	$XXX
843200808	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200265	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843200807	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2003	Refinance	Primary	XXX	$XXX
843200065	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843200806	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,853.40 is underdisclosed from calculated Finance Charge of $175,524.63 in the amount of $671.23. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,853.40 is underdisclosed from calculated Finance Charge of $175,524.63 in the amount of $671.23.
										COMMENT: 2022/XX/21: Disclosed payment on note does not correspond with the loan amount, loan term and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843200026	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843200838	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2013	Refinance	Primary	XXX	$XXX
843200839	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2012	Refinance	Primary	XXX	$XXX
843200432	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2010	Refinance	Primary	XXX	$XXX
843200840	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2011	Refinance	Primary	XXX	$XXX
843200841	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2010	Refinance	Primary	XXX	$XXX
843200340	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2011	Refinance	Primary	XXX	$XXX
843200850	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2002	Refinance	Primary	XXX	$XXX
843200143	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	12/XX/2004	Refinance	Investment	XXX	$XXX
843200842	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2009	Refinance	Primary	XXX	$XXX
843200377	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2013	Refinance	Primary	XXX	$XXX
843200258	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843200836	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200557	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,558.52 is underdisclosed from calculated Finance Charge of $171,218.53 in the amount of $3,660.01. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of .00000% is underdisclosed from calculated APR of 3.93180% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,558.52 is underdisclosed from calculated Finance Charge of $171,218.53 in the amount of $3,660.01.
										COMMENT: 2021/XX/16: Closing instructions indicate the Index used was 1.381%. The closest Index available in our look-back period is 1.52167%.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843200587	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	4/XX/2000	Purchase	UTD	XXX	$XXX
843200843	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	11/XX/2008	Purchase	Second Home	XXX	$XXX
843200852	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	4/XX/1992	UTD	UTD	XXX	$XXX
843200847	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843200848	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200835	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843200844	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2008	Purchase	Primary	XXX	$XXX
843200846	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843200845	XXX	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200849	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2002	Purchase	Primary	XXX	$XXX
843200070	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843200851	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	No	Yes	Final HUD1	XXXX	8/XX/1999	Purchase	Primary	XXX	$XXX
843200832	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) Credit Exception: COMMENT: 2020/XX/26: Loan was approved with a PIW per AUS. PIW not located in file *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2020/XX/24: The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.	2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/03/XX/2018) - EV2	*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/03/XX/2018)
										COMMENT: 2020/XX/24: Not provided.	B	B	Yes	No		XXXX	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200837	XXX	XXX	XXX	3	3	*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
										COMMENT: 2020/XX/23: Loan is a Refi Plus loan with stated assets.	B	B	Yes	No		XXXX	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200833	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/27: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2020 declared end date.	2	*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,245.58 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.95 exceeds tolerance of $72.00. Insufficient or no cure was provided to the borrower. (7520) - EV2	*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,245.58 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017)
COMMENT: 2021/XX/27: The tax amount considered by the lender could not be verified in the file. Diligence considered the purchase price x 1.16342% /12, as well 1.25% and the manual calculation seen in the file. None of these calculations support what was used. The amount of total property costs over 1 year should have reflected $4282.48, and the monthly total on page one should reflect $523.54.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $79.95 exceeds tolerance of $72.00.  Insufficient or no cure was provided to the borrower. (7520)
										COMMENT: 2021/XX/27: Fee was last disclosed as $72.00 on the LE, but was disclosed as $79.95 on the final CD. No valid COC was provided, nor evidence of cure at closing.	B	B	Yes	No		XXXX	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200834	XXX	XXX	XXX	3	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015 - EV3

*** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2017 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) REO Documents are missing.: Address: - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015 - EV3	*** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2017 COMMENT: 2021/XX/09: Appraiser commented information not provided. *** (OPEN) Missing Document: AUS not provided COMMENT: 2021/XX/08: Missing AUS finding, the 1008 shows LP was used to approve the loan *** (OPEN) REO Documents are missing.: Address: COMMENT: 2021/XX/12: Missing mortgage statement for additional REO that appear on the credit report from XXX for $1877. The 1003 was not provided	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,630.02 on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2017) - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/09: Missing Initial Loan Application

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017)
COMMENT: 2021/XX/12: Missing documents to verify the $45 monthly payment that appear on the CD as a flood escrow. Property is not in a Flood Zone

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2017)
										COMMENT: 2021/XX/09: Missing initial CD, the only CD provided is dated 2/XX/2017	B	B	Yes	No		XXXX	2/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200353	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2019) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $97.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2019)
COMMENT: 2021/XX/28: There's no evidence of an Initial CD, based on date within Compliance Report.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2021/XX/28: There's no evidence of an Initial CD in the loan file based on the Compliance Report. No COC in the file for change of terms. Changes made at least (3) business days prior to close.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $97.00 exceeds tolerance of $50.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
										COMMENT: 2021/XX/30: There's a Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $97.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. No evidence of a COC for the change in credit report fee.	B	B	Yes	No		XXXX	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200831	XXX	XXX	XXX	3	1			1			A	A	Yes	No		XXXX	2/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200761	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843200032	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

									*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2012	Purchase	Primary	XXX	$XXX
843200758	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843200757	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2009	Refinance	Primary	XXX	$XXX
843200170	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2022/XX/02: Preliminary and final title missing, no evidence of affidavit title in file *** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2022/XX/02: No documentation of rate lock	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843202231	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/1999	Refinance	Primary	XXX	$XXX
843200751	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	No	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843200760	XXX	XXX	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review. Please provide a copy of the origination credit report.	D	D		No		XXXX				XXX	$XXX
843200203	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) Purchase contract date not provided. - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3

*** (OPEN) Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2018 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2017 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2005 - EV3

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 326.00 - EV2

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 376.00 - EV2	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX, Borrower: XXX
COMMENT: 2022/XX/02: Less than 2 months verified for asset accounts.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/02: No AUS in file

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX
COMMENT: 2022/XX/02: Less than 2 months statements provided. Missing guidelines to verify actual requirement.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Construction-Permanent, - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10584002) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Closing Disclosures in the Loan File: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/05: The loan is failing SHQM due to missing complete two year employment history for borrowers.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Second Home, Purpose: Construction-Permanent,
COMMENT: 2022/XX/03: Missing guidelines in order to determine ability to repay.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10584002)
COMMENT: 2022/XX/03: Less than 2 year employment history verified.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
COMMENT: 2022/XX/03: Missing evidence of borrower's receipt of appraisal.

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
COMMENT: 2022/XX/03: Initial escrow account statement was not provided to the borrower within 45 calendar days

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Closing Disclosures in the Loan File: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.
COMMENT: 2022/XX/03: Closing Disclosure not provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.
COMMENT: 2022/XX/03: Missing Loan Estimates.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
										COMMENT: 2022/XX/03: Missing Loan Estimates.	C	C	No	No		XXXX	4/XX/2018	Construction-Permanent	Second Home	XXX	$XXX		Safe Harbor QM	ATR Risk
843200759	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) AUS Findings: Loan amount discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/02: Two most recent account statements from XXX checking, most recent retirement statement, and a Gift Letter supporting the $46,250 gift of equity are missing. *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/02: Debt ratio per AUS in file. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/02: AUS required YTD paystub and prior year W2(2015) are missing.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX/Wages) - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,208.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Examination Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7392) - EV2	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/02: Required YTD paystub and prior year W2(2015) and asset verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/02: An origination credit report is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/02: Prior year W2(2015) are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2022/XX/02: Required YTD paystub and prior year W2(2015) and asset verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/02: Required YTD paystub and prior year W2(2015) are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/02: Required YTD paystub and prior year W2(2015) and asset verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX/Wages)
COMMENT: 2022/XX/02: AUS required YTD paystub and prior year W2(2015) are missing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/02: No evidence of receipt in file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/02: No evidence of receipt in file.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2022/XX/02: Initial CD provided  3/XX/17.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2017)
COMMENT: 2022/XX/02: No evidence of early receipt was in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,208.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/02: No evidence of cure or valid COC provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Examination Fee.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7392)
										COMMENT: 2022/XX/02: No evidence of cure or valid COC provided.	C	C	Yes	No		XXXX	3/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	ATR Fail
843200756	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2

									*** (OPEN) RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2		B	B	Yes	No		XXXX	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200755	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, AR - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/03: Unable to determine all required conditions due to missing guidelines or an AUS.

*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
COMMENT: 2022/XX/03: Hazard Policy lists XXXX as ISAOA but Note reflects Lender as XXXX

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2022/XX/02: Credit Report Missing from loan file - Provided with a Credit Report Comparison - Other Credit Reports in file are dated 11/XX/2020 this loan closed in 2019

*** (OPEN) REO Documents are missing.: Address: XXX, AR
COMMENT: 2022/XX/03: Missing Mortgage Statement, Tax Cert and Insurance for XXXX in loan file	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,159.00 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2019) - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/03: An origination credit report is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt Consolidation
COMMENT: 2022/XX/03: An Approval and/or Guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
COMMENT: 2022/XX/03: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/03: Creditor did not provide FACTA Credit Score Disclosure.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/03: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,159.00 may be required.
COMMENT: 2022/XX/03: Loan estimates are missing from loan file

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/03: Borrower was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2019)
										COMMENT: 2022/XX/03: Initial closing disclosure dated 09/XX/2019 was signed by the borrower, but no date was indicated	C	C	Yes	No		XXXX	10/XX/2019	Refinance	Primary	XXX	$XXX		UTD	ATR Risk
843200754	XXX	XXX	XXX	3	3	*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NJ - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) Valuation Error: Comparable(s) photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2016 - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed. - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
COMMENT: 2022/XX/03: No evidence in file reflecting the borrower acknowledged receiving the appraisal.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/03: No evidence in file reflecting the borrower acknowledged receiving the appraisal.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
										COMMENT: 2022/XX/03: No evidence in file reflecting the borrower acknowledged receiving the FACTA Credit Score Disclosure.	B	B	No	No		XXXX	7/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
843200753	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, NJ, Address: XXX, NJ, Address: XXX, NJ, Address: XXX, FL, Address: XXX, FL - EV3

*** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien. - EV3	*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2022/XX/02: AUS required cash to close was not verified with most recent two months checking and savings bank statements and most recent retirement account.

*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2022/XX/02: AUS required assets for reserves were not verified with most recent two months checking and savings bank statements and most recent retirement account.

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/02: Unable to accurately determine DTI due to missing income documentation (rental income/loss)

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2022/XX/02: AUS required cash to close was not verified with most recent two months checking and savings bank statements and most recent retirement account.

*** (OPEN) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/02: An origination credit report is missing.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/02: A copy of the origination credit report is missing.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/02: AUS required cash to close was not verified with most recent two months checking and savings bank statements and most recent retirement account.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/02: Missing income documentation; Paystubs, VVOE, W-2's, signed and dated tax returns.

*** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV.  The file is missing evidence of a second lien.
COMMENT: 2022/XX/02: The AUS used a value of $XXX. The 1008 used a value of $XXX	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed. - EV2		B	B	No	No		XXXX	10/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
843200752	XXX	XXX	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/29: The file is missing one or more of the core documents required for a review. Please provide a copy of an origination credit report.	D	D		No		XXXX				XXX	$XXX
843201714	XXX	XXX	XXX	2	*** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, FL COMMENT: 2020/XX/08: Lease Agreement or Schedule is not provided, unable to verify rental income.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
										COMMENT: 2020/XX/08: Evidence of the Borrower's receipt of the Appraisal is not provided.	B	B	No	No		XXXX	12/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
843201713	XXX	XXX	XXX	2	2	*** (OPEN) RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $11,118.52 exceeds tolerance of $5,559.00. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2020/XX/08: Disclosure not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $11,118.52 exceeds tolerance of $5,559.00.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2020/XX/08: Transfer Tax fees reflected on the Final Closing Disclosure total $11,118.52, a portion of which is paid by the Seller, the Loan Estimate disclosed $5559.	B	B	Yes	No		XXXX	6/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200035	XXX	XXX	XXX	2	2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,747.00 exceeds tolerance of $2,917.00 plus 10% or $3,208.70. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2018)
COMMENT: 2020/XX/13: Missing evidence of timely delivery.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)
COMMENT: 2020/XX/13: No evidence of earlier delivery.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,747.00 exceeds tolerance of $2,917.00 plus 10% or $3,208.70.  Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2020/XX/13: Cure required is $583.30 cure provided was $470.35 remaining cure required is $67.95.	B	B	Yes	No		XXXX	9/XX/2018	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
843200803	XXX	XXX	XXX	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2015 - EV3	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Home Improvement - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-600.00. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7535) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/11: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Home Improvement
COMMENT: 2021/XX/11: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/11: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-600.00. (9300)
COMMENT: 2021/XX/22: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-600.00.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7535)
COMMENT: 2021/XX/11: No Change of Circumstance or cure was provided to the borrower(s) for tolerance overages.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/11: Change of Circumstance provided, however unable to reset baseline due to Closing Date printed on the CD is more than 7 business days from the issue date of the CD.	C	C	Yes	No		XXXX	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
843200801	XXX	XXX	XXX	2	*** (OPEN) FHA Minimum Required Investment was not met. Borrower's MRI is below minimum required. - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $663.18 exceeds tolerance of $135.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $663.18 exceeds tolerance of $135.00. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/23: No Valid COC or Cure provided	B	B	Yes	No		XXXX	9/XX/2016	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
843200051	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		D	D	Yes	Yes	Estimated HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200797	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Loan Program Info Disclosure is missing: Disclosure: Loan Program Info Disclosure - EV2

*** (OPEN) Missing Document: TIL Initial not provided - EV2

									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843200796	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2002	Refinance	Primary	XXX	$XXX
843201068	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2000	Purchase	Primary	XXX	$XXX
843201723	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,049.59 is underdisclosed from calculated Finance Charge of $63,175.57 in the amount of $125.98. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,049.59 is underdisclosed from calculated Finance Charge of $63,175.57 in the amount of $125.98.
										COMMENT: 2020/XX/21: Unable to resolve under disclosure due to missing TIL itemization	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2012	Refinance	Primary	XXX	$XXX
843201722	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/20: Incomplete Loan File. No compliance documents in the loan file.	D	D		No	Missing	XXXX		UTD	UTD	XXX	$XXX
843200825	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Investment	XXX	$XXX
843200053	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/23: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200252	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

									*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2013	Refinance	Primary	XXX	$XXX
843200198	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	2/XX/2008	Purchase	Primary	XXX	$XXX
843201721	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,583.38 is underdisclosed from calculated Finance Charge of $214,658.38 in the amount of $75.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,583.38 is underdisclosed from calculated Finance Charge of $214,658.38 in the amount of $75.00.
										COMMENT: 2020/XX/29: TIL Itemization did not disclose the closing fee of $150, the wire fee of $20 or the courier fee of $30 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843200266	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2012	Purchase	Primary	XXX	$XXX
843201717	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	1/XX/2009	Purchase	Primary	XXX	$XXX
843201716	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2008	Purchase	Primary	XXX	$XXX
843201715	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,198.85 is underdisclosed from calculated Finance Charge of $209,687.69 in the amount of $2,488.84. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,198.85 is underdisclosed from calculated Finance Charge of $209,687.69 in the amount of $2,488.84.
										COMMENT: 2020/XX/23: Unable to determine reason for under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	XXXX	12/XX/2010	Purchase	Primary	XXX	$XXX
843200241	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/19: Incomplete Loan File. Security in the file, unable to run compliance.	D	D		No	Missing	XXXX	11/XX/2001	UTD	UTD	XXX	$XXX
843201712	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/19: Incomplete Loan File. Security in the file, unable to run compliance.	D	D		No	Missing	XXXX	3/XX/1999	UTD	UTD	XXX	$XXX
843200496	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2001	Refinance	Primary	XXX	$XXX
843201711	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843201710	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,463.60 is underdisclosed from calculated Finance Charge of $194,408.14 in the amount of $3,944.54. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,463.60 is underdisclosed from calculated Finance Charge of $194,408.14 in the amount of $3,944.54.
										COMMENT: 2020/XX/04: Approval indicates the Index used was 3.06%. The lowest Index available within the look-back period is 3.14%.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2006	Refinance	Primary	XXX	$XXX
843201709	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2003	Refinance	Primary	XXX	$XXX
843201701	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Primary	XXX	$XXX
843200805	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	XXXX	2/XX/2002	Refinance	Primary	XXX	$XXX
843201031	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/14: File does not contain either Preliminary or Final Title.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,899.29 is underdisclosed from calculated Finance Charge of $423,835.79 in the amount of $10,936.50. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,899.29 is underdisclosed from calculated Finance Charge of $423,835.79 in the amount of $10,936.50.
										COMMENT: 2019/XX/14: The index used by the lender is 1.677% per final TIL, the index available in the look back is 1.7733%.	B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2004	Refinance	Primary	XXX	$XXX
843200000	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2007	Purchase	Investment	XXX	$XXX
843200804	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	XXXX	11/XX/1998	UTD	Investment	XXX	$XXX
843200005	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	4/XX/2009	Purchase	Primary	XXX	$XXX
843200802	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,915.50 is underdisclosed from calculated Finance Charge of $127,102.72 in the amount of $187.22. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,915.50 is underdisclosed from calculated Finance Charge of $127,102.72 in the amount of $187.22.
										COMMENT: 2021/XX/11: Under disclosed due to Lender fee of $195 was not included in the itemization of amount financed	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2008	Refinance	Primary	XXX	$XXX
843200800	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (CLEARED) Missing Final HUD-1 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/28: Incomplete Loan File. No compliance documents in the loan file.	D	D		Yes	Final HUD1	XXXX		Purchase	Primary	XXX	$XXX
843200799	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/28: Incomplete Loan File. No compliance documents in the loan file.	D	D		No	Missing	XXXX		UTD	UTD	XXX	$XXX
843201030	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843201029	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843201028	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Primary	XXX	$XXX
843201027	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2008	Purchase	Primary	XXX	$XXX
843200218	XXX	XXX	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2005	Refinance	Primary	XXX	$XXX
843200798	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,206.54 is underdisclosed from calculated Finance Charge of $204,683.48 in the amount of $2,476.94. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,206.54 is underdisclosed from calculated Finance Charge of $204,683.48 in the amount of $2,476.94.
										COMMENT: 2020/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201026	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.73393% or Final Disclosure APR of 11.66000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,970.42 is underdisclosed from calculated Finance Charge of $35,147.28 in the amount of $176.86. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,970.42 is underdisclosed from calculated Finance Charge of $35,147.28 in the amount of $176.86.
										COMMENT: 2021/XX/26: Under disclosure is fee related. Unable to verify the reason for the Under disclosure due to missing Itemization.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2010	Refinance	Primary	XXX	$XXX
843200785	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843200530	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		D	D	No	Yes	Estimated HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843200351	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2022/XX/04: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,323.03 is underdisclosed from calculated Finance Charge of $155,127.76 in the amount of $804.73. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,323.03 is underdisclosed from calculated Finance Charge of $155,127.76 in the amount of $804.73.
										COMMENT: 2022/XX/04: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2013	Purchase	Primary	XXX	$XXX
843200788	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2008	Refinance	Primary	XXX	$XXX
843200787	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843200039	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843200790	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test – (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2004	UTD	UTD	XXX	$XXX
843200791	XXX	XXX	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2021/XX/22: File does not contain either Preliminary or Final Title.	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test – (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2004	UTD	UTD	XXX	$XXX
843200137	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
										COMMENT: 2021/XX/23: Applicate page 1 reflects Property will be Investment. The Declarations page 3 is marked Yes for Do you intend to occupy as your primary residence.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Investment	XXX	$XXX
843200789	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843200231	XXX	XXX	XXX	2	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/29: File does not contain either Preliminary or Final Title	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/27: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2018/XX/27: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843200722	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $845,349.59 is underdisclosed from calculated Finance Charge of $845,930.88 in the amount of $581.29. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.12500% contracts for a prepay term of 60 months, which exceeds max allowable. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $845,349.59 is underdisclosed from calculated Finance Charge of $845,930.88 in the amount of $581.29.
										COMMENT: 2022/XX/15: The itemization of amount financed did not include the assignment recording fee of $95, email fee of $250, escrow service fee of $25 and subordination recording fee of $105 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200719	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	No	Final HUD1	XXXX	6/XX/2004	Refinance	Investment	XXX	$XXX
843200718	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2022/XX/15: Page 2 is not a clear copy.	D	D	Yes	Yes	Illegible HUD1	XXXX	4/XX/2004	Purchase	Primary	XXX	$XXX
843200378	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2003	Refinance	Investment	XXX	$XXX
843200717	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2003	Purchase	Primary	XXX	$XXX
843200716	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200713	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200220	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	6/XX/2001	Refinance	Primary	XXX	$XXX
843200704	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843200702	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843200442	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2003	Refinance	Primary	XXX	$XXX
843200693	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843200691	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2003	Purchase	Second Home	XXX	$XXX
843200690	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843200689	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,096.56 is underdisclosed from calculated Finance Charge of $76,177.70 in the amount of $81.14. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,096.56 is underdisclosed from calculated Finance Charge of $76,177.70 in the amount of $81.14.
										COMMENT: 2022/XX/15: TIL Itemization did not disclose the $75 Title Processing Fee in the Prepaid Finance Charges.	B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843200687	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/02: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200444	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2004	Refinance	Investment	XXX	$XXX
843200679	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200443	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	XXXX	7/XX/2004	Purchase	Second Home	XXX	$XXX
843200669	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	11/XX/2004	Refinance	UTD	XXX	$XXX
843200107	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	Primary	XXX	$XXX
843200662	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2003	Purchase	Primary	XXX	$XXX
843200659	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	XXXX	2/XX/2004	Refinance	Primary	XXX	$XXX
843200658	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Purchase	Primary	XXX	$XXX
843200321	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200038	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2003	Refinance	Primary	XXX	$XXX
843200189	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2004	UTD	UTD	XXX	$XXX
843200646	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200645	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200640	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	Estimated HUD1	XXXX	2/XX/2004	Refinance	Investment	XXX	$XXX
843200637	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Investment	XXX	$XXX
843200636	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2004	Refinance	Primary	XXX	$XXX
843200629	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2002	Refinance	Primary	XXX	$XXX
843200200	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843200710	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Credit Payoff Statement(s) not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Credit Exception:
COMMENT: 2022/XX/20: File is missing a fully executed close out letter for the Heloc paid at closing.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/16: Provide a post-disaster inspection verifying there was no damage 09/XX/2021.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2022/XX/16: File is missing the required AUS with all pages.

*** (OPEN) Missing Document: Credit Payoff Statement(s) not provided
COMMENT: 2022/XX/20: File is missing the first mortgage payoff.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2018) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $47.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $6.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7355) - EV2	*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/16: AUS missing with all pages or lender guides.

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/16: Unable to determine Initial Loan Application date - application not signed or dated by Borrower or Loan Originator.

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/16: Unable to determine Initial Loan Application date - application not signed or dated by Borrower or Loan Originator.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
COMMENT: 2022/XX/16: HO Counseling List is not dated

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2018)
COMMENT: 2022/XX/16: No evidence of earlier receipt provided.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2018)
COMMENT: 2022/XX/16: Unable to determine Initial Loan Application date - application not signed or dated by Borrower or Loan Originator.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $47.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/16: No evidence of cure provided. Not disclosed on initial LE dated 03/XX/2018.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $6.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2022/XX/16: No evidence of cure provided. Not disclosed on initial LE dated 03/XX/2018.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7355)
										COMMENT: 2022/XX/16: No evidence of cure provided. Not disclosed on initial LE dated 03/XX/2018.	C	C	Yes	No		XXXX	4/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
843200695	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/16: File is missing approval and investor guidelines.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.19020% or Final Disclosure APR of 7.18800% is in excess of allowable threshold of APOR 4.85% + 1.5%, or 6.35000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,028.00 exceeds tolerance of $2,650.00 plus 10% or $2,915.00.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77176) - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/16: The loan is missing an approval as well as investor guidelines and is water falling to ATR standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXXX%, LTV/CLTV: XXXX%/XXXX%, Credit Score: XXXX, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/16: The loan is missing an approval as well as investor guidelines and is water falling to ATR standard documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)
COMMENT: 2022/XX/16: Finance charges were imder disclosed in the amount of $125.00. An itemization of any Lender paid fees was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2019)
COMMENT: 2022/XX/16: Final closing disclosure in file signed by the borrower on 02/16.2019.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,028.00 exceeds tolerance of $2,650.00 plus 10% or $2,915.00.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/16: No evidence of cure provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
COMMENT: 2022/XX/16: No evidence of cure provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $325.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77176)
										COMMENT: 2022/XX/16: No evidence of cure provided in file.	C	C	Yes	No		XXXX	2/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
843200720	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843200684	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843201025	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2006	Purchase	Primary	XXX	$XXX
843200385	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2003	Refinance	Primary	XXX	$XXX
843200392	XXX	XXX	XXX	2	2	*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2010	Refinance	Primary	XXX	$XXX
843200721	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2013	Refinance	Investment	XXX	$XXX
843200668	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,019.93 is underdisclosed from calculated Finance Charge of $237,189.93 in the amount of $170.00. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,019.93 is underdisclosed from calculated Finance Charge of $237,189.93 in the amount of $170.00.
										COMMENT: 2018/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	No	Yes	Final HUD1	XXXX	3/XX/2002	Purchase	Investment	XXX	$XXX
843200706	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	10/XX/2003	Refinance	Primary	XXX	$XXX
843200597	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200316	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	XXXX	11/XX/1992	Refinance	Primary	XXX	$XXX
843200196	XXX	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	XXXX	3/XX/2008	Purchase	Primary	XXX	$XXX
843200546	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2007	Purchase	Primary	XXX	$XXX
843200649	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	7/XX/2006	Refinance	Primary	XXX	$XXX
843200651	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $503,016.60 is underdisclosed from calculated Finance Charge of $503,843.62 in the amount of $827.02. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $503,016.60 is underdisclosed from calculated Finance Charge of $503,843.62 in the amount of $827.02.
										COMMENT: 2019/XX/24: Unable to determine reason for under disclosure. Appears to be payment stream related. The closest Index available in our look-back period is 4.1425%.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200650	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843200709	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,094.56 is underdisclosed from calculated Finance Charge of $79,502.40 in the amount of $407.84. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,094.56 is underdisclosed from calculated Finance Charge of $79,502.40 in the amount of $407.84.
										COMMENT: 2019/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2001	Refinance	Primary	XXX	$XXX
843200675	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,797.25 is underdisclosed from calculated Finance Charge of $195,846.17 in the amount of $48.92. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,797.25 is underdisclosed from calculated Finance Charge of $195,846.17 in the amount of $48.92.
										COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing itemization of amount financed	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2012	Refinance	Primary	XXX	$XXX
843200694	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2012	Purchase	Primary	XXX	$XXX
843200708	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2011	Refinance	Primary	XXX	$XXX
843200642	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2009	Refinance	Primary	XXX	$XXX
843200279	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200707	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,298.51 is underdisclosed from calculated Finance Charge of $314,257.48 in the amount of $1,958.97. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,298.51 is underdisclosed from calculated Finance Charge of $314,257.48 in the amount of $1,958.97.
										COMMENT: 2019/XX/27: Under disclosure is due to the incorrect payment streams disclosed on the final TIL. The monthly MI premium is not accurately disclosed.	B	B	No	Yes	Final HUD1	XXXX	1/XX/2008	Purchase	Primary	XXX	$XXX
843200676	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2007	Purchase	Primary	XXX	$XXX
843200641	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843200667	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,502.26 is underdisclosed from calculated Finance Charge of $373,995.63 in the amount of $2,493.37. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,502.26 is underdisclosed from calculated Finance Charge of $373,995.63 in the amount of $2,493.37.
										COMMENT: 2019/XX/22: Unable to determine the fee under disclosure due to missing the itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2006	Purchase	Primary	XXX	$XXX
843200491	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843200652	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2005	Refinance	Primary	XXX	$XXX
843200656	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,723.57 is underdisclosed from calculated Finance Charge of $217,774.83 in the amount of $51.26. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,723.57 is underdisclosed from calculated Finance Charge of $217,774.83 in the amount of $51.26.
										COMMENT: 2021/XX/17: Itemization of Amount Financed does not disclose the $62.12 Tax Cert Fee.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843200628	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843200244	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2014) - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2	*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2019/XX/03: Notice of Special Flood Hazard disclosure is dated 12/XX/14.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
										COMMENT: 2019/XX/03: The list of Homeownership Counseling Disclosure is dated 11/XX/14.	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2014	Refinance	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
843200677	XXX	XXX	XXX	1	1			1			A	A	No	Yes	Final HUD1	XXXX	2/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
843200653	XXX	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2	*** (WAIVED) Credit Exception: COMMENT: 2019/XX/10: The lender granted an exception on the above loan for the borrower to provide the corporate tax transcripts. The exception indicates the transcripts should match the returns. There were not compensating factors listed.	1			A	A	No	No		XXXX	3/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
843200678	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,257.88 is underdisclosed from calculated Finance Charge of $96,368.13 in the amount of $110.25. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,257.88 is underdisclosed from calculated Finance Charge of $96,368.13 in the amount of $110.25.
										COMMENT: 2022/XX/15: TIL itemization did not disclose a courier fee of $45, a tax cert fee of $28.25 or $50 of the $200 settlement fee as prepaid finance charges. In addition, the TIL itemization over disclosed the prepaid interest by $13.	C	C	Yes	Yes	Final HUD1	XXXX	12/XX/2003	Refinance	Primary	XXX	$XXX
843200376	XXX	XXX	XXX	1	1			1			A	A	Yes	No		XXXX	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200762	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
										COMMENT: 2022/XX/14: Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	B	B	No	No		XXXX	12/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
843200763	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2017) - EV2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2017)
										COMMENT: 2021/XX/21: Verification appraisal was delivered to borrower was not provided.	B	B	Yes	No		XXXX	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200764	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,760.00 on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1806258) - EV2	*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,760.00 on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017)
COMMENT: 2022/XX/05: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $1,760.00 on page 4; however the annual taxes ($5,790.60) and Hazard Insurance  ($516.00)  are $6,306.60 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1806258)
										COMMENT: 2022/XX/05: The escrow payment for stream 1 does match the actual payment for the loan	B	B	Yes	No		XXXX	4/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200155	XXX	XXX	XXX	1	1			1			A	A	Yes	No		XXXX	2/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200765	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	No	No		XXXX	1/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
843200368	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2014 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $875.00 exceeds tolerance of $390.00 plus 10% or $429.00.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $80.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $875.00 exceeds tolerance of $390.00 plus 10% or $429.00. Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/20: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
										COMMENT: 2021/XX/20: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.	B	B	Yes	No		XXXX	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200531	XXX	XXX	XXX	1	1			1			A	A	Yes	No		XXXX	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200766	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2		B	B	Yes	No		XXXX	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200767	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $477.00 exceeds tolerance of $1.00. Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77153) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $477.00 exceeds tolerance of $1.00. Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/22: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77153)
										COMMENT: 2021/XX/22: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.	B	B	Yes	No		XXXX	7/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200768	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,711.00 exceeds tolerance of $1,924.00 plus 10% or $2,116.40. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
COMMENT: 2021/XX/22: Unable to locate verification of the date received.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,711.00 exceeds tolerance of $1,924.00 plus 10% or $2,116.40.  Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2021/XX/23: Missing valid COC and there is no evidence of a cure provided.	B	B	Yes	No		XXXX	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200769	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/04: Credit report is more than 4 months old and not allowable per AUS	1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200770	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $33.00 exceeds tolerance of $24.00. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $33.00 exceeds tolerance of $24.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
										COMMENT: 2021/XX/17: A cure for $9.04 was provided by the lender on the final Closing Disclosure, to cover the increase in the credit report fee.	A	A	Yes	No		XXXX	11/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200772	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2013	Purchase	Primary	XXX	$XXX
843200773	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2012	Refinance	Primary	XXX	$XXX
843200777	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2008	Purchase	Primary	XXX	$XXX
843200776	XXX	XXX	XXX	2	2	*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2009	Refinance	Primary	XXX	$XXX
843200778	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,144.03 is underdisclosed from calculated Finance Charge of $214,581.89 in the amount of $437.86. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,144.03 is underdisclosed from calculated Finance Charge of $214,581.89 in the amount of $437.86.
										COMMENT: 2022/XX/20: TIL Itemization of Amount Financed did not include the Application fee of $395 and the Closing Protection Letter fee of $35 as prepaid finance charges.	B	B	No	Yes	Final HUD1	XXXX	4/XX/2008	Purchase	Primary	XXX	$XXX
843200779	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Refinance	Primary	XXX	$XXX
843200780	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2007	Purchase	Second Home	XXX	$XXX
843200784	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Purchase	Primary	XXX	$XXX
843200775	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	12/XX/2011	Refinance	Primary	XXX	$XXX
843200781	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,768.00 is underdisclosed from calculated Finance Charge of $428,883.85 in the amount of $115.85. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,768.00 is underdisclosed from calculated Finance Charge of $428,883.85 in the amount of $115.85.
										COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed	B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843200418	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2010	Refinance	Primary	XXX	$XXX
843200219	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,894.98 is underdisclosed from calculated Finance Charge of $260,347.37 in the amount of $1,452.39. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,894.98 is underdisclosed from calculated Finance Charge of $260,347.37 in the amount of $1,452.39.
										COMMENT: 2020/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2004	Purchase	Primary	XXX	$XXX
843200774	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2012	Purchase	Primary	XXX	$XXX
843200472	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200782	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Primary	XXX	$XXX
843200771	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2013	Refinance	Primary	XXX	$XXX
843200783	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2004	Refinance	Primary	XXX	$XXX
843202369	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/08: Appraisal not provided	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.04640% or Final Disclosure APR of 5.11000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 5.04640% or Final Disclosure APR of 5.11000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Arbitration Disclosure Missing): Maryland Mortgage Lending Regulations:  Mandatory Arbitration Disclosure not provided to borrower. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2022/XX/07: The loan file contains the following third-party documentation:  1) income/asset verification (tax returns) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.04640% or Final Disclosure APR of 5.11000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2022/XX/07: The loan file contains the following third-party documentation:  1) income/asset verification (tax returns) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
COMMENT: 2022/XX/07: The loan file contains the following third-party documentation:  1) income/asset verification (tax returns) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 5.04640% or Final Disclosure APR of 5.11000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%.  Non-Compliant Higher Priced Loan.
										COMMENT: 2022/XX/07: The loan file contains the following third-party documentation: 1) income/asset verification (tax returns) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (none). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2011	Refinance	Primary	XXX	$XXX
843202386	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843200749	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2003 - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/09: The lender excluded two accounts, XXX and XXX, without evidence of those accounts being paid off prior to close. Without documentation of the excluded liabilities, the investor debt ratio is XXXX% vs. the lender's 50% approved ratio.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/09: The lender excluded two accounts, XXX and XXX, without evidence of those accounts being paid off prior to close. Without documentation of the excluded liabilities, the investor debt ratio is XXXX% vs. the lender's 50% approved ratio.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2003
COMMENT: 2022/XX/09: The verification was received one day after closing.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12801% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $4,198.01 on a Federal Total Loan Amount of $134,206.96 vs. an allowable total of $4,026.20 (an overage of $171.81 or .12801%). - EV3

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,948.01 exceeds tolerance of $2,024.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/09: Loan is not agency saleable due to missing documentation for excluded liabilities and the debt ratio exceeds the QM standard.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/09: Debt ratio is over 50%

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/09: The lender excluded two accounts, XXX and XXX, without evidence of those accounts being paid off prior to close. Without documentation of the excluded liabilities, the investor debt ratio is XXXX% vs. the lender's 50% approved ratio.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/09: The lender excluded two accounts, XXX and XXX, without evidence of those accounts being paid off prior to close. Without documentation of the excluded liabilities, the investor debt ratio is 51% vs. the lender's 50% approved ratio.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12801% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $4,198.01 on a Federal Total Loan Amount of $134,206.96 vs. an allowable total of $4,026.20 (an overage of $171.81 or .12801%).
COMMENT: 2022/XX/09: No documentation of an undiscounted interest rate or bona fide discount points is present.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,948.01 exceeds tolerance of $2,024.00.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/09: A cure was not provided and no change of circumstances are documented.	C	C	Yes	No		XXXX	3/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
843200750	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/27: Verified assets include $2,550 XXX and $1,000 EMD. Total cash from borrower includes $560 appraisal fee and $27.31 Credit Report Fee paid before closing. *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/27: Subject LTV is XXXX% and LP requires PMI however the MI Cert is missing. Final CD, First Payment Letter, Initial Escrow Disclosure and Amortization Schedule do nto reflect borrower paid MI.	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $175.23 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $175.23 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/06: Evidence of valid CoC or cure is not provided for increase of Loan Discount Point to $175.23 from baseline of $0.00.	B	B	Yes	No		XXXX	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
843200745	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

									*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2		B	B	Yes	No		XXXX	12/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200748	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) Missing Document: Tax Certificate not provided COMMENT: 2022/XX/06: Tax Cert provided does is less than taxes noted on Final CD. Please provide appropriate tax cert.	1			A	A	Yes	No		XXXX	3/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200743	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/09: Manually underwritten loan. Sufficient assets provided from 401k doc#171	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
										COMMENT: 2022/XX/09: Affiliated Business Arrangement Disclosure provided on 11/XX/2019.	B	B	Yes	No		XXXX	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200746	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 COMMENT: 2022/XX/09: N/A - Prior employment VOE not required. *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 COMMENT: 2022/XX/09: N/A - Prior employment VOE not required.	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation - EV2		B	B	Yes	No		XXXX	12/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200205	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: High loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy.
COMMENT: 2019/XX/16: Loan to value is over guideline.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2019/XX/16: Loan to value is over guideline.

*** (OPEN) Guideline Requirement: High loan to value discrepancy.
COMMENT: 2019/XX/16: Loan to value is over guideline.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2019/XX/16: Loan to value is over guideline.

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2019/XX/16: Fico is below minimum

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.
COMMENT: 2019/XX/13: Final CD reflects 6.76 mortgage insurance premium.  Loan appears to be lender paid PMI

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
COMMENT: 2019/XX/13: Mortgage insurance document was not submitted in loan documents	3	*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX/Overtime) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX/Overtime) - EV3

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-43.23  is less than amount of binding Lender Credit previously disclosed in the amount of $-44.00. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $6.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8603) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,185.00 exceeds tolerance of $687.00.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (WAIVED) TRID Final Closing Disclosure Mortgage Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2018 did not disclose number of months for mortgage insurance under Prepaids. (Final/06/XX/2018) - EV1

*** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018) - EV1	*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX/Overtime)
COMMENT: 2019/XX/16: Unable to verify Overtime Income

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX/Overtime)
COMMENT: 2019/XX/16: Unable to verify Overtime Income

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
COMMENT: 2019/XX/13: Unable to determine Loan designation

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
COMMENT: 2019/XX/13: There is no evidence in the file reflecting receipt of this

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-43.23  is less than amount of binding Lender Credit previously disclosed in the amount of $-44.00. (9300)
COMMENT: 2019/XX/13: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $6.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8603)
COMMENT: 2019/XX/13: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,185.00 exceeds tolerance of $687.00.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2019/XX/13: No COC or cure was provided to the borrower for tolerance overages

*** (WAIVED) TRID Final Closing Disclosure Mortgage Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2018 did not disclose number of months for mortgage insurance under Prepaids. (Final/06/XX/2018)
COMMENT: 2019/XX/12: No months listed on final CD

*** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018)
										COMMENT: 2019/XX/12: No COC or cure was provided to the borrower for tolerance overages	C	C	Yes	No		XXXX	6/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
843200263	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $322.00 exceeds tolerance of $168.00 plus 10% or $184.80. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2018)
COMMENT: 2022/XX/09: Initial LE was electronically provided to the borrower on 03/XX/2018, however the borrower did not accept the e-sign consent agreement until 04/XX/2018, which is out side of the 3 day window.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $322.00 exceeds tolerance of $168.00 plus 10% or $184.80.  Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2022/XX/09: File does not contain a valid change of circumstance to justify fee increase, no cure provided.	B	B	Yes	No		XXXX	4/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200739	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/09: FEMA disaster has occurred since last valuation and no Post disaster inspection has been completed. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/09: Hazard insurance has a dwelling coverage of $XXX and replacement cost up to $XXX, However, there still remains a coverage shortfall of $XXX	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2017). (Final/03/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,935.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,068.00. (9300) - EV2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/09: Required Charm booklet was not located in file and loan is Adjustable Rate.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)
COMMENT: 2022/XX/09: No Borrower signed document in file stating receipt of valuation by applicant three (3) business days prior to consummation.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/09: File does not contain a signed 1003 application with a date prior to 3/XX/17

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2017). (Final/03/XX/2017)
COMMENT: 2022/XX/09: pg 5 pf Final closing disclosure that issued on 3/XX/17 shows $982,801.07 in Total Finance charge, However calculated amount shows $984,536.07 reflecting a variance of $1,735.00.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017)
COMMENT: 2022/XX/09: Initial Closing disclosure issued 2/XX/17 was not provided within 3 business days prior to closing

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,935.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-6,068.00. (9300)
										COMMENT: 2022/XX/09: Initial Loan estimate issued 2/XX/17 shows Lender credit amount of $-6,068.00 and final closing disclosure issued 3/XX/17 shows the amount changed to $-1,935.00	B	B	Yes	No		XXXX	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200741	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, NJ, Address: XXX, NJ, Address: XXX, NJ - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2014 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2013 - EV3

*** (OPEN) 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXX - EV2	*** (OPEN) AUS Findings: Available for Reserves discrepancy. COMMENT: 2022/XX/11: Gift Letters and evidence of transfer of funds for Gift fund of $85,000 are missing.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX/Bonus) - EV3

*** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585896) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 14,501.40 on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $160.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158) - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Lender guidelines were not provided.  Loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan.
COMMENT: 2022/XX/27: Lender guidelines were not provided.  Loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585896)
COMMENT: 2022/XX/27: Lender guidelines were not provided.  Loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 14,501.40 on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017)
COMMENT: 2022/XX/11: The amount disclosed for property costs year 1 is $14,501.40.  The actual amount is $14,188.20.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)
COMMENT: 2022/XX/11: Closing Disclosure dated 4/XX/2017 not provided to Borrower at least three business days prior to closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75158)
										COMMENT: 2022/XX/11: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.	C	C	Yes	No		XXXX	4/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
843200742	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 - EV3	3	*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585948) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2016). (Final/02/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016) - EV2	*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585948)
COMMENT: 2022/XX/10: Missing VOE for previous employment as well as an LOE for gap of employment between current and previous employment.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/27: The loan designation was not provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)
COMMENT: 2022/XX/10: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2016). (Final/02/XX/2016)
COMMENT: 2022/XX/10: Disclosure reflects Finance Charges of $239,915.55 however calculated Finance Charges reflects $241,039.13.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016)
										COMMENT: 2022/XX/10: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	C	C	Yes	No		XXXX	2/XX/2016	Refinance	Primary	XXX	$XXX		UTD	Non QM
843200008	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/10: DTI discrepancy due to subordinate financing. *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2022/XX/10: Additional one month bank statement needed to verify asset account. *** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien. COMMENT: 2022/XX/10: Subordinate Lien not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/10: Loan is designated as a Temporary SHQM loan.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
COMMENT: 2022/XX/10: No evidence found in file that the creditor provided each valuation to the applicant three business days prior to consummation.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/10: No evidence found in file that the creditor provided a List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
COMMENT: 2022/XX/10: Title - Endorsement Fee Amount of $15.00 exceeds tolerance of $0.00 without sufficient cure provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $195.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
										COMMENT: 2022/XX/10: Title - Abstract / Title Search Fee Amount of $195.00 exceeds tolerance of $0.00 without sufficient cure provided to the borrower.	B	C	Yes	No		XXXX	6/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
843200740	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,458.20 is underdisclosed from calculated Finance Charge of $399,728.92 in the amount of $3,270.72. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10585966) - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015)
COMMENT: 2022/XX/10: Note date is 05/XX/2015 document provided on 04/XX/2015.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,458.20 is underdisclosed from calculated Finance Charge of $399,728.92 in the amount of $3,270.72.
COMMENT: 2022/XX/10: Dose not match because a list of fees that were added to the final TIL. Fee such as loan origination fee, recording fee and other fees.

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
COMMENT: 2022/XX/10: REO schedule was missing from the final 1003 unable to verify all the real estate owned properties.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10585966)
COMMENT: 2022/XX/10: Borrower 1 has been with current employer for 18 years written VOE is not present.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
										COMMENT: 2022/XX/10: Document not in file.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2015	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
843200744	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	No	Yes	Final HUD1	XXXX	6/XX/2000	Purchase	UTD	XXX	$XXX
843200738	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		D	D	No	Yes	Title Co. Closing Statement	XXXX	7/XX/2005	Purchase	Primary	XXX	$XXX
843200747	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2		B	B	Yes	Yes	HELOC Agreement	XXXX	2/XX/2015	Refinance	Primary	XXX	$XXX
843200609	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) RESPA Affiliated Business Arangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…). - EV2		B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2011	Purchase	Primary	XXX	$XXX
843200610	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2008	Refinance	Primary	XXX	$XXX
843200792	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $395.29 is underdisclosed from calculated Finance Charge of $431.85 in the amount of $36.56. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $395.29 is underdisclosed from calculated Finance Charge of $431.85 in the amount of $36.56.
										COMMENT: 2019/XX/25: Unable to determine under disclosure due to missing the TIL itemization of amount financed.	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843200600	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/07: 1008 reflect AUS approved.	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,530.00 exceeds tolerance of $765.00. Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77223) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,530.00 exceeds tolerance of $765.00. Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/07: Fee was disclosed as $765 on the LE and Final Borrower's CD.  Seller's Final CD also reflects $765.00 paid by seller.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77223)
										COMMENT: 2022/XX/07: Fee was not disclosed on the LE. No cure was provided.	B	B	Yes	No		XXXX	8/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM (43-Q)
843200040	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,422.18 is underdisclosed from calculated Finance Charge of $221,542.18 in the amount of $120.00. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,422.18 is underdisclosed from calculated Finance Charge of $221,542.18 in the amount of $120.00.
										COMMENT: 2022/XX/16: TIL itemization did not disclose the assignment recording fee of $50 and courier fee of $70 as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200625	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2004	Purchase	Primary	XXX	$XXX
843200621	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	12/XX/2004	Purchase	Primary	XXX	$XXX
843200362	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Second Home	XXX	$XXX
843200614	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843200535	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Refinance	Investment	XXX	$XXX
843200615	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2007	Purchase	Primary	XXX	$XXX
843200617	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2012	Refinance	Primary	XXX	$XXX
843200620	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2012	Refinance	Primary	XXX	$XXX
843200623	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2013	Purchase	Investment	XXX	$XXX
843200616	XXX	XXX	XXX	2				2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2013	Refinance	Investment	XXX	$XXX
843200619	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,475.09 is underdisclosed from calculated Finance Charge of $74,139.34 in the amount of $664.25. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,475.09 is underdisclosed from calculated Finance Charge of $74,139.34 in the amount of $664.25.
										COMMENT: 2022/XX/28: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related	B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843200627	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013 - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

									*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2014	Refinance	Primary	XXX	$XXX
843200540	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2010	Refinance	UTD	XXX	$XXX
843200613	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012 - EV3	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2013	Refinance	Primary	XXX	$XXX
843200622	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,290.93 is underdisclosed from calculated Finance Charge of $178,227.95 in the amount of $937.02. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,290.93 is underdisclosed from calculated Finance Charge of $178,227.95 in the amount of $937.02.
										COMMENT: 2020/XX/03: Fees are under disclosed in the amount of $937.02. Itemization does not include the following fees which were charged to the borrower on the HUD: Admin Fee $500.00, Flood Cert (Life of Loan) $11.00; MERS Fee $3.95, Processing fee $450.00, and Tax Service Fee (Life of Loan) $68.00.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2008	Purchase	Primary	XXX	$XXX
843200286	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Primary	XXX	$XXX
843200033	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	4/XX/2008	Refinance	Primary	XXX	$XXX
843200624	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,594.21 is underdisclosed from calculated Finance Charge of $262,876.27 in the amount of $282.06. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,594.21 is underdisclosed from calculated Finance Charge of $262,876.27 in the amount of $282.06.
										COMMENT: 2020/XX/08: TIL itemization did not disclose an attorney fee of $60.00 however the itemization did disclose a lender credit of $838.00 which does not appear on the final HUD as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2013	Refinance	Primary	XXX	$XXX
843200618	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, CA COMMENT: 2022/XX/16: Missing current mortgage statement and current real estate taxes.	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2	*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
COMMENT: 2022/XX/16: NMLS Website reflects Originator License surrendered 7/XX/2015. No further information was available.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/15: Servicing Disclosure not dated within 3 days of application.

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
										COMMENT: 2022/XX/16: NMLS Website reflects Originator License surrendered 7/XX/2015. No further information was available.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843200626	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NV - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV3		1			A	A	Yes	No		XXXX	10/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
843201880	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found. - EV2

*** (OPEN) Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD. - EV2

*** (OPEN) Texas Home Loan Counseling Disclosure Not Provided: Unable to test Homeownership Counseling notice due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2		C	C	Yes	Yes	Final HUD1	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843200473	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Investment	XXX	$XXX
843200402	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2023/XX/19: Loan file does not contain any origination documentation.	D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	UTD	XXX	$XXX
843201550	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2003	UTD	UTD	XXX	$XXX
843201562	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843201213	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	5/XX/2006	Refinance	Investment	XXX	$XXX
843201182	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843200230	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2006	Purchase	Primary	XXX	$XXX
843201189	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	10/XX/2009	Purchase	Primary	XXX	$XXX
843201197	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2007	Purchase	Primary	XXX	$XXX
843201223	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2006	Purchase	Primary	XXX	$XXX
843200240	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2003	Purchase	Primary	XXX	$XXX
843201430	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/1997	Refinance	Investment	XXX	$XXX
843200441	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/17: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	6/XX/1996	Purchase	UTD	XXX	$XXX
843200582	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	10/XX/2005	Purchase	UTD	XXX	$XXX
843200267	XXX	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	XXXX	11/XX/2004	Purchase	Investment	XXX	$XXX
843200154	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/2006	Purchase	Primary	XXX	$XXX
843201184	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	XXXX	7/XX/1999	Purchase	Primary	XXX	$XXX
843201861	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2004	Purchase	UTD	XXX	$XXX
843201208	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) (Doc Error) Initial GFE not provided - EV2		D	D	No	Yes	Estimated HUD1	XXXX	11/XX/2006	Purchase	Primary	XXX	$XXX
843201198	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2023/XX/17: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2007	Purchase	Primary	XXX	$XXX
843202383	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2004	Refinance	Primary	XXX	$XXX
843201178	XXX	XXX	XXX	2	2	*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	11/XX/2013	Purchase	Primary	XXX	$XXX
843200292	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2006	Refinance	UTD	XXX	$XXX
843202382	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	1/XX/2005	Refinance	Primary	XXX	$XXX
843202355	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $668,557.65 is underdisclosed from calculated Finance Charge of $692,710.70 in the amount of $24,153.05. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $668,557.65 is underdisclosed from calculated Finance Charge of $692,710.70 in the amount of $24,153.05.
										COMMENT: 2023/XX/14: Approval indicates lender index value used was 2.39%. However, the lowest index value available in the look back period is 2.52%.	B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843200786	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	No	HELOC Agreement	XXXX	8/XX/2006	Refinance	Primary	XXX	$XXX
843202239	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2001	Purchase	Primary	XXX	$XXX
843202241	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Primary	XXX	$XXX
843200862	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2010	Refinance	Primary	XXX	$XXX
843200865	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Primary	XXX	$XXX
843201780	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2007	Refinance	Investment	XXX	$XXX
843201779	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843200229	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2004	Purchase	Primary	XXX	$XXX
843200278	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843200571	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2003	Refinance	Primary	XXX	$XXX
843202136	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843200465	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,510.31 is underdisclosed from calculated Finance Charge of $363,690.90 in the amount of $9,180.59. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,510.31 is underdisclosed from calculated Finance Charge of $363,690.90 in the amount of $9,180.59.
										COMMENT: 2023/XX/13: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.66%.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	6/XX/2006	Refinance	Primary	XXX	$XXX
843200332	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/14: Appraisal not provided.	2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843200060	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2005	Refinance	Primary	XXX	$XXX
843200871	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2009	Purchase	Primary	XXX	$XXX
843202144	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2006	Refinance	Primary	XXX	$XXX
843200355	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/14: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2023/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	D	D	Yes	No	Missing	XXXX	11/XX/2006	Purchase	Primary	XXX	$XXX
843200317	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		D	D	No	Yes	Stamped Title Co. Closing Statement	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843200213	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,956.54 is underdisclosed from calculated Finance Charge of $206,443.00 in the amount of $2,486.46. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/1996, prior to three (3) business days from transaction date of 05/XX/1996. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,956.54 is underdisclosed from calculated Finance Charge of $206,443.00 in the amount of $2,486.46.
										COMMENT: 2023/XX/18: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	XXXX	5/XX/1996	Refinance	Primary	XXX	$XXX
843200120	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843202135	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Purchase	Primary	XXX	$XXX
843200239	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 16.37500%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Primary	XXX	$XXX
843202134	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	7/XX/2008	Refinance	Primary	XXX	$XXX
843202137	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,837.26 is underdisclosed from calculated Finance Charge of $188,104.99 in the amount of $3,267.73. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,837.26 is underdisclosed from calculated Finance Charge of $188,104.99 in the amount of $3,267.73.
										COMMENT: 2023/XX/14: The Lender's payment stream reflects the expiration of MI after 63 months. Based on the LTV and loan terms, the MI would be in force for 120 months.	B	B	No	Yes	Final HUD1	XXXX	6/XX/2005	Refinance	Primary	XXX	$XXX
843200568	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2006	Purchase	Primary	XXX	$XXX
843200411	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2006	Refinance	Primary	XXX	$XXX
843200067	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	12/XX/2002	Refinance	Primary	XXX	$XXX
843200126	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Purchase	Primary	XXX	$XXX
843202143	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/1999	Purchase	Primary	XXX	$XXX
843200030	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	12/XX/2006	Refinance	Primary	XXX	$XXX
843202169	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	10/XX/2005	Purchase	UTD	XXX	$XXX
843200166	XXX	XXX	XXX	2				2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843202354	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $974,907.43 is underdisclosed from calculated Finance Charge of $1,017,400.89 in the amount of $42,493.46. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.59900% is underdisclosed from calculated APR of 7.97151% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $974,907.43 is underdisclosed from calculated Finance Charge of $1,017,400.89 in the amount of $42,493.46.
COMMENT: 2023/XX/14: Under disclosure is due to the lender utilizing an index value of 4.110% per the (Approval), however the lowest index value available in the lookback period is 4.4900%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.59900% is underdisclosed from calculated APR of 7.97151% outside of 0.250% tolerance.
										COMMENT: 2023/XX/14: Under disclosure is due to the lender utilizing an index value of 4.110% per the (Approval), however the lowest index value available in the lookback period is 4.4900%.	B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2006	Refinance	Primary	XXX	$XXX
843202146	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/14: Appraisal not provided.	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2002	Refinance	Primary	XXX	$XXX
843200178	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2023/XX/13: The most recently printed HUD in the file dated 05/XX/2007 has a true and correct stamp on it but it is unclear who signed this and the subject property is located in Utah which is not an escrow state so the borrower signature is required. There are other versions of the HUD in file which are signed, but they have escrow holdback language on them which would result in the HUD being declared Estimated instead.	D	D	Yes	Yes	HUD1, not signed or stamped	XXXX	4/XX/2007	Refinance	Primary	XXX	$XXX
843202133	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	2/XX/2007	Refinance	Primary	XXX	$XXX
843201724	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2007	Refinance	Primary	XXX	$XXX
843200868	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2003	Refinance	Primary	XXX	$XXX
843201173	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2023/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	XXXX	3/XX/2007	Purchase	Primary	XXX	$XXX
843201446	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2006	Purchase	Primary	XXX	$XXX
843201559	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/14: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	1/XX/2007	Purchase	Primary	XXX	$XXX
843201502	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2003	Purchase	Primary	XXX	$XXX
843201416	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/17: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2004	Purchase	Primary	XXX	$XXX
843200345	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,640.69 is underdisclosed from calculated Finance Charge of $83,027.73 in the amount of $387.04. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,640.69 is underdisclosed from calculated Finance Charge of $83,027.73 in the amount of $387.04.
										COMMENT: 2023/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843201389	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Primary	XXX	$XXX
843201371	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Purchase	Primary	XXX	$XXX
843201478	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,108,293.11 is underdisclosed from calculated Finance Charge of $1,109,433.39 in the amount of $1,140.28. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,108,293.11 is underdisclosed from calculated Finance Charge of $1,109,433.39 in the amount of $1,140.28.
										COMMENT: 2023/XX/17: TIL Itemization did not disclosea Title Courier fees of $92.81 and a Settlement/Closing Fee of $1475 as as prepaid finance charges and disclosed a Loan Tie in Fee of $100, Prepaid Intereset of $1170.03 and a Sub Escrow Fee of $150 and final HUD reflects $150, $1170.03 and $150 respectively.	B	B	No	Yes	Final HUD1	XXXX	2/XX/2007	Purchase	Primary	XXX	$XXX
843201411	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/17: High Cost testing not complete - Premium and terms were not documented in file	1			A	A	No	Yes	Final HUD1	XXXX	1/XX/2007	Refinance	Investment	XXX	$XXX
843200537	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	6/XX/2013	Refinance	Primary	XXX	$XXX
843200493	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2004	Purchase	Primary	XXX	$XXX
843200298	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843201283	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2004	Refinance	UTD	XXX	$XXX
843201308	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	8/XX/1996	Purchase	UTD	XXX	$XXX
843200416	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201402	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	Yes	HUD1, not signed or stamped	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201551	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201555	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201572	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201620	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Investment	XXX	$XXX
843201366	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201607	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201435	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2005	Purchase	Primary	XXX	$XXX
843201603	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	4/XX/2003	Refinance	UTD	XXX	$XXX
843201310	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	2/XX/2002	Purchase	Primary	XXX	$XXX
843201298	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2004	Purchase	Primary	XXX	$XXX
843201440	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201539	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2005	Purchase	Investment	XXX	$XXX
843201547	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2005	Purchase	Investment	XXX	$XXX
843200494	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		D	D	No	Yes	HUD1, not signed or stamped	XXXX	5/XX/2005	Refinance	Investment	XXX	$XXX
843201287	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	XXXX	7/XX/2004	Purchase	Primary	XXX	$XXX
843201514	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201373	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.99000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201393	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201423	XXX	XXX	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2023/XX/19: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	12/XX/2002	Refinance	UTD	XXX	$XXX
843201306	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Purchase	Second Home	XXX	$XXX
843201596	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	XXXX	9/XX/2005	Purchase	Investment	XXX	$XXX
843201588	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.01000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201503	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201439	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	6/XX/2003	Refinance	UTD	XXX	$XXX
843201520	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201614	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201300	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2005	Refinance	Investment	XXX	$XXX
843201429	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201488	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	Primary	XXX	$XXX
843200112	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Refinance	Investment	XXX	$XXX
843201448	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	Stamped Title Co. Closing Statement	XXXX	7/XX/2003	Purchase	Primary	XXX	$XXX
843201548	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/19: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	6/XX/2004	Purchase	UTD	XXX	$XXX
843201461	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2003	Refinance	UTD	XXX	$XXX
843201305	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	Estimated HUD1	XXXX	1/XX/2005	Purchase	Investment	XXX	$XXX
843201427	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201450	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/19: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,047.10 is underdisclosed from calculated Finance Charge of $162,501.38 in the amount of $6,454.28. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.51600% is underdisclosed from calculated APR of 7.80867% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,047.10 is underdisclosed from calculated Finance Charge of $162,501.38 in the amount of $6,454.28.
										COMMENT: 2023/XX/19: It appears the Lender utilized an index value lower than 1.6275%, the lowest index available in the lookback period.	B	B	No	Yes	Final HUD1	XXXX	6/XX/2004	Purchase	Primary	XXX	$XXX
843200059	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2004	Refinance	Investment	XXX	$XXX
843201314	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2004	Refinance	Investment	XXX	$XXX
843201408	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	8/XX/2003	Refinance	UTD	XXX	$XXX
843202289	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2002	Purchase	Primary	XXX	$XXX
843200596	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2004	Refinance	Investment	XXX	$XXX
843201288	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,896.97 is underdisclosed from calculated Finance Charge of $121,841.90 in the amount of $1,944.93. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,896.97 is underdisclosed from calculated Finance Charge of $121,841.90 in the amount of $1,944.93.
										COMMENT: 2023/XX/19: Under disclosure is due to the lender utilizing an index value of 1.605% per the audit checklist, however the lowest index value available in the lookback period is 1.8338%.	B	B	No	Yes	Final HUD1	XXXX	8/XX/2004	Purchase	Primary	XXX	$XXX
843201294	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	XXXX	3/XX/2003	Purchase	Primary	XXX	$XXX
843201465	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	5/XX/2003	Purchase	Investment	XXX	$XXX
843201615	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843200468	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	10/XX/2005	Purchase	Primary	XXX	$XXX
843202298	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	10/XX/2011	Purchase	Primary	XXX	$XXX
843201338	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	Yes	Yes	Stamped Title Co. Closing Statement	XXXX	4/XX/2004	Refinance	Primary	XXX	$XXX
843201385	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.15000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Purchase	UTD	XXX	$XXX
843201541	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843201597	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	Yes	HUD1, not signed or stamped	XXXX	12/XX/2005	Purchase	Primary	XXX	$XXX
843200297	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title Evidence is not a standard policy. - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	5/XX/2011	Refinance	Primary	XXX	$XXX
843202300	XXX	XXX	XXX	2				2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	11/XX/2009	Purchase	Primary	XXX	$XXX
843200217	XXX	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	XXXX	6/XX/2004	Purchase	Primary	XXX	$XXX
843200527	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,706.90 is underdisclosed from calculated Finance Charge of $40,819.91 in the amount of $113.01. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,706.90 is underdisclosed from calculated Finance Charge of $40,819.91 in the amount of $113.01.
										COMMENT: 2023/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	XXXX	3/XX/2011	Purchase	Primary	XXX	$XXX
843202357	XXX	XXX	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2023/XX/14: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	XXXX	1/XX/2004	Purchase	UTD	XXX	$XXX
843200589	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction to Perm Incomplete Note –  Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement containing construction phase loan terms not in file.  Construction phase terms sourced from final approval and other loan documents in file for compliance testing purposes. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	XXXX	6/XX/2004	Refinance	Primary	XXX	$XXX
843200250	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	5/XX/2004	Refinance	Primary	XXX	$XXX
843201481	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	No	Yes	Final HUD1	XXXX	7/XX/1996	Purchase	UTD	XXX	$XXX
843202301	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	XXXX	8/XX/2005	Refinance	Primary	XXX	$XXX
843201474	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201353	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	8/XX/2005	Purchase	Primary	XXX	$XXX
843201477	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201554	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	9/XX/2004	UTD	UTD	XXX	$XXX
843201519	XXX	XXX	XXX	3	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete COMMENT: 2023/XX/14: The date on Note is 3/XX/2004, however Final Title and Security Instrument notary dates are 3/XX/2005	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2004	UTD	UTD	XXX	$XXX
843201433	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $1,500.00. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201546	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	UTD	XXX	$XXX
843201521	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2005	Refinance	Primary	XXX	$XXX
843201535	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	XXXX	4/XX/2005	Purchase	Investment	XXX	$XXX
843202141	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	XXXX	3/XX/2007	UTD	Primary	XXX	$XXX
843200946	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2023/XX/21: Guidelines require a full appraisal. AUS in file required a 1004 appraisal.	3	*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,723.12 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,820.00 exceeds tolerance of $1,485.00 plus 10% or $1,633.50.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $139.60 exceeds tolerance of $134.32.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7725) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax.  Fee Amount of $68.57 exceeds tolerance of $64.26.  Insufficient or no cure was provided to the borrower. (77239) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $750.00 exceeds tolerance of $495.00.  Insufficient or no cure was provided to the borrower. (77208) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee.  Fee Amount of $1.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77172) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $150.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (77163) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2023/XX/21: Disclosure in file was provided and signed at closing.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,723.12 may be required.
COMMENT: 2023/XX/21: Loan Estimate was not provided.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2023/XX/21: Disclosure was not provided.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,820.00 exceeds tolerance of $1,485.00 plus 10% or $1,633.50.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/21: 10% tolerance was exceeded by $186.50 due to addition of Title Fees.  No valid COC provided, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $139.60 exceeds tolerance of $134.32.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/21: Transfer Tax was last disclosed as $134.32 on Initial Closing disclosure but disclosed as $139.60 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7725)
COMMENT: 2023/XX/21: Title - Document Preparation Fee was not disclosed on Initial Closing disclosure but disclosed as $9.00 on the final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax.  Fee Amount of $68.57 exceeds tolerance of $64.26.  Insufficient or no cure was provided to the borrower. (77239)
COMMENT: 2023/XX/21: Title - Services Sales Tax Fee was last disclosed as $64.26 on the Initial Closing Disclosure but disclosed as $68.57 on the Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $750.00 exceeds tolerance of $495.00.  Insufficient or no cure was provided to the borrower. (77208)
COMMENT: 2023/XX/21: Title - Municipal Lien Certificate Fee (MLC) Fee was last disclosed as $495.00 on the initial Closing Disclosure but disclosed as $750.00 on the final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee.  Fee Amount of $1.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77172)
COMMENT: 2023/XX/21: Title - Copy Or Fax Fee was disclosed as $1.00 on the final Closing Disclosure but was not disclosed on the initial Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $150.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (77163)
COMMENT: 2023/XX/21: Title - Abstract / Title Search Fee was last disclosed as $100.00 on the initial Closing Disclosure but disclosed as $150 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide an Approval, AUS or 1008, income verification documentation, asset verification documentation, an origination credit report, final title policy, and all issued Loan Estimates.	C	C	Yes	No		XXXX	11/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
843202112	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) The subject Property was sold within the previous 12 months. Missing evidence to determine if there are  undisclosed Identity-of-Interest transactions and if compliant with Restrictions on Property Flipping.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2016 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2023/XX/20: Client provided Non QM guides for review.	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.97013% or Final Disclosure APR of 4.98100% is equal to or greater than the threshold of APOR 3.46% + 1.5%, or 4.96000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103) - EV2	*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.97013% or Final Disclosure APR of 4.98100% is equal to or greater than the threshold of APOR 3.46% + 1.5%, or 4.96000%. Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2023/XX/20: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.97013% or Final Disclosure APR of 4.98100% is equal to or greater than the threshold of APOR 3.46% + 1.5%, or 4.96000%.  Non-Compliant Higher Priced Mortgage Loan.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2023/XX/20: Page 2 of final CD shows initial escrow payment at closing by seller of $1,635.35 but initial escrow account disclosure statement shows initial deposit of $1,634.35.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
COMMENT: 2023/XX/20: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
										COMMENT: 2023/XX/20: Fee was not disclosed on the initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure ..	B	B	Yes	No		XXXX	10/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843202299	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/20: Asset documentation requirements not met due to calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/20: Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 80.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/20: Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 80.00000%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/20: Calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 6.00.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $79,295.23 is under disclosed by $315.01 compared to the calculated Finance Charge of $79,610.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/20: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/20: Based on the loan failing the Reserves Requirement Guideline (calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 6.00), the loan is at ATR risk.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/20: There are guideline deficiencies related to asset doc requirements (calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 6.00) which could result in a risk to the borrower's ability to repay.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $79,295.23 is under disclosed by $315.01 compared to the calculated Finance Charge of $79,610.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017)
										COMMENT: 2023/XX/20: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 of $79,295.23 that does not match the actual Finance Charge for the loan of $79,610.24. Variance of $315.01.	C	C	Yes	No		XXXX	3/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
843200945	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/21: The property is in a FEMA disaster area.  Provide a satisfactory post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA) Declared Disaster End Date.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/21: Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXX Provide updated Hazard Insurance Policy with minimum Coverage of $XXX or Replacement Cost Estimator.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016
COMMENT: 2023/XX/21: Provide missing Third Party Verification of Employment (Start Date 01/XX/2018) dated within 10 days prior to the note date.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $9,952.25 exceeds tolerance of $3,593.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/21: The provided Originator Loan Designation is Non QM, but verification of XXX performed within 10 days prior of the Note date is missing which resulted in a Due Diligence Loan Designation of ATR fail.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/21: Unable to verify current Wages/W-2 employment status due to missing VVOE performed within 10 days prior to the Note date for XXX.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020)
COMMENT: 2023/XX/21: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/21: Provide fully executed and complete Initial Loan Application.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2023/XX/21: Provide a fully executed and complete Affiliated Business Arrangement Disclosure provided to the Borrower within three (3) business days of Loan Application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/21: Provide missing List of Homeownership Counseling Organizations provided to the Borrower within three (3) business days of Loan Application

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $9,952.25 exceeds tolerance of $3,593.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/21: Transfer Tax disclosed as $3,593.00 on LE dated 11/XX/2020, but disclosed as $9,952.25 on Final Closing Disclosure.  Insufficient or no cure was provided to the borrower.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide an Approval or 1008, income verification, asset verification, an origination credit report, all issued LE's.	C	C	Yes	No		XXXX	12/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
843200962	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/22: Provide missing Initial Rate Lock date.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,570.62 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/22: Provide missing Last Date Rate Set and Initial Rate Lock Date.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2018)
COMMENT: 2023/XX/24: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, provide evidence appraisal was provided at or before closing.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/21: Provide fully executed and complete Initial Loan Application.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2023/XX/24: Provide fully executed and complete Affiliated Business Arrangement Disclosure provided to the borrower within three (3) business days of loan application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/22: Provide missing fully executed and complete RESPA Homeownership Counseling List provided to the Borrower within three (3) business days of Loan Application. .

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,570.62 may be required.
COMMENT: 2023/XX/22: Provide missing Loan Estimate issued and received by the Borrower within three (3) days of Loan Application.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2023/XX/24: Provide evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within three (3) business days of Loan Application.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)
COMMENT: 2023/XX/22: Provide evidence the Closing Disclosure (08/XX/2018) was provided to Borrower(s) at least three (3) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide a complete loan package including subject an Approval or 1008, income verification, asset verification, an origination credit report, all issued LE's.	B	B	No	No		XXXX	8/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
843200974	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/20: The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA Declared Disaster End Date.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,803.57 exceeds tolerance of $2,501.00 plus 10% or $2,751.10. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
COMMENT: 2023/XX/20: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,803.57 exceeds tolerance of $2,501.00 plus 10% or $2,751.10.  Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2023/XX/20: $2302.57 violation due to increase in Title - Settlement, Title - Endorsements, Recording Fees, Title - Abstract, Title - Courier, Title - Processing, Title - Recording Service, Title - Survey, Title - Tax Certificate, and Title - Policy Guaranty. Insufficient or no cure was provided to the borrower.	B	B	Yes	No		XXXX	2/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843200965	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/21: The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA) Declared Disaster End Date.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2023/XX/21: The guidelines require assets be seasoned at least 60 days.  Only one statement reflecting 30 day average was provided for XXX account ending XXX (02/XX/2018-03/XX/2018 provided) and XXX account ending XXX (02/XX/2018 - 03/XX/2018 provided).

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/21: Provide fully executed and complete Form 4506-T (Request for Transcript of Tax Return) for 2015, 2016, and 2017.  The document provided is signed, but not dated and does not reflect the tax years to be ordered.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013
COMMENT: 2023/XX/21: Provide missing Third Party Employment Verification for Borrower 2 (Employment start date 04/XX/2013) performed within 10 days prior to the Note date.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013
COMMENT: 2023/XX/21: Provide missing Third Party Employment Verification within 10 business days of the Note for Borrower 2 (Employment start date 04/XX/2013).	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2203840) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $126,554.16 is under disclosed by $200.00 compared to the calculated Finance Charge of $126,754.16 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CURED) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2018) - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/21: The provided originator loan designation is Non QM, but a guideline required fully executed 4506T for each Borrower and a VVOE performed within 10 days prior to Note date for B2 are missing.  Additionally, six months reserves are required to be verified with statements seasoned 60 days and only 30 days statements were provided.  These guideline violations resulted in a Due Diligence Loan Designation of ATR fail.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/21: A guideline required fully executed 4506T for each Borrower and a VVOE performed within 10 days prior to Note date for B2 are missing and the loan default tested to ATR requirements.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/21: Provide missing List of Homeownership Counseling Organizations provided to the Borrower within three (3) business days of Loan Application.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2203840)
COMMENT: 2023/XX/21: The estimated escrowed taxes and insurance disclosed on page 1 of the final Closing Disclosure equal $591.68 which matches the amount collected on page 2 and totals $7,100.16 annually.  However, the amount of escrowed property costs year 1 disclosed on page 4 is $5,945.50.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $126,554.16 is under disclosed by $200.00 compared to the calculated Finance Charge of $126,754.16 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018)
COMMENT: 2023/XX/21: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 of $126,554.16 that does not match the actual Finance Charge for the loan of $126,754.16. Variance of $200.00.  There is no indication of what the $200 Title - Service fee was for.  This fee calculates as a prepaid finance charge.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review.  Please provide an Approval or 1008, income verification, asset verification, an origination credit report, all issued LE's and CD's.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2018)
										COMMENT: 2023/XX/21: Page 1 of the Final Closing Disclosure disclosed the Monthly Escrow Payment of $540.50 that does not match the actual escrow payment for the loan of $591.68.	C	C	Yes	No		XXXX	5/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
843200968	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/21: Available for Closing is insufficient to cover Cash From Borrower. (Documented qualifying Assets for Closing of  $16,354.52 is less than Cash From Borrower $16,975.56.)

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/21: The property is in a FEMA disaster area.  Provide a satisfactory post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA) Declared Disaster End Date.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/21: Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 80.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/21: Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 80.00000%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/21: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/21: Provide fully executed and complete Form 4506-T (Request for Transcript of Tax Return).	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,058.35 may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.86600% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of 5.36989% outside of 0.125% tolerance. (Final/04/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $251,890.62 is under disclosed by $21,079.22 compared to the calculated Finance Charge of $272,969.84 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/04/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2018).  The disclosed Total of Payments in the amount of $543,331.99 is under disclosed by $21,059.72 compared to the calculated total of payments of $564,391.71 which exceeds the $100.00 threshold. (Final/04/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/21: Provide fully executed and complete Initial Loan Application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/21: Provide missing List of Homeownership Counseling Organizations.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,058.35 may be required.
COMMENT: 2023/XX/21: Provide missing Loan Estimate issued to the Borrower within three (3) business days of Loan Application.

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.86600% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of 5.36989% outside of 0.125% tolerance. (Final/04/XX/2018)
COMMENT: 2023/XX/21: APR of 4.86600% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of 5.36989% outside of 0.125% tolerance.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $251,890.62 is under disclosed by $21,079.22 compared to the calculated Finance Charge of $272,969.84 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/04/XX/2018)
COMMENT: 2023/XX/21: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 of $251,890.62 that does not match the actual Finance Charge for the loan of $272,969.84. Variance of $21,079.22.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2018).  The disclosed Total of Payments in the amount of $543,331.99 is under disclosed by $21,059.72 compared to the calculated total of payments of $564,391.71 which exceeds the $100.00 threshold. (Final/04/XX/2018)
COMMENT: 2023/XX/21: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Total of Payments on page 5 of $543,331.99 that does not match the actual total of payments for the loan of $564,391.71. Variance of $21,059.72.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2018)
COMMENT: 2023/XX/21: Provide evidence the Closing Disclosure dated 04/XX/2018 was provided to Borrower(s) at least three (3) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide a complete loan package including subject an Approval or 1008, income verification, asset verification, an origination credit report, all issued LE's and CD's.	B	B	Yes	No		XXXX	4/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843200575	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/21: Consumer debt accounts were excluded from the debts without evidence supporting the exclusion. Including the payments in the debt calculation brings the DTI to XXXX% and out of tolerance. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2023/XX/21: HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	3	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,667.04 exceeds tolerance of $2,355.00 plus 10% or $2,590.50.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/21: Consumer debt accounts were excluded from the debts without evidence supporting the exclusion.  Including the payments in the debt calculation brings the DTI out of tolerance which resulted in a Due Diligence Loan Designation of
ATR risk.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/21: Consumer debt accounts were excluded from the debts without evidence supporting the exclusion.  Including the payments in the debt calculation brings the DTI to XXXX% and out of tolerance.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2023/XX/21: Consumer debt accounts were excluded from the debts without evidence supporting the exclusion.  Including the payments in the debt calculation brings the DTI to XXXX% and out of tolerance.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2023/XX/21: Only the disclosure provided at closing was signed.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,667.04 exceeds tolerance of $2,355.00 plus 10% or $2,590.50.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/21: 10% tolerance was exceeded by $76.54 due to increase of recording fee and addition of title fees not shown on the LE.  No valid COC provided, nor evidence of cure in file.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide an Approval, AUS or 1008, income verification documentation, asset verification documentation, an origination credit report, and all issued Loan Estimates.	C	C	Yes	No		XXXX	4/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
843202317	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/20: The property is in a FEMA disaster area.  Provide a satisfactory post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA) Declared Disaster End Date.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/20: Evidence of transfer of the $15,000 gift is missing which makes the verified funds for reserves insufficient.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2014, GFE Date: 06/XX/2014, GFE Date: 08/XX/2014, GFE Date: 08/XX/2014 - EV2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2014, GFE Date: 06/XX/2014, GFE Date: 08/XX/2014, GFE Date: 08/XX/2014
										COMMENT: 2023/XX/20: Provide missing Change of Circumstances for GFE Date: 06/XX/2014, GFE Date: 06/XX/2014, GFE Date: 08/XX/2014, GFE Date: 08/XX/2014.	B	B	Yes	Yes	Final HUD1	XXXX	9/XX/2014	Purchase	Primary	XXX	$XXX		Non QM	Non QM
843200964	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/21: The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 (Remnants of Hurricane IDA) Declared Disaster End Date. *** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/21: Provide missing Initial Rate Lock Date.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,668.01 may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $102,859.02 is under disclosed by $106.00 compared to the calculated Finance Charge of $102,965.02 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/21: Provide missing Last Date Rate Set and Initial Rate Lock Date.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/21: Provide fully executed and complete Initial Loan Application.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2023/XX/21: Provide a fully executed and complete Affiliated Business Arrangement Disclosure provided to borrower within three (3) business days pof Loan Application. .
Remove/Clear Exceptions

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/21: Provide missing List of Homeownership Counseling Organizations.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,668.01 may be required.
COMMENT: 2023/XX/21: Provide missing Loan Estimate issued to the Borrower within three (3) business days of Loan Application.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2023/XX/21: Provide evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within three (3) business days of Loan Application.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $102,859.02 is under disclosed by $106.00 compared to the calculated Finance Charge of $102,965.02 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/05/XX/2018)
COMMENT: 2023/XX/21: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 of $102,895.40 that does not match the actual Finance Charge for the loan of $102,965.02. Variance of $106.00.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
COMMENT: 2023/XX/21: Provide evidence the Closing Disclosure dated 05/XX/2018 was provided to Borrower(s) at least three (3) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2023/XX/20: The file is missing one or more of the core documents required for a review. Please provide an Approval, AUS or 1008, income verification documentation, asset verification documentation, an origination credit report, and all issued Loan Estimates.	B	B	No	No		XXXX	5/XX/2018	Purchase	Second Home	XXX	$XXX		Non QM	Non QM